Item 1  Schedule of Investments



 T. Rowe Price Equity Index 500 Fund
 Unaudited                                             March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS  95.7%
 CONSUMER DISCRETIONARY  11.0%
 Auto Components  0.2%
 Cooper Tire                                           32,773        602

 Dana                                                  67,603        865

 Delphi ss.                                            249,858       1,119

 Goodyear Tire & Rubber *ss.                           75,070        1,002

 Johnson Controls                                      81,094        4,522

 Visteon ss.                                           56,750        324

                                                                     8,434

 Automobiles  0.5%
 Ford Motor                                            793,267       8,988

 GM ss.                                                244,985       7,200

 Harley-Davidson ss.                                   126,786       7,323

                                                                     23,511

 Distributors  0.1%
 Genuine Parts                                         75,020        3,263

                                                                     3,263

 Hotels, Restaurants & Leisure  1.4%
 Carnival                                              228,293       11,828

 Darden Restaurants ss.                                67,797        2,080

 Harrah's Entertainment                                49,271        3,182

 Hilton                                                165,546       3,700

 International Game Technology                         149,924       3,997

 Marriott, Class A                                     87,072        5,822

 McDonald's                                            553,779       17,245

 Starbucks *                                           173,171       8,946

 Starwood Hotels & Resorts Worldwide, Equity Units     92,007        5,523

 Wendy's                                               49,385        1,928

 Yum! Brands                                           126,667       6,562

                                                                     70,813

 Household Durables  0.6%
 Black & Decker                                        34,464        2,722

 Centex                                                52,836        3,026

 Fortune Brands                                        62,744        5,059

 KB Home                                               19,434        2,283

 Leggett & Platt ss.                                   83,046        2,398

 Maytag ss.                                            37,179        519

 Newell Rubbermaid  ss.                                117,678       2,582

 Pulte                                                 54,078        3,982

 Snap-On                                               26,350        838

 Stanley Works                                         34,987        1,584

 Whirlpool ss.                                         28,253        1,913

                                                                     26,906

 Internet & Catalog Retail  0.4%
 eBay *                                                524,404       19,539

                                                                     19,539

 Leisure Equipment & Products  0.2%
 Brunswick                                             42,817        2,006

 Eastman Kodak ss.                                     124,972       4,068

 Hasbro                                                75,949        1,553

 Mattel                                                180,459       3,853

                                                                     11,480

 Media  3.8%
 Clear Channel Communications                          228,302       7,870

 Comcast, Class A *                                    961,782       32,489

 Disney ss.                                            886,963       25,482

 Dow Jones ss.                                         37,813        1,413

 Gannett                                               109,352       8,648

 Interpublic Group *                                   182,455       2,240

 Knight-Ridder                                         32,575        2,191

 McGraw-Hill                                           81,100        7,076

 Meredith ss.                                          21,014        982

 New York Times, Class A                               62,068        2,270

 News Corporation, Class A                             1,259,700     21,314

 Omnicom                                               80,837        7,156

 Time Warner *                                         1,995,374     35,019

 Tribune                                               134,227       5,352

 Univision Communications, Class A *                   137,343       3,803

 Viacom, Class B                                       738,731       25,730

                                                                     189,035

 Multiline Retail  1.2%
 Big Lots *ss.                                         49,120        590

 Dillards, Class A                                     36,167        973

 Dollar General                                        141,033       3,090

 Family Dollar Stores                                  73,057        2,218

 Federated Department Stores                           73,673        4,688

 J.C. Penney                                           123,971       6,437

 Kohl's *                                              145,900       7,533

 May Department Stores                                 126,731       4,692

 Nordstrom                                             59,914        3,318

 Sears *ss.                                            36,450        4,854

 Target                                                389,441       19,480

                                                                     57,873

 Specialty Retail  2.2%
 Autonation *                                          111,300       2,108

 AutoZone *                                            29,295        2,511

 Bed Bath & Beyond *                                   131,557       4,807

 Best Buy                                              129,323       6,985

 Circuit City ss.                                      83,087        1,333

 GAP                                                   319,019       6,967

 Home Depot                                            951,423       36,382

 Lowes                                                 336,201       19,194

 Office Depot *                                        136,707       3,032

 OfficeMax                                             40,708        1,364

 RadioShack ss.                                        70,277        1,722

 Sherwin-Williams                                      60,649        2,668

 Staples                                               215,362       6,769

 The Limited                                           172,791       4,199

 Tiffany ss.                                           63,709        2,199

 TJX                                                   208,589       5,137

 Toys "R" Us *                                         94,278        2,429

                                                                     109,806

 Textiles, Apparel, & Luxury Goods  0.4%
 Coach *                                               83,200        4,712

 Jones Apparel Group                                   52,512        1,759

 Liz Claiborne                                         47,027        1,887

 Nike, Class B                                         99,535        8,292

 Reebok                                                25,430        1,126

 V. F.                                                 46,647        2,759

                                                                     20,535

 Total Consumer Discretionary                                        541,195

 CONSUMER STAPLES  9.9%
 Beverages  2.1%
 Anheuser-Busch                                        337,875       16,012

 Brown-Forman, Class B                                 39,022        2,136

 Coca-Cola                                             981,491       40,899

 Coca-Cola Enterprises                                 152,765       3,135

 Molson Coors Brewing, Class B ss.                     34,859        2,690

 Pepsi Bottling Group ss.                              85,661        2,386

 PepsiCo                                               728,477       38,631

                                                                     105,889

 Food & Staples Retailing  2.7%
 Albertsons ss.                                        158,225       3,267

 Costco Wholesale                                      204,668       9,042

 CVS                                                   169,701       8,930

 Kroger *                                              318,287       5,102

 Safeway *                                             193,644       3,588

 Supervalu                                             59,673        1,990

 Sysco                                                 275,992       9,881

 Wal-Mart                                              1,467,759     73,549

 Walgreen                                              442,469       19,655

                                                                     135,004

 Food Products  1.2%
 Archer-Daniels-Midland                                278,935       6,856

 Campbell Soup                                         141,118       4,095

 ConAgra ss.                                           223,034       6,027

 General Mills                                         158,194       7,775

 Heinz                                                 151,798       5,592

 Hershey Foods                                         94,754        5,729

 Kellogg                                               152,099       6,581

 McCormick                                             59,100        2,035

 Sara Lee                                              343,250       7,607

 Wrigley                                               84,704        5,554

                                                                     57,851

 Household Products  1.8%
 Clorox                                                66,423        4,184

 Colgate-Palmolive                                     227,805       11,885

 Kimberly-Clark                                        209,300       13,757

 Procter & Gamble                                      1,096,740     58,127

                                                                     87,953

 Personal Products  0.7%
 Alberto Culver, Class B                               38,841        1,859

 Avon                                                  205,906       8,842

 Gillette                                              429,504       21,681

                                                                     32,382

 Tobacco  1.4%
 Altria Group                                          899,371       58,810

 Reynolds American ss.                                 50,400        4,061

 UST ss.                                               72,143        3,730

                                                                     66,601

 Total Consumer Staples                                              485,680

 ENERGY  8.4%
 Energy Equipment & Services  1.1%
 Baker Hughes                                          146,598       6,522

 BJ Services                                           70,367        3,651

 Halliburton                                           218,544       9,452

 Nabors Industries *                                   63,376        3,748

 National Oilwell Varco *                              73,427        3,429

 Noble Drilling                                        56,900        3,198

 Rowan                                                 46,360        1,388

 Schlumberger                                          256,656       18,089

 Transocean *                                          138,943       7,150

                                                                     56,627

 Oil & Gas  7.3%
 Amerada Hess ss.                                      38,905        3,743

 Anadarko Petroleum                                    105,644       8,040

 Apache                                                142,576       8,730

 Ashland                                               30,086        2,030

 Burlington Resources                                  167,782       8,401

 ChevronTexaco                                         915,036       53,356

 ConocoPhillips                                        302,502       32,622

 Devon Energy                                          207,002       9,884

 El Paso Corporation                                   279,025       2,952

 EOG Resources                                         103,752       5,057

 ExxonMobil                                            2,776,207     165,462

 Kerr-McGee                                            70,643        5,534

 Kinder Morgan                                         47,562        3,600

 Marathon Oil                                          150,198       7,047

 Occidental Petroleum                                  172,072       12,246

 Sunoco ss.                                            30,518        3,159

 Unocal                                                117,236       7,232

 Valero Energy ss.                                     111,200       8,148

 Williams Companies                                    246,998       4,646

 XTO Energy                                            150,833       4,953

                                                                     356,842

 Total Energy                                                        413,469

 FINANCIALS  18.9%
 Capital Markets  2.7%
 Bank of New York                                      337,298       9,799

 Bear Stearns                                          49,452        4,940

 Charles Schwab                                        497,346       5,227

 E*TRADE Financial *                                   155,800       1,870

 Federated Investors, Class B                          47,000        1,331

 Franklin Resources                                    85,732        5,885

 Goldman Sachs                                         194,025       21,341

 Janus Capital Group                                   104,597       1,459

 Lehman Brothers                                       120,361       11,333

 Mellon Financial                                      184,237       5,258

 Merrill Lynch                                         404,865       22,915

 Morgan Stanley                                        482,091       27,600

 Northern Trust ss.                                    92,683        4,026

 State Street                                          144,686       6,326

 T. Rowe Price Group +ss.                              54,413        3,231

                                                                     132,541

 Commercial Banks  5.5%
 AmSouth ss.                                           150,017       3,893

 Bank of America                                       1,760,012     77,617

 BB&T                                                  237,536       9,283

 Comerica                                              74,256        4,090

 Compass Bancshares                                    51,800        2,352

 Fifth Third Bancorp ss.                               225,346       9,685

 First Horizon National ss.                            53,011        2,162

 Huntington Bancshares                                 101,908       2,436

 KeyCorp                                               173,955       5,645

 M & T Bank                                            42,600        4,348

 Marshall & Ilsley                                     95,802        4,000

 National City                                         257,468       8,625

 North Fork Bancorporation                             204,145       5,663

 PNC Financial Services Group                          122,619       6,312

 Regions Financial                                     201,476       6,528

 SunTrust                                              146,986       10,593

 Synovus Financial ss.                                 135,445       3,773

 U.S. Bancorp                                          802,922       23,140

 Wachovia                                              689,402       35,097

 Wells Fargo                                           737,257       44,088

 Zions Bancorp                                         38,565        2,662

                                                                     271,992

 Consumer Finance  1.2%
 American Express                                      510,037       26,201

 Capital One Financial ss.                             107,109       8,009

 MBNA                                                  553,522       13,589

 Providian Financial *ss.                              126,181       2,165

 SLM Corporation                                       186,465       9,293

                                                                     59,257

 Diversified Financial Services  3.4%
 CIT Group                                             91,600        3,481

 Citigroup                                             2,268,863     101,963

 J.P. Morgan Chase                                     1,545,191     53,464

 Moody's                                               62,606        5,062

 Principal Financial Group                             129,971       5,002

                                                                     168,972

 Insurance  4.0%
 ACE Limited                                           123,509       5,097

 AFLAC                                                 217,173       8,092

 Allstate                                              294,612       15,927

 Ambac                                                 47,104        3,521

 American International Group                          1,132,371     62,745

 Aon                                                   137,678       3,145

 Chubb                                                 83,080        6,586

 Cincinnati Financial                                  71,658        3,125

 Hartford Financial Services                           128,164       8,787

 Jefferson Pilot                                       59,277        2,907

 Lincoln National                                      75,559        3,411

 Loews                                                 71,827        5,282

 Marsh & McLennan ss.                                  228,909       6,963

 MBIA                                                  61,364        3,208

 MetLife                                               318,644       12,459

 Progressive Corporation                               86,743        7,960

 Prudential ss.                                        227,030       13,031

 Safeco ss.                                            55,679        2,712

 St. Paul Companies                                    290,081       10,655

 Torchmark                                             46,941        2,450

 UnumProvident ss.                                     127,914       2,177

 XL Capital                                            60,490        4,378

                                                                     194,618

 Real Estate  0.5%
 Apartment Investment & Management, Class A, REIT      41,100        1,529

 Archstone-Smith Trust, REIT                           86,600        2,954

 Equity Office Properties, REIT                        174,533       5,258

 Equity Residential, REIT                              119,785       3,858

 Plum Creek Timber, REIT                               79,604        2,842

 ProLogis, REIT                                        80,100        2,972

 Simon Property Group, REIT                            96,137        5,824

                                                                     25,237

 Thrifts & Mortgage Finance  1.6%
 Countrywide Credit                                    251,534       8,165

 Fannie Mae                                            419,347       22,833

 Freddie Mac                                           298,093       18,840

 Golden West Financial                                 122,310       7,400

 MGIC Investment ss.                                   42,194        2,602

 Sovereign Bancorp                                     162,700       3,605

 Washington Mutual                                     378,305       14,943

                                                                     78,388

 Total Financials                                                    931,005

 HEALTH CARE  12.4%
 Biotechnology  1.1%
 Amgen *                                               544,056       31,669

 Applera ss.                                           86,865        1,715

 Biogen IDEC *                                         144,727       4,995

 Chiron *ss.                                           63,958        2,242

 Genzyme *                                             107,295       6,142

 Gilead Sciences *                                     187,500       6,712

 MedImmune *                                           109,447       2,606

                                                                     56,081

 Health Care Equipment & Supplies  2.1%
 Bausch & Lomb ss.                                     23,748        1,741

 Baxter International                                  268,499       9,124

 Becton, Dickinson                                     109,601       6,403

 Biomet                                                109,737       3,983

 Boston Scientific *                                   329,230       9,643

 C R Bard                                              45,476        3,096

 Fisher Scientific *                                   50,900        2,897

 Guidant                                               140,724       10,399

 Hospira *                                             68,944        2,225

 Medtronic                                             525,848       26,792

 Millipore *                                           22,423        973

 PerkinElmer                                           55,776        1,151

 St. Jude Medical *                                    156,592       5,637

 Stryker                                               162,374       7,244

 Thermo Electron *                                     70,472        1,782

 Waters Corporation *                                  53,099        1,900

 Zimmer Holdings *                                     106,834       8,313

                                                                     103,303

 Health Care Providers & Services  2.4%
 Aetna                                                 128,420       9,625

 AmerisourceBergen                                     48,385        2,772

 Cardinal Health ss.                                   187,837       10,481

 Caremark RX *                                         197,800       7,868

 CIGNA                                                 57,200        5,108

 Express Scripts *                                     33,200        2,895

 HCA                                                   179,289       9,605

 Health Management ss.                                 105,093       2,751

 Humana *                                              69,988        2,235

 IMS Health                                            100,665       2,455

 Laboratory Corporation of America *ss.                58,200        2,805

 Manor Care                                            36,771        1,337

 McKesson                                              127,714       4,821

 Medco *                                               119,525       5,925

 Quest Diagnostics                                     39,500        4,153

 Tenet Healthcare *ss.                                 206,028       2,376

 UnitedHealth Group                                    277,794       26,496

 WellPoint *                                           132,107       16,560

                                                                     120,268

 Pharmaceuticals  6.8%
 Abbott Laboratories                                   677,747       31,597

 Allergan                                              56,988        3,959

 Bristol Myers Squibb                                  846,570       21,554

 Eli Lilly                                             492,502       25,659

 Forest Laboratories *                                 156,936       5,799

 Johnson & Johnson                                     1,292,964     86,835

 King Pharmaceuticals *                                102,474       852

 Merck                                                 958,940       31,041

 Mylan Laboratories ss.                                116,900       2,072

 Pfizer                                                3,243,675     85,211

 Schering-Plough                                       643,104       11,672

 Watson Pharmaceuticals *ss.                           48,430        1,488

 Wyeth                                                 580,869       24,501

                                                                     332,240

 Total Health Care                                                   611,892

 INDUSTRIALS & BUSINESS SERVICES  11.4%
 Aerospace & Defense  2.1%
 Boeing                                                361,682       21,144

 General Dynamics                                      86,657        9,277

 Goodrich                                              51,439        1,969

 Honeywell International                               368,257       13,703

 L-3 Communication ss.                                 50,400        3,579

 Lockheed Martin                                       173,896       10,618

 Northrop Grumman                                      156,394       8,442

 Raytheon                                              196,099       7,589

 Rockwell Collins                                      77,151        3,672

 United Technologies                                   222,724       22,642

                                                                     102,635

 Air Freight & Logistics  1.0%
 Fedex                                                 130,512       12,262

 Ryder System                                          26,618        1,110

 UPS, Class B                                          484,879       35,270

                                                                     48,642

 Airlines  0.1%
 Delta *ss.                                            57,423        232

 Southwest Airlines                                    333,134       4,744

                                                                     4,976

 Building Products  0.2%
 American Standard                                     78,060        3,628

 Masco                                                 194,255       6,735

                                                                     10,363

 Commercial Services & Supplies  0.9%
 Allied Waste Industries *ss.                          130,971       957

 Apollo Group, Class A *                               71,844        5,321

 Avery Dennison                                        47,270        2,927

 Cendant                                               457,134       9,389

 Cintas                                                73,102        3,020

 Equifax                                               57,695        1,771

 H&R Block ss.                                         71,988        3,641

 PHH *                                                 21,986        481

 Pitney Bowes                                          99,903        4,508

 R.R. Donnelley                                        93,571        2,959

 Robert Half International                             72,861        1,964

 Waste Management                                      246,800       7,120

                                                                     44,058

 Construction & Engineering  0.0%
 Fluor ss.                                             37,210        2,063

                                                                     2,063

 Electrical Equipment  0.4%
 American Power Conversion ss.                         81,366        2,125

 Cooper Industries, Class A                            39,153        2,800

 Emerson Electric                                      179,044       11,625

 Power-One *                                           37,900        184

 Rockwell Automation                                   77,887        4,412

                                                                     21,146

 Industrial Conglomerates  4.6%
 3M                                                    334,690       28,680

 GE                                                    4,597,499     165,786

 Textron                                               59,002        4,403

 Tyco International                                    872,173       29,479

                                                                     228,348

 Machinery  1.4%
 Caterpillar                                           148,586       13,587

 Cummins Engine ss.                                    18,961        1,334

 Danaher                                               119,202       6,367

 Deere                                                 106,999       7,183

 Dover                                                 86,030        3,251

 Eaton                                                 66,478        4,348

 Illinois Tool Works                                   119,888       10,734

 Ingersoll-Rand, Class A                               75,372        6,003

 ITT Industries                                        40,276        3,634

 Navistar *                                            29,270        1,065

 PACCAR                                                75,561        5,470

 Pall ss.                                              54,293        1,472

 Parker Hannifin                                       52,192        3,179

                                                                     67,627

 Road & Rail  0.6%
 Burlington Northern Santa Fe                          163,948       8,842

 CSX                                                   93,434        3,891

 Norfolk Southern                                      173,405       6,425

 Union Pacific                                         113,079       7,882

                                                                     27,040

 Trading Companies & Distributors  0.1%
 W. W. Grainger                                        38,562        2,401

                                                                     2,401

 Total Industrials & Business Services                               559,299

 INFORMATION TECHNOLOGY  14.5%
 Communications Equipment  2.4%
 ADC Telecommunications *ss.                           363,929       724

 Andrew *ss.                                           68,100        798

 Avaya *ss.                                            208,633       2,437

 CIENA *ss.                                            245,495       422

 Cisco Systems *                                       2,810,474     50,279

 Comverse Technology *                                 85,892        2,166

 Corning *                                             610,137       6,791

 JDS Uniphase *                                        648,511       1,083

 Lucent Technologies *ss.                              1,926,465     5,298

 Motorola                                              1,062,266     15,902

 QUALCOMM                                              712,992       26,131

 Scientific-Atlanta                                    65,124        1,838

 Tellabs *                                             199,622       1,457

                                                                     115,326

 Computers & Peripherals  3.7%
 Apple Computer *                                      355,844       14,828

 Dell *                                                1,069,348     41,084

 EMC *                                                 1,042,156     12,839

 Gateway *ss.                                          157,122       633

 Hewlett-Packard                                       1,258,906     27,620

 IBM                                                   709,976       64,878

 Lexmark International *                               54,467        4,356

 NCR *ss.                                              80,776        2,725

 Network Appliance *ss.                                158,415       4,382

 QLogic *                                              40,561        1,643

 Sun Microsystems *                                    1,463,226     5,912

                                                                     180,900

 Electronic Equipment & Instruments  0.3%
 Agilent Technologies *                                187,264       4,157

 Jabil Circuit *ss.                                    84,954        2,423

 Molex                                                 79,832        2,105

 Sanmina-SCI *                                         230,897       1,205

 Solectron *                                           415,314       1,441

 Symbol Technologies                                   107,049       1,551

 Tektronix                                             39,939        980

                                                                     13,862

 Internet Software & Services  0.4%
 Monster Worldwide *                                   53,307        1,495

 Yahoo! *                                              569,496       19,306

                                                                     20,801

 IT Services  1.1%
 Affiliated Computer Services, Class A *               54,400        2,896

 Automatic Data Processing                             254,280       11,430

 Computer Sciences *                                   82,945        3,803

 Convergys *                                           62,364        931

 Electronic Data Systems                               217,712       4,500

 First Data                                            353,677       13,903

 Fiserv *                                              84,223        3,352

 Paychex                                               161,071       5,286

 Sabre Holdings                                        56,514        1,237

 SunGard Data Systems *                                126,526       4,365

 Unisys *                                              142,584       1,007

                                                                     52,710

 Office Electronics  0.1%
 Xerox *                                               414,274       6,276

                                                                     6,276

 Semiconductor & Semiconductor Equipment  2.9%
 Advanced Micro Devices *                              170,465       2,748

 Altera *                                              162,346       3,211

 Analog Devices                                        161,994       5,855

 Applied Materials *                                   726,559       11,807

 Applied Micro Circuits *                              135,978       447

 Broadcom, Class A *                                   126,005       3,770

 Freescale Semiconductor, Class B *                    173,988       3,001

 Intel                                                 2,709,616     62,944

 KLA-Tencor *                                          85,039        3,913

 Linear Technology                                     133,070       5,098

 LSI Logic *ss.                                        163,765       915

 Maxim Integrated Products                             141,445       5,781

 Micron Technology *                                   267,523       2,766

 National Semiconductor ss.                            154,894       3,192

 Novellus Systems *                                    61,391        1,641

 NVIDIA *ss.                                           72,879        1,732

 PMC-Sierra *ss.                                       76,210        671

 Teradyne *                                            83,906        1,225

 Texas Instruments                                     748,658       19,083

 Xilinx                                                150,949       4,412

                                                                     144,212

 Software  3.6%
 Adobe Systems                                         105,414       7,081

 Autodesk                                              99,638        2,965

 BMC Software *ss.                                     94,814        1,422

 Citrix Systems *                                      72,830        1,735

 Computer Associates                                   230,607       6,250

 Compuware *                                           171,987       1,238

 Electronic Arts *                                     133,378       6,906

 Intuit *                                              79,488        3,479

 Mercury Interactive *                                 38,026        1,802

 Microsoft                                             4,383,794     105,956

 Novell *ss.                                           160,589       957

 Oracle *                                              1,953,587     24,381

 Parametric Technology *                               120,004       671

 Siebel Systems *                                      219,915       2,008

 Symantec *                                            307,500       6,559

 VERITAS Software *                                    183,671       4,265

                                                                     177,675

 Total Information Technology                                        711,762

 MATERIALS  3.1%
 Chemicals  1.7%
 Air Products and Chemicals                            98,663        6,244

 Dow Chemical                                          414,724       20,674

 DuPont                                                431,932       22,132

 Eastman Chemical ss.                                  34,117        2,013

 Ecolab                                                95,634        3,161

 Engelhard                                             52,559        1,578

 Great Lakes Chemical                                  21,392        687

 Hercules *                                            49,886        723

 International Flavors & Fragrances                    39,330        1,554

 Monsanto                                              115,614       7,457

 PPG Industries ss.                                    75,028        5,366

 Praxair                                               139,980       6,699

 Rohm & Haas                                           84,225        4,043

 Sigma Aldrich                                         29,612        1,814

                                                                     84,145

 Construction Materials  0.0%
 Vulcan Materials ss.                                  43,667        2,482

                                                                     2,482

 Containers & Packaging  0.2%
 Ball                                                  47,832        1,984

 Bemis                                                 45,298        1,410

 Pactiv *                                              64,604        1,508

 Sealed Air *                                          36,173        1,879

 Temple-Inland                                         25,044        1,817

                                                                     8,598

 Metals & Mining  0.7%
 Alcoa                                                 377,598       11,475

 Allegheny Technologies                                41,376        998

 Freeport McMoRan Copper Gold, Class B                 78,060        3,092

 Newmont Mining                                        192,076       8,115

 Nucor                                                 69,334        3,991

 Phelps Dodge                                          41,808        4,253

 U.S. Steel Group ss.                                  49,451        2,515

                                                                     34,439

 Paper & Forest Products  0.5%
 Georgia-Pacific                                       113,127       4,015

 International Paper                                   212,409       7,814

 Louisiana Pacific                                     46,118        1,159

 MeadWestvaco                                          88,213        2,807

 Neenah Paper ss.                                      6,127         206

 Weyerhaeuser                                          105,118       7,201

                                                                     23,202

 Total Materials                                                     152,866

 TELECOMMUNICATION SERVICES  3.0%
 Diversified Telecommunication Services  2.7%
 Alltel                                                131,489       7,212

 AT&T ss.                                              347,997       6,525

 BellSouth                                             793,487       20,861

 Centurytel                                            57,228        1,879

 Citizens Communications                               146,470       1,895

 Qwest Communications International *ss.               769,716       2,848

 SBC Communications                                    1,436,247     34,025

 Sprint-FON Group                                      640,351       14,568

 Verizon Communications                                1,202,126     42,676

                                                                     132,489

 Wireless Telecommunication Services  0.3%
 Nextel Communications, Class A *                      488,120       13,872

                                                                     13,872

 Total Telecommunication Services                                    146,361

 UTILITIES  3.1%
 Electric Utilities  2.1%
 Allegheny Energy *ss.                                 59,215        1,223

 Ameren ss.                                            84,609        4,147

 American Electric Power                               169,133       5,761

 CenterPoint Energy ss.                                132,546       1,595

 CINergy ss.                                           80,626        3,267

 Consolidated Edison                                   105,353       4,444

 DTE Energy ss.                                        75,923        3,453

 Edison International                                  141,153       4,901

 Entergy                                               95,354        6,738

 Exelon                                                289,736       13,296

 FirstEnergy                                           143,493       6,020

 FPL Group                                             169,430       6,803

 PG&E                                                  156,317       5,330

 Pinnacle West Capital                                 39,297        1,670

 PPL                                                   82,376        4,447

 Progress Energy                                       107,142       4,495

 Southern Company                                      321,803       10,243

 Teco Energy ss.                                       85,104        1,334

 TXU                                                   104,073       8,287

 XCEL Energy                                           174,877       3,004

                                                                     100,458

 Gas Utilities  0.1%
 KeySpan                                               68,949        2,687

 NICOR ss.                                             19,026        705

 NiSource                                              118,065       2,691

 Peoples Energy                                        16,526        693

                                                                     6,776

 Multi-Utilities & Unregulated Power  0.9%
 AES *                                                 280,733       4,598

 Calpine *ss.                                          238,429       668

 CMS Energy *ss.                                       84,520        1,102

 Constellation Energy Group                            76,788        3,970

 Dominion Resources                                    147,537       10,981

 Duke Energy ss.                                       407,760       11,421

 Dynegy, Class A *ss.                                  166,185       650

 Public Service Enterprise ss.                         103,249       5,616

 Sempra Energy ss.                                     103,195       4,111

                                                                     43,117

 Total Utilities                                                     150,351

 Total Common Stocks (Cost  $3,858,591)                              4,703,880


 SHORT-TERM INVESTMENTS  4.3%
 Money Market Fund  4.0%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       197,955,424   197,955

                                                                     197,955

 U.S. Treasury Obligations  0.3%
 U.S. Treasury Bills, 2.66%, 4/21/05 ss.++             14,500,000    14,479

                                                                     14,479

 Total Short-Term Investments (Cost  $212,434)                       212,434

 SECURITIES LENDING COLLATERAL  2.2%
 Money Market Trust  2.2%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 2.882% #  106,121,404  106,121

 Total Securities Lending Collateral (Cost  $106,121)                106,121

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (262)

 Total Futures Contracts                                             (262)

 Total Investments in Securities
 102.2% of Net Assets (Cost $4,177,146)                 $            5,022,173


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan
      at March 31, 2005 - See Note 2
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4.
 REIT Real Estate Investment Trust

 (2) Open Futures Contracts at March 31, 2005 were as follows:
 ($ 000s)

                                                         Contract   Unrealized
                                            Expiration   Value      Gain (Loss)
 Long, 137 S&P 500 contracts,
 $2,314 par of 2.66% U.S. Treasury Bills
 pledged as initial margin                  6/05      $  40,549   $  (998)

 Long, 2,867 S&P MINI 500 contracts,
 $9,686 par of 2.66% U.S. Treasury Bills
 pledged as initial margin                  6/05         169,712     (4,800)

 Net payments (receipts) of variation
 margin to date                                                      5,536

 Variation margin receivable (payable)
 on open futures contracts                                        $  (262)


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R).

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $103,508,000; aggregate collateral consisted of $106,121,000 in the money market pooled trust.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $4,177,146,000. Net unrealized gain aggregated $839,491,000 at period-end, of which $1,238,518,000 related to appreciated investments and $399,027,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $1,007,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $197,955,000 and $145,661,000, respectively. During the three months ended March 31, 2005, dividend income from T. Rowe Price Group, Inc. totaled $13,000, and the value of shares of T. Rowe Price Group, Inc. held at March 31, 2005 and December 31, 2004 was $3,231,000 and $3,229,000, respectively. For the three months ended March 31, 2005, realized gain/loss on affiliated companies was $0.

 T. Rowe Price Extended Equity Market Index Fund
 Unaudited                                             March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  95.2%
 CONSUMER DISCRETIONARY  17.6%
 Auto Components  0.5%
 Aftermarket Technology *                              1,800         30

 American Axle & Manufacturing Holdings                2,200         54

 Amerigon, Class A *ss.                                1,200         5

 Arvinmeritor                                          4,025         62

 Bandag                                                900           42

 Borg-Warner                                           2,200         107

 Collins & Aikman *ss.                                 5,500         7

 Drew Industries *ss.                                  1,200         45

 Dura Automotive Systems, Class A *ss.                 1,300         6

 Gentex ss.                                            3,000         96

 IMPCO Technologies *ss.                               1,800         10

 Keystone Automotive *                                 1,200         28

 Lear                                                  3,000         133

 Modine Manufacturing                                  1,300         38

 Noble International ss.                               1,000         23

 Sauer-Danfoss                                         2,100         47

 Sports Resorts International *ss.                     4,000         13

 Standard Motor Products                               1,900         22

 Superior Industries International ss.                 1,000         26

 TRW *                                                 4,100         80

 Universal Automotive *                                3,200         1

 Zapata Corporation *ss.                               400           29

                                                                     904

 Automobiles  0.1%
 Coachmen Industries ss.                               1,300         18

 Fleetwood *ss.                                        2,500         22

 Monaco Coach ss.                                      1,500         24

 National RV Holdings *                                1,600         16

 Thor Industries                                       2,800         84

 Winnebago ss.                                         1,500         47

                                                                     211

 Distributors  0.1%
 ACR Group *ss.                                        1,400         6

 Advanced Marketing Services *ss.                      2,000         12

 Aristotle *                                           900           7

 Building Material Holding                             900           40

 Design Within Reach *ss.                              800           13

 Educational Development                               800           8

 Handleman                                             1,600         30

 Prestige Brands *                                     2,200         39

 Source Information Management *                       1,900         21

 Transnet                                              2,200         3

                                                                     179

 Hotels, Restaurants & Leisure  3.6%
 Alliance Gaming *ss.                                  3,000         29

 Ameristar Casinos                                     1,000         55

 Applebee's                                            3,575         98

 Archon Corporation *ss.                               1,100         22

 Argosy Gaming *                                       1,600         73

 Aztar *                                               2,100         60

 Bally Total Fitness Holdings *ss.                     1,500         5

 Bob Evans Farms                                       1,500         35

 Bowl America, Class A                                 300           4

 Boyd Gaming                                           3,800         198

 Brinker *                                             4,350         158

 BUCA *ss.                                             2,400         15

 Caesars Entertainment *                               13,500        267

 California Pizza Kitchen *                            1,500         35

 CEC Entertainment *                                   1,650         60

 Cedar Fair ss.                                        2,000         63

 Choice Hotels International                           1,700         105

 Churchill Downs                                       500           20

 CKR Restaurants *ss.                                  2,850         45

 Cracker Barrel                                        2,400         99

 Dave & Buster's *ss.                                  1,200         22

 Diamondhead Casino *                                  10,500        7

 Domino's Pizza ss.                                    2,900         54

 Dover Downs Gaming and Entertainment                  388           5

 Dover Motorsports ss.                                 4,000         20

 Empire Resorts *ss.                                   700           5

 Famous Dave's of America *                            2,600         37

 Frisch's Restaurants                                  800           21

 Gaming Partners International *ss.                    600           9

 Gaylord Entertainment *ss.                            1,700         69

 Golf Trust of America, REIT *                         1,900         4

 Great Wolf Resorts *                                  2,000         50

 GTECH                                                 5,400         127

 IHOP ss.                                              900           43

 International Speedway, Class A                       2,100         114

 Isle of Capris Casinos *ss.                           1,300         34

 Jack In The Box *                                     1,500         56

 John Q Hammons Hotels *                               300           6

 Krispy Kreme *ss.                                     2,400         18

 La Quinta Properties *                                9,300         79

 Landry's Seafood Restaurant                           1,300         38

 Las Vegas Sands *ss.                                  15,400        693

 Life Time Fitness *ss.                                1,100         30

 Lone Star Steakhouse & Saloon                         1,300         38

 Mandalay Resort Group                                 3,000         211

 Marcus                                                1,500         31

 MGM Mirage *                                          6,296         446

 Mikohn Gaming *                                       700           9

 MTR Gaming Group *                                    2,800         35

 Multimedia Games *ss.                                 1,500         12

 O'Charley's *                                         1,600         35

 Outback Steakhouse                                    3,200         146

 Panera Bread, Class A *ss.                            1,400         79

 Papa John's International *ss.                        1,100         38

 Penn National Gaming *                                3,600         106

 PF Chang's China Bistro *ss.                          1,300         78

 Pinnacle Entertainment *                              2,300         38

 Rare Hospitality International *                      1,650         51

 Red Robin Gourmet Burgers *ss.                        800           41

 Royal Caribbean Cruises ss.                           8,610         385

 Ruby Tuesday ss.                                      2,800         68

 Ryan's Restaurant Group *                             1,700         25

 Scientific Games, Class A *ss.                        3,000         69

 Shuffle Master *ss.                                   2,248         65

 Six Flags *ss.                                        5,400         22

 Sonic *                                               2,562         86

 Speedway Motorsports                                  1,800         64

 Station Casinos                                       2,750         186

 Steak 'N Shake *                                      2,000         39

 Texas Roadhouse, Class A *                            2,000         56

 The Cheesecake Factory *                              3,275         116

 Triarc, Class B ss.                                   2,900         40

 Vail Resorts *                                        1,500         38

 WMS Industries *ss.                                   1,300         37

 Wyndham International, Class A *                      9,400         7

 Wynn Resorts *ss.                                     4,300         291

                                                                     5,975

 Household Durables  2.2%
 American Greetings, Class A                           3,000         76

 Applica *                                             1,300         7

 Beazer Homes ss.                                      1,500         75

 Blyth Industries                                      2,000         64

 Brillian Corp *ss.                                    237           0

 Brookfield Homes                                      1,200         51

 Champion Enterprises *                                4,800         45

 D. R. Horton                                          13,817        404

 Department 56 *                                       1,400         24

 Emerson Radio Corporation *ss.                        4,200         15

 Enesco Group *ss.                                     1,800         12

 Ethan Allen Interiors                                 1,500         48

 Flexsteel Industries                                  900           15

 Foamex International *ss.                             1,700         3

 Furniture Brands International                        2,600         57

 Harman International                                  2,740         242

 Helen of Troy Limited *ss.                            900           25

 Hovnanian Enterprises *                               2,740         140

 Jarden *                                              1,250         57

 Kimball International, Class B                        2,600         38

 Knape & Vogt Manufacturing                            1,400         18

 La-Z-Boy ss.                                          2,600         36

 Lennar, Class A                                       6,628         376

 Levitt, Class A                                       1,275         33

 Libbey                                                1,200         25

 MDC Holdings                                          1,955         136

 Meritage *                                            1,400         82

 Mohawk Industries *                                   3,054         257

 NVR *                                                 280           220

 Oneida *ss.                                           500           1

 Palm Harbor Homes *ss.                                1,400         23

 Rayovac *                                             1,600         67

 Rockford Corporation *ss.                             2,600         6

 Russ Berrie                                           1,100         21

 Ryland Group                                          2,160         134

 Skyline                                               400           15

 Standard Pacific                                      1,500         108

 Stanley Furniture                                     600           28

 Technical Olympic USA                                 2,150         65

 Tempur-Pedic *ss.                                     4,100         77

 Toll Brothers *                                       3,300         260

 Tupperware                                            2,400         49

 Universal Electronics *                               1,400         24

 WCI Communities *ss.                                  2,100         63

 Yankee Candle Company *                               2,200         70

                                                                     3,592

 Internet & Catalog Retail  0.6%
 1-800-Flowers.com *                                   3,700         28

 Alloy Online *ss.                                     3,200         19

 Amazon.com *ss.                                       17,900        613

 Audible *                                             400           5

 Blue Nile *ss.                                        1,400         39

 Bluefly *ss.                                          700           1

 Celebrate Express *                                   500           10

 Coldwater Creek *                                     2,568         48

 Drugstore.com *ss.                                    5,500         14

 Global Sports *ss.                                    3,700         50

 Hollywood Media *ss.                                  2,500         13

 Insight Enterprises *                                 1,900         33

 J. Jill Group *                                       1,150         16

 Mediabay *ss.                                         3,800         2

 Netflix *ss.                                          2,900         32

 Overstock.com *ss.                                    1,100         47

 PC Mall *ss.                                          800           10

 priceline.com *ss.                                    2,033         51

 Sportsman's Guide *                                   200           5

 ValueVision International *                           2,200         27

                                                                     1,063

 Leisure Equipment & Products  0.4%
 Action Performance Cos ss.                            2,300         30

 Arctic Cat                                            1,057         29

 Callaway Golf                                         3,800         49

 JAKKS Pacific *ss.                                    1,600         34

 Johnson Outdoors, Class A *                           700           13

 K2 *                                                  1,800         25

 Leapfrog Enterprises *ss.                             2,100         24

 MarineMax *                                           800           25

 Marvel Enterprises *ss.                               4,799         96

 Nature Vision *                                       600           4

 Nautilus Group ss.                                    1,337         32

 Oakley ss.                                            3,400         44

 Polaris Industries ss.                                2,000         140

 RC2 Corporation *                                     900           31

 SCP Pool                                              1,612         51

 Steinway Musical Instruments *                        600           18

 The Boyds Collection *                                4,000         9

                                                                     654

 Media  5.4%
 4Kids Entertainment *ss.                              1,400         31


 Acme Communications *                                 1,700         9

 ADVO                                                  1,550         58

 Arbitron                                              1,600         69

 Beasley Broadcast Group, Class A *                    1,200         21

 Belo Corporation, Class A                             5,300         128

 Cablevision Systems, Class A *                        13,360        375

 Cadmus Communications                                 1,500         21

 Catalina Marketing ss.                                2,250         58

 Charter Communications, Class A *ss.                  13,400        21

 Citadel Broadcasting *ss.                             5,500         76

 Cox Radio, Class A *                                  1,800         30

 Crown Media, Class A *ss.                             3,300         30

 Cumulus Media, Class A *ss.                           2,405         34

 Daily Journal *ss.                                    600           27

 Dex Media                                             6,200         128

 Digital Generation Systems *ss.                       5,200         7

 Directv *                                             58,979        850

 Dreamworks Animation, Class A *                       5,000         204

 EchoStar Communications, Class A                      9,900         290

 EMAK Worldwide *                                      800           8

 Emmis Communications *                                2,600         50

 Entercom Communications *                             2,300         82

 Entravision Communications, Class A *                 3,844         34

 Fisher Communications *ss.                            500           26

 Gemstar TV Guide *                                    19,800        86

 Getty Images *                                        2,600         185

 Harris Interactive *                                  4,300         20

 Harte-Hanks                                           3,550         98

 Hearst-Argyle Television                              3,191         81

 Hollinger International                               4,000         44

 Insight Communications *                              2,900         34

 Insignia Systems *ss.                                 700           1

 Interactive Data *                                    3,700         77

 John Wiley & Sons                                     2,500         88

 Journal Communications, Class A                       3,600         60

 Journal Register *                                    2,600         43

 Lamar Advertising *                                   4,200         169

 Lee Enterprises                                       2,100         91

 Liberty ss.                                           800           32

 Liberty Media, Class A *                              128,475       1,332

 Liberty Media International, Series A *               7,683         336

 LIN TV, Class A *ss.                                  1,500         25

 LodgeNet Entertainment *                              1,700         32

 Martha Stewart Living, Class A *ss.                   2,100         47

 McClatchy                                             1,900         141

 Media General, Class A                                1,000         62

 Mediacom Communications *ss.                          4,600         30

 Metro Goldwyn Mayer *ss.                              10,000        119

 Navarre *ss.                                          1,900         15

 News Corporation, Class A                             16,924        286

 Nexstar Broadcasting, Class A *ss.                    1,100         8

 Paxson Communications *                               6,000         4

 Pegasus Communications, Class A *ss.                  400           5

 Penton Media *                                        1,700         0

 Pixar *ss.                                            2,600         254

 Playboy Enterprises, Class B *                        2,000         26

 Primedia *                                            10,736        47

 ProQuest *                                            1,300         47

 Pulitzer                                              600           38

 R.H. Donnelley *                                      1,600         93

 Radio One *                                           4,400         65

 Reader's Digest                                       3,900         67

 Regal Entertainment Group, Class A ss.                6,400         135

 Regent Communications *                               3,100         17

 Rentrak *                                             1,000         11

 Saga Communications, Class A *                        1,150         19

 Salem Communications, Class A *                       1,400         29

 Scholastic *                                          1,600         59

 Scripps, Class A                                      7,240         353

 Sinclair Broadcasting, Class A                        2,700         22

 Sirius Satellite Radio *ss.                           52,500        295

 Spanish Broadcasting, Class A *                       2,500         26

 TiVo *ss.                                             4,800         25

 Unitedglobalcom, Class A *                            17,200        163

 Valassis Communications *                             2,700         94

 Value Line ss.                                        800           31

 Washington Post, Class B                              400           358

 Westwood One *                                        4,100         83

 World Wrestling, Class A                              3,000         36

 WPP Group ADR ss.                                     795           45

 WPT Enterprises *ss.                                  1,100         21

 XM Satellite Radio Holdings, Class A *ss.             9,500         299

 Young Broadcasting *ss.                               1,400         12

                                                                     8,988

 Multiline Retail  0.4%
 99 Cents Only Stores *ss.                             3,465         46

 Bon-Ton Stores                                        1,200         22

 Dollar Tree Stores *                                  5,225         150

 Fred's, Class A ss.                                   1,525         26

 Neiman Marcus, Class A                                2,300         211

 Saks                                                  5,675         102

 Shopko Stores *                                       2,000         44

 Tuesday Morning *                                     1,600         46

                                                                     647

 Specialty Retail  3.5%
 Aaron Rents, Class A                                  1,575         28

 Aaron Rents, Class B                                  2,175         43

 Abercrombie & Fitch                                   4,000         229

 AC Moore Arts & Crafts *                              1,000         27

 Advance Auto Parts *                                  3,512         177

 Aeropostale *                                         2,550         84

 American Eagle Outfitters                             6,500         192

 AnnTaylor Stores *                                    3,000         77

 Asbury Automotive Group *                             2,200         34

 Barnes & Noble *                                      3,000         103

 bebe stores ss.                                       2,250         76

 Big 5 Sporting Goods                                  1,500         37

 Blockbuster, Class A ss.                              7,700         68

 Borders Group                                         3,000         80

 Buckle                                                1,000         35

 Build-A-Bear Workshop *ss.                            600           18

 Burlington Coat Factory                               2,100         60

 Cabela's, Class A *ss.                                2,700         56

 CarMax *ss.                                           4,600         145

 Cato Corporation, Class A                             1,500         48

 Charlotte Russe Holding *                             1,200         15

 Charming Shoppes *                                    5,200         42

 Chico's *                                             7,800         220

 Christopher & Banks                                   1,812         32

 Claire's Stores                                       3,500         81

 Cost Plus *                                           800           21

 CSK Auto *                                            2,100         37

 Dick's Sporting Goods *ss.                            1,600         59

 Dress Barn *                                          2,000         36

 E Com *ss.                                            2,500         32

 Electronics Boutique Holdings *                       1,100         47

 Finlay Enterprises *ss.                               1,100         15

 Foot Locker                                           6,600         193

 Franklin Covey *                                      2,900         7

 GameStop, Class B *                                   1,274         28

 Genesco *                                             1,400         40

 Group One Automotive *                                1,000         26

 Guess ? *                                             2,600         36

 Guitar Center *                                       1,100         60

 Gymboree *                                            1,100         14

 Hancock Fabrics ss.                                   1,100         8

 Haverty Furniture                                     1,700         26

 Hibbett Sporting Goods *                              1,512         45

 Hollywood Entertainment *                             2,900         38

 Hot Topic *                                           2,450         54

 Linens 'n Things *                                    2,100         52

 Lithia Motors, Class A                                1,400         36

 Men's Wearhouse *                                     1,600         68

 Michaels Stores                                       6,100         221

 Monro Muffler Brake *                                 800           21

 Mothers Work *ss.                                     700           10

 Movie Gallery                                         1,000         29

 New York & Company *                                  2,500         50

 O'Reilly Automotive *                                 2,400         119

 Pacific Sunwear *                                     3,525         99

 Pantry *ss.                                           900           28

 Party City *                                          1,900         28

 Payless Shoesource *                                  2,715         43

 Pep Boys ss.                                          2,400         42

 Petco *                                               2,900         107

 PETsMART                                              6,400         184

 Pier 1 Imports                                        4,000         73

 Pomeroy Computer Resources *ss.                       1,400         21

 Regis                                                 2,200         90

 Rent Way *ss.                                         2,000         16

 Rent-A-Center *                                       3,150         86

 Restoration Hardware *                                4,100         23

 Rex Stores *ss.                                       750           11

 Ross Stores                                           6,400         186

 Select Comfort *ss.                                   2,000         41

 Sharper Image *ss.                                    1,200         20

 Shoe Carnival *                                       900           16

 Sonic Automotive ss.                                  1,300         30

 Stage Stores *                                        1,000         38

 Stein Mart *                                          2,700         61

 Syms *ss.                                             1,400         19

 Talbots                                               2,400         77

 TBC Corp *                                            1,100         31

 The Children's Place *                                1,100         53

 The Finish Line, Class A                              1,900         44

 The Sports Authority *ss.                             1,196         33

 Too *                                                 1,600         39

 Trans World Entertainment *ss.                        4,200         62

 TSC *                                                 1,800         79

 Tweeter Home Entertainment Group *ss.                 2,600         14

 Ultimate Electronics *                                1,000         0

 United Auto Group                                     1,800         50

 United Retail Group *                                 1,000         6

 Urban Outfitters *                                    3,700         177

 Weight Watchers *ss.                                  5,200         223

 West Marine *ss.                                      1,400         30

 Wet Seal *ss.                                         1,875         7

 Whitehall Jewellers *ss.                              1,200         9

 Williams-Sonoma *                                     4,900         180

 Wilsons Leather *ss.                                  1,900         9

 Winmark *                                             1,200         24

 Zale *                                                2,400         71

                                                                     5,915

 Textiles, Apparel, & Luxury Goods  0.8%
 Brown Shoe                                            1,100         38

 Candies *                                             1,300         6

 Charles & Colvard *ss.                                700           9

 Cherokee                                              900           30

 Columbia Sportswear *ss.                              1,750         93

 Culp *                                                1,600         9

 Cutter & Buck                                         1,500         21

 Forward Industries *ss.                               2,300         30

 Fossil *                                              3,087         80

 Giant *                                               6             3

 Haggar                                                1,000         20

 K-Swiss, Class A                                      2,000         66

 Kellwood                                              1,400         40

 Kenneth Cole Productions                              1,400         41

 Lazare Kaplan International *ss.                      1,600         18

 Madden Steven *                                       1,200         20

 Mossimo *ss.                                          3,300         11

 Movado Group                                          1,600         30

 Movie Star *                                          2,500         2

 Oshkosh B'Gosh, Class A ss.                           1,100         34

 Phillips-Van Heusen                                   1,900         51

 Polo Ralph Lauren                                     4,300         167

 Quaker Fabric ss.                                     1,900         6

 Quiksilver *                                          3,100         90

 Russell                                               1,400         25

 Saucony, Class A                                      1,200         28

 Stride Rite                                           2,800         37

 Superior Uniform Group                                1,200         16

 Tandy Brands ss.                                      1,400         21

 Tarrant Apparel *ss.                                  2,400         5

 Timberland, Class A *                                 1,600         114

 Unifi *                                               6,200         21

 UniFirst ss.                                          900           36

 Weyco Group                                           500           22

 Wolverine World Wide                                  2,700         58

                                                                     1,298

 Total Consumer Discretionary                                        29,426

 CONSUMER STAPLES  4.5%
 Beverages  0.3%
 Coca-Cola Bottling                                    500           26

 Constellation Brands, Class A *                       5,000         264

 Hansen Natural *ss.                                   200           12

 Midwest Grain Products ss.                            1,800         15

 National Beverage *                                   1,900         16

 PepsiAmericas                                         6,700         152

 Willamette Valley Vineyards *ss.                      2,700         8

                                                                     493

 Food & Staples Retailing  0.6%
 7-Eleven *                                            5,100         122

 Arden Group, Class A ss.                              200           14

 BJ's Wholesale Club *                                 3,100         96

 Casey's General Stores                                2,200         39

 Fresh Brands *ss.                                     800           6

 Great Atlantic & Pacific Tea *ss.                     3,600         54

 Longs Drug Stores                                     1,600         55

 Marsh Supermarkets ss.                                1,500         18

 Nash Finch ss.                                        700           27

 Pathmark Stores *                                     1,100         7

 Performance Food Group *                              1,900         53

 PriceSmart *ss.                                       1,500         11

 Rite Aid *                                            21,900        87

 Ruddick                                               2,200         51

 Smart & Final *                                       1,800         22

 United Natural Foods *                                1,800         51

 Weis Markets                                          1,000         37

 Whole Foods Market                                    2,700         276

 Wild Oats Markets *ss.                                2,000         21

                                                                     1,047

 Food Products  2.9%
 Alico *                                               600           32

 American Italian Pasta, Class A ss.                   900           25

 Bridgford Foods *ss.                                  1,000         9

 Bunge Limited ss.                                     4,800         259

 Chiquita                                              1,700         45

 Corn Products International                           3,300         86

 Cuisine Solutions *                                   4,500         22

 Dean Foods *                                          7,158         245

 Del Monte Foods *                                     8,600         93

 Delta Pine & Land                                     1,900         51

 Farmer Bros. ss.                                      1,200         29

 Flowers Foods                                         1,710         48

 Fresh Del Monte Produce ss.                           2,700         82

 Gold Kist *                                           2,200         35

 Green Mountain Coffee *ss.                            800           19

 Hain Celestial Group *                                2,200         41

 Hormel Foods                                          5,700         177

 J & J Snack Foods                                     700           33

 J.M. Smucker                                          2,436         122

 Kraft Foods, Class A                                  75,000        2,479

 Lancaster Colony                                      1,400         60

 Lance                                                 1,100         18

 Lifeway Foods *ss.                                    1,800         15

 Maui Land & Pineapple *ss.                            600           26

 Peet's Coffee & Tea *                                 1,100         27

 Pilgrim's Pride ss.                                   3,000         107

 Ralcorp Holdings                                      1,000         47

 Rocky Mountain Chocolate Factory ss.                  2,543         63

 Sanderson Farms                                       1,050         45

 Seaboard                                              50            54

 Smithfield Foods *                                    5,000         158

 Tootsie Roll Industries                               2,052         62

 Tyson Foods, Class A                                  15,119        252

                                                                     4,866

 Household Products  0.3%
 Central Garden & Pet *                                1,200         53

 Church & Dwight                                       2,950         105

 Energizer *                                           3,400         203

 Ionatron *ss.                                         3,400         28

 Katy Industries *                                     1,700         7

 Oil-Dri                                               1,800         33

                                                                     429

 Personal Products  0.3%
 Chattem *                                             1,300         58

 Elizabeth Arden *                                     1,600         38

 Estee Lauder, Class A                                 5,200         234

 Inter Parfums ss.                                     1,400         20

 NBTY *                                                3,100         78

 Nu Skin Asia Pacific, Class A                         2,900         65

 Playtex Products *ss.                                 4,400         39

 Reliv International ss.                               1,200         11

 Revlon, Class A *ss.                                  15,600        45

                                                                     588

 Tobacco  0.1%
 DiMon ss.                                             1,900         12

 Standard Commercial ss.                               900           17

 Star Scientific *ss.                                  3,400         18

 Universal Corporation                                 1,100         50

 Vector Group ss.                                      2,110         33

                                                                     130

 Total Consumer Staples                                              7,553

 ENERGY  5.9%
 Energy Equipment & Services  2.3%
 Atwood Oceanics *                                     700           47

 Cal Dive International *                              1,700         77

 Carbo Ceramics                                        700           49

 Cooper Cameron *                                      2,400         137

 Dawson Geophysical *ss.                               200           5

 Diamond Offshore Drilling                             5,600         279

 Dril-Quip *                                           1,400         43

 ENSCO International                                   6,700         252

 FMC Technologies *                                    2,800         93

 Global Industries *                                   4,200         39

 GlobalSantaFe                                         10,359        384

 Grant Prideco *                                       5,090         123

 Grey Wolf *                                           8,200         54

 Gulf Island Fabrication                               1,100         26

 Gulfmark Offshore *ss.                                1,600         41

 Hanover Compressor *ss.                               4,200         51

 Helmerich & Payne                                     2,300         91

 Horizon Offshore *ss.                                 1,300         1

 Hydril *                                              1,000         58

 Input/Output *ss.                                     2,900         19

 Key Energy Services *                                 4,700         54

 Lone Star Technologies *                              1,310         52

 Matrix Service *ss.                                   2,200         10

 Maverick Tube *                                       1,900         62

 NATCO Group, Class A *                                600           7

 Newpark Resources *                                   5,100         30

 NS Group *                                            2,000         63

 Oceaneering International *                           1,300         49

 Offshore Logistics *                                  1,100         37

 Oil States International *                            2,300         47

 Omni Energy Services *ss.                             1,900         4

 Parker Drilling *                                     6,500         37

 Patterson-UTI Energy                                  7,600         190

 Petroleum Helicopters *                               300           9

 Pride International *                                 6,000         149

 Seacor Holdings *                                     900           57

 Smith International                                   4,700         295

 Superior Energy *                                     3,600         62

 TETRA Technologies *                                  1,350         38

 Tidewater                                             2,600         101

 Todco, Class A *                                      3,100         80

 Torch Offshore *ss.                                   2,500         3

 Unit *                                                2,100         95

 Universal Compression Holdings *                      1,500         57

 Veritas DGC *                                         1,700         51

 W-H Energy Services *                                 1,400         33

 Weatherford International *                           5,590         324

                                                                     3,865

 Oil & Gas  3.6%
 Adams Resources & Energy                              2,300         48

 Berry Petroleum, Class A                              1,000         51

 Bill Barrett *                                        2,100         61

 BP Prudhoe Bay Royalty Trust ss.                      1,300         91

 Buckeye Partners, Equity Units *ss.                   1,600         73

 Cabot Oil & Gas                                       1,600         88

 Callon Petroleum *ss.                                 1,600         25

 Carrizo Oil & Gas *                                   2,300         39

 Castle Energy                                         1,400         16

 Chesapeake Energy                                     11,800        259

 Cimarex Energy *ss.                                   2,040         80

 Comstock Resources *                                  1,600         46

 Copano Energy                                         700           21

 Cross Timbers Royalty Trust ss.                       953           37

 Denbury Resources *                                   2,000         71

 Edge Petroleum *                                      2,000         33

 Encore Acquisition *                                  1,100         45

 Energy Partners *                                     1,800         47

 Enterprise Products Partners, Equity Units *ss.       16,400        422

 Forest Oil *                                          2,500         101

 Frontier Oil                                          1,600         58

 General Maritime *ss.                                 1,700         82

 Georesources *ss.                                     3,100         30

 Giant Industries *                                    1,900         49

 GMX Resources *ss.                                    2,300         27

 Harken Energy *                                       8,500         4

 Houston Exploration *                                 1,200         68

 Hugoton Royalty Trust ss.                             2,200         65

 Kaneb Services *ss.                                   900           38

 KCS Energy *                                          4,300         66

 KFX *ss.                                              1,800         24

 Kinder Morgan Management                              2,669         108

 Magellan Midstream Partners *                         1,300         79

 Magellan Petroleum *                                  5,100         8

 Magnum Hunter Resources *                             3,800         61

 Maritrans ss.                                         1,100         21

 Markwest Hydrocarbon ss.                              2,585         57

 Meridian Resource *ss.                                5,300         27

 Murphy Oil                                            4,160         411

 Newfield Exploration *                                3,200         238

 Noble Energy ss.                                      2,900         197

 OMI                                                   3,600         69

 Patina Oil & Gas                                      3,474         139

 Penn Virginia                                         800           37

 Petrohawk Energy *ss.                                 1,850         19

 Petroleum Development *                               1,400         53

 Pioneer Natural Resources                             6,600         282

 Plains All American Pipeline *ss.                     2,400         93

 Plains Exploration & Production *                     3,806         133

 Pogo Producing                                        2,800         138

 Premcor                                               4,000         239

 Pyr Energy *                                          7,400         12

 Quicksilver Resources *ss.                            2,800         136

 Range Resources                                       2,600         61

 Remington Oil & Gas *                                 1,700         54

 Southwestern Energy *                                 1,500         85

 Spinnaker Exploration *                               1,500         53

 St. Mary Land Exploration                             1,300         65

 Stone Energy *                                        1,300         63

 Swift Energy *                                        1,900         54

 Syntroleum *ss.                                       4,900         60

 TC Pipelines *ss.                                     1,200         43

 Teppco Partners *ss.                                  3,000         126

 Tesoro Petroleum *                                    2,900         107

 TransMontaigne *ss.                                   3,600         29

 Ultra Petroleum *                                     3,600         183

 Vintage Petroleum                                     2,600         82

 W&T Offshore *                                        2,900         60

 Western Gas Resources                                 3,000         103

 Whiting Petroleum *                                   800           33

 World Fuel Services                                   1,600         50

                                                                     6,033

 Total Energy                                                        9,898

 FINANCIALS  23.5%
 Capital Markets  1.4%
 A.G. Edwards                                          3,600         161

 Aether Systems *                                      5,700         19

 Affiliated Managers Group *ss.                        1,500         93

 AmeriTrade *                                          19,200        196

 Apollo Investment                                     2,600         44

 Blackrock                                             800           60

 Calamos Asset Management, Class A                     1,000         27

 Cohen & Steers ss.                                    800           13

 Eaton Vance                                           6,400         150

 Gabelli Asset Management                              1,300         58

 GFI Group *                                           1,200         32

 Greenhill ss.                                         1,800         64

 International Assets *ss.                             1,100         9

 Investment Technology Group *                         2,750         48

 Investors Financial Services ss.                      3,100         152

 Jefferies Group                                       2,700         102

 John Nuveen                                           4,200         144

 Knight/Trimark Group *                                4,600         44

 LaBranche & Co. *ss.                                  2,600         24

 Ladenburg Thalmann Financial Services *ss.            506           0

 Legg Mason                                            4,600         359

 National Financial Partners                           1,700         68

 optionsXpress Holdings *                              2,700         44

 Piper Jaffray *                                       1,000         37

 Raymond James Financial                               3,250         98

 Sanders Morris Harris Group ss.                       2,600         47

 SEI                                                   4,900         177

 Southwest Securities                                  1,283         21

 Waddell & Reed Financial, Class A                     4,150         82

 Westwood Holdings Group                               620           12

                                                                     2,385

 Commercial Banks  4.8%
 1st Source                                            1,341         29

 Abigail Adams ss.                                     220           4

 Alabama National Bancorp                              800           50

 Amcore Financial                                      1,400         40

 Arrow Financial                                       859           23

 Associated Banc Corp                                  5,254         164

 BanCorpSouth ss.                                      3,325         69

 BancTrust Financial Group ss.                         1,200         24

 Bank of Hawaii                                        2,600         118

 Banner                                                960           26

 Bay View Capital                                      480           8

 BNCCORP *ss.                                          300           4

 BOK Financial                                         2,936         119

 Boston Private Financial ss.                          1,459         35

 BWC Financial ss.                                     1,127         29

 Camden National ss.                                   900           32

 Capital Corp of the West                              671           31

 Cathay Bancorp                                        2,674         84

 Center Bancorp ss.                                    970           12

 Central Pacific Financial                             1,273         43

 Century Bancorp, Class A                              600           17

 Chemical Financial                                    916           30

 Chittenden                                            2,312         60

 Citizens Banking                                      2,000         59

 City Holding Company                                  500           15

 City National                                         2,300         161

 CoBiz ss.                                             1,650         32

 Codorus VY Bancorp                                    420           8

 Colonial BancGroup                                    5,900         121

 Commerce Bancorp ss.                                  6,700         218

 Commerce Bancshares                                   3,111         150

 Community Banks ss.                                   1,044         26

 Community Bankshares of Indiana                       1,210         26

 Cullen/Frost Bankers                                  2,200         99

 CVB Financial                                         3,345         61

 East West Bancorp                                     2,600         96

 Farmers Capital Bank ss.                              700           24

 First Charter ss.                                     1,700         38

 First Citizens Bancshares                             450           66

 First Commonwealth Financial ss.                      3,600         49

 First Community Bancorp                               1,000         44

 First Financial Bancorp ss.                           2,402         44

 First Financial Bankshares ss.                        912           41

 First Indiana ss.                                     1,408         34

 First M & F Corporation ss.                           500           17

 First Merchants ss.                                   1,283         33

 First Midwest Bancorp                                 2,056         67

 First of Long Island ss.                              450           19

 First Republic Bank                                   1,275         41

 First United                                          800           16

 FirstBank Puerto Rico ss.                             2,000         84

 FirstMerit                                            3,900         104

 FNB ss.                                               1,836         35

 FNB Corp. of North Carolina                           700           14

 Frontier Financial ss.                                1,200         45

 Fulton Financial                                      5,768         126

 German American Bancorp ss.                           1,189         18

 Glacier Bancorp                                       1,612         49

 Gold Banc                                             2,000         28

 Greater Bay Bancorp ss.                               2,206         54

 Greater Community Bancorp ss.                         1,050         17

 Hancock Holding                                       1,500         49

 Harleysville National ss.                             1,141         24

 Hibernia                                              7,000         224

 Hudson United Bancorp                                 2,056         72

 IBERIABANK ss.                                        600           34

 Independent Bank                                      1,100         32

 Integra Bank                                          1,300         29

 Interchange Financial Services ss.                    1,800         31

 International Bancshares                              2,078         72

 Irwin Financial ss.                                   1,500         35

 Main Street Banks ss.                                 1,000         26

 MB Financial                                          1,400         54

 Mercantile Bankshares                                 3,500         178

 Mid-State Bancshares ss.                              1,100         29

 Midsouth Bancorp ss.                                  1,237         33

 Midwest Banc Holdings ss.                             1,400         28

 MidWestOne Financial                                  1,000         17

 National Penn Bancshares ss.                          1,883         46

 NBT Bancorp                                           2,080         47

 Northern States Financial ss.                         700           20

 Northrim Bank                                         700           18

 Old National Bancorp ss.                              3,022         61

 Omega Financial ss.                                   1,000         30

 Oriental Financial Group ss.                          1,439         34

 Pacific Capital Bancorp                               2,488         74

 Park National ss.                                     756           85

 Peoples Holding ss.                                   900           28

 Popular                                               12,200        297

 PrivateBancorp ss.                                    1,400         44

 Prosperity Bancshares                                 1,300         34

 Provident Bankshares                                  1,551         51

 Republic Bancorp                                      3,955         54

 S&T Bancorp ss.                                       1,300         46

 Sandy Spring Bancorp                                  1,100         36

 Santander Bancorp                                     1,875         49

 Signature Bank *ss.                                   1,000         27

 Silicon Valley Bancshares *                           1,500         66

 Sky Financial                                         4,714         126

 South Financial Group                                 3,054         93

 Southwest Bancorp of Oklahoma                         1,300         24

 Southwest Bancorp of Texas                            3,100         57

 State Bancorp ss.                                     1,126         29

 Sterling Bancshares                                   2,850         40

 Sterling Financial, (Pennsylvania) ss.                1,593         41

 Suffolk Bancorp ss.                                   800           26

 Summit Bancshares ss.                                 1,400         24

 Susquehanna Bancshares                                2,050         50

 SY Bancorp ss.                                        1,100         24

 TCF Financial                                         6,400         174

 TD Banknorth *                                        7,590         237

 Texas Capital Bancshares *ss.                         1,800         38

 Texas Regional Bancshares, Class A                    2,291         69

 The Savannah Bancorp ss.                              925           27

 Toronto Dominion Bank                                 1,866         77

 Trustco Bank ss.                                      3,700         43

 Trustmark                                             2,300         67

 U.S.B. Holding Company ss.                            1,535         34

 UCBH Holdings                                         2,200         88

 UMB Financial                                         756           43

 Umpqua Holdings Corporation                           1,900         44

 Union Bankshares ss.                                  753           24

 UnionBancal                                           6,700         410

 United Bankshares                                     2,400         80

 United Community Banks ss.                            1,650         39

 Unizan Financial                                      1,076         28

 Valley National Bancorp                               4,725         122

 WesBanco                                              1,300         36

 West Coast Bancorp ss.                                1,220         29

 WestAmerica                                           1,546         80

 Westbank                                              882           15

 Westcorp                                              2,600         110

 Whitney Holding                                       1,600         71

 Wilmington Trust                                      2,800         98

 Wintrust Financial                                    1,000         47

                                                                     8,008

 Consumer Finance  0.7%
 Advance America Cash Advance Centers                  4,400         68

 Advanta, Class A                                      1,466         31

 AmeriCredit *                                         7,000         164

 Asta Funding ss.                                      1,200         25

 Cash America Investments                              1,200         26

 CompuCredit *                                         2,400         64

 First Cash *                                          1,800         38

 First Marblehead *ss.                                 2,700         155

 Metris Companies *ss.                                 4,050         47

 Moneygram International                               3,900         74

 Nelnet, Class A *                                     2,400         76

 QC Holdings *ss.                                      300           5

 Student Loan                                          1,020         213

 WFS Financial                                         1,800         78

 World Acceptance *                                    1,500         38

                                                                     1,102

 Diversified Financial Services  0.6%
 Alliance Capital ss.                                  3,400         160

 California First National Bancorp                     500           6

 CapitalSource *ss.                                    4,900         113

 Chicago Mercantile Exchange Holdings                  1,500         291

 Encore Capital *                                      2,100         31

 eSpeed, Class A *ss.                                  2,200         20

 Financial Federal                                     700           25

 Instinet Group *                                      14,400        85

 International Securities Exchange, Class A *          1,600         42

 Leucadia National                                     6,754         232

 Nasdaq Stock Market *                                 3,500         37

 Transnational Financial Network *                     3,400         2

                                                                     1,044

 Insurance  7.2%
 21st Century Insurance Group ss.                      3,400         47

 Alfa                                                  3,700         53

 Allmerica Financial *                                 2,300         83

 American Financial Group                              3,100         96

 American National Insurance                           950           101

 AmerUs Life ss.                                       1,900         90

 Arch Capital Group *                                  1,500         60

 Argonaut Group *                                      1,900         40

 Arthur J. Gallagher                                   4,400         127

 Assurant                                              5,900         199

 Baldwin & Lyons, Class B ss.                          1,175         30

 BancInsurance *ss.                                    2,310         13

 Berkshire Hathaway, Class A *                         68            5,916

 Bristol West Holdings                                 1,700         26

 Brown & Brown                                         2,700         124

 Citizens ss.                                          4,050         23

 Clark                                                 1,300         20

 CNA Financial *ss.                                    10,500        295

 CNA Surety *                                          2,400         33

 Commerce Group                                        1,300         81

 Conseco *                                             6,100         125

 Danielson *ss.                                        5,000         86

 Delphi Financial, Class A                             1,406         60

 Erie Indemnity, Class A ss.                           3,000         156

 FBL Financial Group, Class A                          1,532         43

 Fidelity National Financial                           7,650         252

 Financial Industries Corporation *ss.                 800           6

 First American Financial                              4,100         135

 FPIC Insurance Group *ss.                             900           29

 Genworth Financial, Class A                           21,300        586

 Great American Financial Resources                    2,600         44

 Harleysville Group                                    1,100         22

 HCC Insurance Holdings                                2,500         90

 Hilb Rogal and Hobbs ss.                              1,300         47

 Horace Mann Educators                                 2,400         43

 Infinity Property & Casualty                          1,300         41

 Kansas City Life Insurance                            800           39

 LandAmerica Financial Group ss.                       800           40

 Markel *ss.                                           480           166

 Merchants Group                                       600           15

 Mercury General                                       2,600         144

 Midland                                               1,200         38

 Nationwide Financial Services, Class A                2,700         97

 Navigators Group *                                    1,000         33

 Odyssey Re Holdings ss.                               3,000         75

 Ohio Casualty *                                       3,100         71

 Old Republic International                            7,525         175

 Philadelphia Consolidated *                           1,000         78

 Phoenix Companies ss.                                 4,000         51

 PMA Capital, Class A *ss.                             3,200         26

 Presidential Life                                     2,200         36

 ProAssurance *                                        1,320         52

 Protective Life                                       3,000         118

 Reinsurance Group of America                          2,850         121

 RLI                                                   1,100         46

 Selective Insurance                                   1,300         60

 StanCorp Financial Group                              1,400         119

 Standard Management *                                 1,400         4

 State Auto Financial                                  1,800         48

 Stewart Information Services                          900           34

 Transatlantic Holdings ss.                            2,981         197

 U.S.I. Holdings *                                     1,900         22

 UICI                                                  2,300         56

 United America Indemnity *                            1,512         29

 United Fire & Casualty ss.                            1,400         47

 Unitrin                                               3,100         141

 Universal American Financial *                        2,800         48

 Vesta Insurance                                       3,100         11

 W. R. Berkley                                         3,675         182

 Wesco Financial                                       310           119

 White Mountains Insurance Group ss.                   480           292

 Zenith National ss.                                   900           47

                                                                     12,099

 Real Estate  6.4%
 Agree Realty, REIT ss.                                800           22

 Alexanders, REIT *                                    250           60

 Alexandria Real Estate, REIT                          800           52

 AMB Property, REIT                                    4,000         151

 American Financial Realty, REIT                       4,700         69

 American Home Mortgage Holdings, REIT                 2,195         63

 American Mortgage Acceptance, REIT ss.                1,500         21

 American Real Estate *                                2,100         58

 AmeriVest Properties, REIT ss.                        3,000         16

 Amli Residential Properties, REIT                     1,300         36

 Annaly Mortgage Management, REIT ss.                  5,400         101

 Anthracite Capital, REIT ss.                          2,900         32

 Arden Realty, REIT                                    2,900         98

 Avalonbay Communities, REIT                           3,084         206

 Bedford Property Investors, REIT                      1,300         28

 BioMed Realty Trust                                   1,400         29

 BNP Residential Properties, REIT                      1,100         18

 Boston Properties, REIT                               4,900         295

 Brandywine Realty Trust, REIT                         2,200         62

 BRE Properties, REIT, Class A                         2,100         74

 Camden Property Trust, REIT                           2,300         108

 Capital Automotive, REIT                              1,700         56

 Capital Properties, Class A ss.                       1,200         23

 Capital Properties, Class B **                        120           0

 CarrAmerica Realty, REIT                              2,200         69

 Catellus Development, REIT                            4,403         117

 CB Richard Ellis Group, Class A *                     3,300         115

 CBL & Associates Properties, REIT                     1,500         107

 Centerpoint Properties, REIT                          2,000         82

 Colonial Properties Trust, REIT ss.                   1,000         38

 Commercial Net Lease Realty, REIT ss.                 2,500         46

 Cornerstone Realty Income Trust, REIT                 4,000         40

 Corporate Office Properties Trust, REIT               1,900         50

 Cousins Properties, REIT                              2,450         63

 Crescent Real Estate Equities, REIT                   4,200         69

 CRT Properties, REIT                                  1,600         35

 Developers Diversified Realty, REIT                   4,738         188

 Duke Realty, REIT                                     6,190         185

 Eagle Hospitality Properties, REIT                    2,000         18

 EastGroup Properties, REIT                            1,400         53

 Entertainment Properties, REIT                        1,300         54

 Equity Inns, REIT                                     3,500         39

 Equity Lifestyle Properties, REIT                     1,400         49

 Equity One, REIT                                      3,800         78

 Essex Property Trust, REIT                            1,100         76

 Federal Realty Investment Trust, REIT                 2,400         116

 Felcor Lodging Trust, REIT *                          2,800         35

 First Industrial Realty, REIT ss.                     2,100         79

 Forest City Enterprises, Class A                      2,400         153

 Friedman, Billings, Ramsey Group, REIT, Class A ss.   6,425         102

 Gables Residential Trust, REIT                        1,500         50

 General Growth Properties, REIT                       9,600         327

 Getty Realty, REIT                                    1,200         31

 Glenborough Realty Trust, REIT                        1,500         29

 Glimcher Realty Trust, REIT ss.                       1,500         36

 Global Signal, REIT                                   2,800         84

 Gmh Communities Trust, REIT                           900           11

 Government Properties Trust, REIT ss.                 1,400         14

 Health & Retirement Properties, REIT                  8,100         96

 Health Care, REIT                                     2,200         70

 Health Care Property Investors, REIT                  5,900         138

 Healthcare Realty Trust, REIT                         2,100         77

 Heritage Property Investment Trust, REIT              2,200         65

 Hersha Hospitality Trust, REIT, Class A               2,000         20

 Highwoods Properties, REIT                            2,300         62

 Home Properties of New York, REIT                     1,500         58

 Homebanc, REIT ss.                                    2,000         18

 Hospital Properties Trust, REIT                       3,000         121

 Host Marriott, REIT                                   15,274        253

 Impac Mortgage, REIT ss.                              3,900         75

 Innkeepers USA, REIT                                  2,600         34

 Investors Real Estate Trust, REIT                     3,000         28

 IStar Financial, REIT                                 5,173         213

 Jones Lang Lasalle *                                  1,500         70

 Kilroy Realty, REIT                                   1,600         65

 Kimco Realty, REIT                                    4,850         261

 Kite Realty Group Trust, REIT                         800           12

 Kramont Realty Trust, REIT                            1,600         37

 LaSalle Hotel Properties, REIT                        1,600         46

 Lexington Corporate Properties, REIT                  2,000         44

 Liberty Property Trust, REIT                          3,700         144

 LTC Properties, REIT                                  2,400         42

 Macerich Company, REIT                                2,600         139

 Mack-Cali Realty, REIT                                2,500         106

 Maguire Properties, REIT                              2,100         50

 MeriStar Hospitality, REIT *                          5,000         35

 Mid-America Apartment Communities, REIT               1,000         37

 Mills, REIT                                           2,300         122

 Monmouth Real Estate Investment, REIT, Class A ss.    1,800         15

 Mortgageit Holdings, REIT ss.                         800           13

 National Health Investors, REIT                       1,600         42

 National Health Realty, REIT                          1,100         20

 Nationwide Health Properties, REIT ss.                3,300         67

 New Century Financial, REIT ss.                       2,100         98

 New Plan Excel Realty, REIT                           4,500         113

 Newcastle Investment, REIT                            1,400         41

 NovaStar Financial, REIT ss.                          1,800         65

 Pan Pacific Retail Properties, REIT                   2,000         114

 Parkway Properties, REIT                              700           33

 Pennsylvania, REIT                                    1,581         64

 Pittsburgh & West Virginia Railroad, REIT ss.         1,500         14

 PMC Commercial Trust, REIT                            1,688         25

 Post Properties, REIT                                 2,200         68

 Prentiss Properties Trust, REIT                       1,800         62

 PS Business Parks, REIT                               1,000         40

 Public Storage, REIT                                  5,800         330

 Ramco-Gershenson Properties, REIT ss.                 1,200         33

 Rayonier, REIT                                        2,571         127

 Realty Income, REIT ss.                               6,700         153

 Reckson Associates Realty, REIT                       3,100         95

 Redwood Trust, REIT ss.                               1,000         51

 Regency Centers, REIT                                 2,900         138

 Resource Asset Investment Trust, REIT                 1,400         38

 Saul Centers, REIT                                    1,400         45

 Saxon Capital, REIT                                   2,400         41

 Senior Housing Properties, REIT                       3,160         53

 Shelbourne Properties II, REIT **                     200           0

 Shurgard Storage Centers, REIT                        2,300         94

 Sizeler Property Investors, REIT ss.                  1,600         19

 SL Green Realty, REIT ss.                             1,700         96

 St. Joe                                               3,400         229

 Strategic Hotel Capital, REIT ss.                     2,300         34

 Sun Communities, REIT                                 1,300         47

 Sunset Financial Resources, REIT                      1,700         17

 Tanger Factory Outlet Centers, REIT                   1,600         35

 Taubman Centers, REIT                                 2,400         67

 Thomas Properties                                     1,000         12

 Thornburg Mortgage, REIT ss.                          3,700         104

 Trizec Properties, REIT                               6,600         125

 United Dominion Realty Trust, REIT                    6,600         138

 Universal Health Realty Income Trust, REIT            1,000         28

 Urstadt Biddle Properties, REIT ss.                   1,500         23

 Urstadt Biddle Properties, REIT, Class A              1,800         28

 Vencor, REIT                                          4,100         102

 Vornado Realty Trust, REIT                            5,700         395

 Washington SBI, REIT ss.                              2,100         60

 Weingarten Realty Investors, REIT                     4,050         140

 Wellsford Real Properties *                           900           13

 WP Carey & Co                                         1,500         46

                                                                     10,704

 Thrifts & Mortgage Finance  2.4%
 Ameriana Bancorp                                      960           13

 Anchor Bancorp Wisconsin                              1,600         45

 Astoria Financial                                     5,550         140

 Bank Mutual                                           4,234         50

 BankAtlantic, Class A                                 3,000         52

 BankUnited Financial *                                1,700         46

 Brookline Bancorp ss.                                 2,649         39

 Camco                                                 1,100         15

 Capital Crossing Bank *ss.                            1,000         33

 Capitol Federal Financial ss.                         3,200         111

 Charter Financial                                     1,000         33

 Charter Municipal Mortgage Acceptance                 2,000         43

 Commercial Capital Bancorp                            2,300         47

 Commercial Federal                                    2,200         61

 Cooperative Bankshares ss.                            1,650         28

 Corus Bankshares                                      1,600         76

 Delta Financial ss.                                   3,100         27

 Dime Community Bancshares                             2,500         38

 Doral Financial                                       4,600         101

 Downey Financial                                      1,200         74

 Federal Agricultural Mortgage Corporation, Class A    700           10

 First Busey ss.                                       1,500         29

 First Federal Bancshares of Arkansas ss.              1,500         36

 First Niagra Financial                                4,671         62

 First Place Financial ss.                             1,749         32

 FirstFed Financial *                                  900           46

 Flagstar Bancorp ss.                                  3,450         67

 Flushing Financial                                    1,275         23

 Fremont General                                       3,500         77

 Harbor Florida Bancshares                             1,400         48

 Hingham Institution for Savings                       400           16

 Home Federal Savings Bank ss.                         400           10

 Horizon Financial ss.                                 1,025         19

 Hudson City Bancorp ss.                               8,400         307

 Independence Community Bank                           3,954         154

 IndyMac Mortgage Holdings                             2,900         99

 Kearny Financial *                                    3,200         36

 Logansport Financial ss.                              800           15

 MAF Bancorp                                           1,853         77

 Matrix Bancorp *                                      1,300         16

 Net Bank ss.                                          3,469         29

 New Hampshire Thrift                                  800           13

 New York Community Bancorp ss.                        12,514        227

 Newalliance Bancshares                                5,300         74

 NewMil Bancorp ss.                                    700           20

 Northwest Bancorp                                     2,500         54

 Ocwen Financial *ss.                                  2,400         19

 People's Bank ss.                                     4,550         186

 Peoples Community Bancorp                             600           14

 PFF Bancorp                                           1,470         41

 PMI Group                                             4,100         156

 Pocahontas Bancorp ss.                                1,000         16

 Provident Bancorp                                     3,102         38

 Provident Financial Services ss.                      3,400         58

 R&G Financial, Class B                                1,600         50

 Radian                                                4,108         196

 Riverview Bancorp ss.                                 500           11

 Sound Federal Bancorp ss.                             1,390         22

 Sterling Financial, (Washington)                      1,412         50

 Triad Guaranty *                                      800           42

 Union Community Bancorp                               900           15

 W Holdings Company ss.                                7,372         74

 Washington Federal                                    4,498         105

 Washington Savings Bank                               1,300         15

 Webster Financial                                     2,356         107

 Woronoco Bancorp ss.                                  600           21

 WSFS Financial                                        700           37

                                                                     3,941

 Total Financials                                                    39,283

 HEALTH CARE  11.1%
 Biotechnology  3.6%
 Abgenix *ss.                                          4,300         30

 Acadia Pharmaceuticals *                              700           5

 Affymetrix *ss.                                       2,960         127

 Albany Molecular Research *                           2,300         24

 Alexion Pharmaceutical *ss.                           1,400         30

 Alkermes *                                            4,400         46

 Allos Therapeutics *ss.                               300           1

 Alnylam Pharmaceuticals *ss.                          1,500         11

 Amylin Pharmaceuticals *ss.                           4,100         72

 Aphton *ss.                                           3,600         5

 Arena Pharmaceuticals *                               3,300         17

 Ariad Pharmaceuticals *ss.                            3,600         20

 Arqule *                                              3,000         14

 Array BioPharma *                                     3,200         22

 AVI BioPharma *ss.                                    3,100         8

 Avigen *ss.                                           200           1

 BioCryst Pharmaceuticals *                            1,800         8

 BioMarin Pharmaceutical *ss.                          3,800         20

 Biopure *ss.                                          4,700         2

 BioSource International *ss.                          2,400         17

 BioSphere Medical *ss.                                2,100         8

 Celera Genomics *                                     2,493         26

 Celgene *ss.                                          7,400         252

 Cell Genesys *ss.                                     2,800         13

 Cell Therapeutics *ss.                                3,400         12

 Cephalon *ss.                                         2,500         117

 Cepheid *ss.                                          3,400         33

 Charles River Laboratories International *            2,916         137

 Ciphergen Biosystems *ss.                             3,000         8

 Corixa *ss.                                           4,501         14

 Cotherix *ss.                                         1,900         13

 Critical Therapeutics *ss.                            1,700         12

 Cubist Pharmaceuticals *ss.                           2,800         30

 CuraGen *ss.                                          3,100         13

 CV Therapeutics *ss.                                  1,900         39

 Cytogen *ss.                                          700           4

 Cytokinetics *ss.                                     1,800         12

 Digene *ss.                                           1,400         29

 Discovery Partners *                                  2,300         7

 Diversa *                                             3,450         17

 Dyax *ss.                                             1,700         5

 Dynavax Technologies *ss.                             2,100         10

 Encysive Pharmaceuticals *                            4,000         41

 EntreMed *ss.                                         1,600         3

 Enzo Biochem ss.                                      2,119         31

 Enzon Pharmaceuticals *                               2,070         21

 EXACT Sciences *ss.                                   4,000         14

 Exelixis *                                            2,600         18

 Eyetech Pharmaceuticals *ss.                          2,200         60

 Genaera Pharmaceuticals *ss.                          5,200         12

 Gene Logic *ss.                                       3,160         10

 Genencor International *                              3,200         62

 Genentech *                                           46,040        2,606

 Genitope *ss.                                         800           10

 Harvard Bioscience *                                  2,600         10

 Human Genome Sciences *                               5,080         47

 ICOS *ss.                                             2,900         65

 Idenix Pharmaceuticals *ss.                           2,900         58

 ImClone Systems *                                     3,743         129

 Immune Response *ss.                                  2,900         2

 ImmunoGen *                                           3,300         17

 Immunomedics *ss.                                     4,800         12

 Incyte Genomics *ss.                                  4,400         30

 Indevus Pharmaceuticals *ss.                          3,400         9

 Inhibitex *                                           800           5

 InterMune *ss.                                        1,700         19

 Introgen Therapeutics *ss.                            2,600         20

 Kosan Biosciences *ss.                                2,800         11

 La Jolla Pharmaceutical *ss.                          4,600         3

 Lexicon Genetics *ss.                                 4,800         25

 Ligand Pharmaceuticals, Class B *ss.                  3,000         17

 Lipid Sciences *ss.                                   2,800         11

 Luminex *ss.                                          2,000         15

 Mankind *ss.                                          1,200         17

 Martek Biosciences *ss.                               1,200         70

 Matritech *ss.                                        2,600         3

 Maxygen *                                             2,500         21

 Medarex *ss.                                          5,700         41

 Millennium Pharmaceuticals *                          12,559        106

 Momenta Pharmaceuticals *ss.                          3,100         26

 Myogen *ss.                                           1,100         9

 Myriad Genetics *ss.                                  1,700         31

 NeoPharm *ss.                                         1,182         9

 NeoRx *ss.                                            2,500         2

 Neose Technologies *ss.                               2,100         5

 Neurocrine Biosciences *ss.                           1,600         61

 Neurogen *                                            2,300         16

 Novavax *ss.                                          4,000         6

 NPS Pharmaceuticals *ss.                              1,900         24

 ONYX Pharmaceuticals *ss.                             2,000         63

 Orchid Biosciences *ss.                               3,860         45

 Oscient Pharmaceuticals *ss.                          6,300         15

 OSI Pharmaceuticals *                                 2,400         99

 Pharmacopeia Drug Discovery *                         3,300         17

 Pharmacyclics *ss.                                    2,600         21

 Pharmion *                                            1,300         38

 Progenics Pharmaceuticals *                           1,400         24

 Protein Design Labs *                                 3,900         62

 QLT *                                                 1,100         14

 Regeneron Pharmaceuticals *                           3,300         17

 Rigel Pharmaceuticals *ss.                            900           14

 Sangamo BioSciences *                                 3,100         12

 Savient Pharmaceuticals *                             4,700         13

 Seattle Genetics *                                    3,000         15

 Sequenom *ss.                                         3,100         3

 Seracare Life Sciences *ss.                           900           11

 Serologicals *ss.                                     1,400         34

 Sirna Therapeutics *ss.                               3,300         10

 StemCells *ss.                                        1,000         3

 Strategene *                                          2,400         21

 Tanox *ss.                                            1,700         16

 Techne *                                              1,800         72

 Telik *                                               1,700         26

 Tercica *ss.                                          1,200         9

 Third Wave Technologies *                             5,600         32

 Titan Pharmaceuticals *ss.                            3,900         9

 Transkaryotic Therapies *ss.                          2,100         52

 Trimeris *ss.                                         1,300         15

 United Therapeutics *                                 900           41

 VaxGen *ss.                                           1,600         20

 Vertex Pharmaceuticals *                              4,210         39

 Vicuron Pharmaceuticals *                             2,200         35

 ViroPharma *ss.                                       1,100         3

 XOMA *ss.                                             6,900         7

 Zymogenetics *ss.                                     2,300         35

                                                                     6,093

 Health Care Equipment & Supplies  2.7%
 ABIOMED *ss.                                          3,400         36

 Advanced Medical Optics *ss.                          1,500         54

 Advanced Neuromodulation Systems *ss.                 950           25

 AeroGen *ss.                                          3,900         5

 Align Technology *ss.                                 3,300         21

 American Bio Medica *                                 3,000         3

 American Medical Systems *                            3,200         55

 Analogic                                              700           30

 Arrhythmia Research ss.                               700           12

 Arrow International                                   1,900         65

 ArthroCare *ss.                                       1,600         46

 Beckman Coulter                                       2,700         179

 Bio-Rad Laboratories, Class A *                       1,100         54

 Biosite Diagnostics *ss.                              800           42

 Bioveris *                                            3,300         17

 Bruker Biosciences *                                  4,600         16

 Candela Laser *ss.                                    3,200         29

 CardioDynamics International *                        1,200         4

 Cerus *ss.                                            1,970         6

 Closure Medical *ss.                                  1,400         37

 Conceptus *ss.                                        2,500         19

 CONMED *                                              1,450         44

 Cooper Companies ss.                                  2,026         148

 CTI Molecular Imaging *                               2,900         59

 Cytyc *                                               5,000         115

 Dade Behring Holdings *                               1,800         106

 Datascope                                             900           28

 Dentsply International                                3,600         196

 Diagnostic Products                                   1,200         58

 DJ Orthopedics *                                      1,600         40

 Edwards Lifesciences *                                3,000         130

 Endologix *                                           1,400         8

 EPIX Pharmaceuticals *ss.                             1,500         10

 Exactech *ss.                                         1,300         22

 Foxhollow Technologies *ss.                           1,000         28

 Gen-Probe *                                           2,500         111

 Haemonetics *                                         1,000         42

 Hillenbrand Industries                                2,700         150

 ICU Medical *ss.                                      1,200         43

 IDEXX Laboratories *                                  1,400         76

 Immucor *                                             4,050         122

 INAMED *                                              1,750         122

 Integra LifeSciences *ss.                             1,400         49

 Intermagnetics General *ss.                           1,212         30

 Intuitive Surgical *                                  1,500         68

 Invacare                                              1,500         67

 Inverness Medical Innovations *ss.                    1,400         33

 Invitrogen *                                          2,275         157

 Kensey Nash *ss.                                      900           24

 Kinetic Concepts *                                    3,100         185

 Kyphon *ss.                                           1,700         43

 Laserscope *ss.                                       400           13

 Lifecore Biomedical *                                 1,700         30

 Matthews International, Class A                       1,500         49

 Medical Action Industries *                           1,100         21

 Medwave *ss.                                          1,300         5

 Mentor ss.                                            1,800         58

 Meridian Bioscience                                   1,500         22

 Merit Medical Systems *                               2,265         27

 Microhelix *                                          3,300         1

 Molecular Devices *                                   1,150         22

 North American Scientific *ss.                        1,800         7

 Novoste *                                             900           1

 OraSure Technologies *ss.                             2,800         21

 PolyMedica                                            1,200         38

 Possis *ss.                                           1,300         11

 Quidel *ss.                                           1,300         5

 Regeneration Technologies *                           1,100         11

 ResMed *ss.                                           1,700         96

 Respironics *                                         1,600         93

 Rita Medical Systems *ss.                             1,010         3

 Rochester Medical *                                   800           9

 Sonic Innovations *ss.                                1,900         11

 SonoSite *ss.                                         1,200         31

 Steris *                                              2,800         71

 SurModics *                                           1,200         38

 Sybron Dental Specialties *                           1,900         68

 Synovis Life Technologies *                           700           7

 Theragenics *                                         1,200         4

 Thoratec *ss.                                         3,002         37

 Trestle Holdings *                                    2,300         8

 Trimedyne *ss.                                        3,000         2

 Urologix *ss.                                         1,900         9

 Varian *                                              1,600         61

 Varian Medical Systems *                              6,000         206

 Ventana Medical Systems *ss.                          2,000         75

 Viasys Healthcare *                                   1,400         27

 VISX *                                                2,700         63

 Vital Signs                                           1,000         40

 West Pharmaceutical Services                          1,400         33

 Wilson Greatbatch Technologies *                      1,200         22

 Wright Medical Group *                                1,100         26

 Zoll Medical *                                        800           18

                                                                     4,469

 Health Care Providers & Services  3.4%
 Accelrys *                                            2,000         12

 Advisory Board *                                      1,200         52

 Alliance Imaging *ss.                                 3,400         32

 Allscripts Healthcare *ss.                            3,200         46

 AMERIGROUP *                                          2,400         88

 AMICAS *                                              3,000         11

 AMN Healthcare Services *ss.                          1,205         19

 AmSurg, Class A *                                     1,750         44

 Apria Healthcare *                                    2,300         74

 Beverly Enterprises *ss.                              4,800         59

 Bioscrip *                                            2,600         16

 Capital Senior Living *                               2,400         13

 Carriage Services *ss.                                1,600         9

 Centene *                                             1,700         51

 Cerner *ss.                                           1,600         84

 Chemed                                                600           46

 Community Health System *                             4,400         154

 Comprehensive Care *                                  3,500         7

 Computer Programs and Systems                         700           20

 CorVel *                                              700           15

 Covance *                                             2,800         133

 Coventry Health Care *                                4,830         329

 Cross Country Healthcare *ss.                         1,100         18

 CryoLife *ss.                                         2,800         17

 D&K Healthcare                                        1,200         10

 Davita *                                              4,700         197

 Dendrite International *                              2,000         28

 E Research Technology *ss.                            2,250         27

 Eclipsys *                                            1,800         28

 Five Star Quality Care *ss.                           2,300         19

 Genesis Healthcare *                                  950           41

 Gentiva Health Services *                             1,650         27

 Hanger Orthopedic Group *                             2,600         15

 Health Net *                                          5,100         167

 Henry Schein *                                        4,000         143

 HMS Holdings *                                        2,000         15

 Hooper Holmes                                         4,800         18

 IDX Systems *                                         1,400         49

 Kindred Healthcare *ss.                               1,614         57

 LabOne *                                              1,200         41

 LCA-Vision                                            1,800         60

 Lifeline Systems *                                    1,100         33

 LifePoint Hospitals *ss.                              2,000         88

 Lincare Holdings *                                    4,200         186

 Magellan Health Services *ss.                         1,800         61

 Matria Healthcare *ss.                                1,650         51

 Medical Staffing Network *ss.                         1,300         9

 Merge Technologies *ss.                               1,000         18

 Molina Healthcare *                                   1,200         55

 National Data                                         1,600         26

 National Healthcare ss.                               900           31

 National Wireless Holdings ss.                        900           13

 NeighborCare *                                        1,900         56

 OCA *ss.                                              3,500         15

 Odyssey Healthcare *ss.                               2,500         29

 Omnicare                                              4,200         149

 Omnicell *ss.                                         2,100         15

 OPTION CARE ss.                                       1,650         34

 Owens & Minor                                         1,700         46

 PacifiCare Health Systems *                           3,800         216

 Parexel International *                               1,800         42

 Patterson Companies *ss.                              5,800         290

 PDI *                                                 1,150         24

 Pediatrix Medical Group *                             1,100         75

 Per-Se Technologies *ss.                              1,700         26

 Pharmaceutical Product Development *                  2,900         141

 Phc, Class A *ss.                                     3,100         6

 Priority Healthcare, Class B *ss.                     2,094         45

 Province Healthcare *                                 2,000         48

 ProxyMed *ss.                                         306           3

 PSS World Medical *                                   2,900         33

 Q-Med *ss.                                            1,900         21

 Radiologix *                                          2,200         9

 RehabCare Group *                                     1,300         37

 Renal Care Group *                                    3,300         125

 Res-Care *                                            2,300         29

 Service Corp. International *                         14,300        107

 SFBC International *                                  1,200         42

 Sierra Health Services *ss.                           1,300         83

 Specialty Laboratories *                              2,300         22

 Stewart Enterprises, Class A *                        4,000         25

 Sunrise Senior Living *ss.                            900           44

 Symbion *ss.                                          1,600         34

 Triad Hospitals *                                     3,516         176

 Tripos *                                              2,500         10

 TriZetto Group *                                      3,300         31

 U.S. Physical Therapy *                               1,600         22

 United Surgical Partners International *              1,400         64

 Universal Health Services                             2,500         131

 VCA Antech *                                          3,700         75

 WebMD *ss.                                            13,837        118

 Wellcare Health Plans *                               1,800         55

 WellChoice *                                          3,600         192

                                                                     5,607

 Pharmaceuticals  1.4%
 Able Laboratories *                                   700           16

 Adolor *ss.                                           1,500         15

 Alpharma, Class A                                     2,600         32

 American Pharmaceutical *ss.                          3,000         155

 Andrx *                                               3,400         77

 Antigenics *ss.                                       2,400         16

 Atherogenics *ss.                                     2,100         27

 Barr Pharmaceuticals *                                4,525         221

 Barrier Therapeutics *                                700           11

 Bone Care International *                             1,100         29

 Bradley Pharmaceuticals, Class A *ss.                 1,100         11

 Cellegy Pharmaceuticals *                             2,400         4

 Columbia Laboratories *                               3,400         7

 Connetics *ss.                                        2,000         51

 Emisphere Technologies *                              1,900         7

 Endo Pharmaceutical *                                 6,000         135

 Eon Labs *                                            4,000         121

 First Horizon Pharmaceutical *ss.                     1,800         30

 Impax Laboratories *ss.                               2,300         37

 InKine Pharmaceutical *ss.                            4,400         14

 Inspire Pharmaceuticals *ss.                          1,600         13

 IVAX *                                                11,396        225

 K-V Pharmaceutical, Class A *ss.                      2,550         59

 Kos Pharmaceuticals *                                 1,900         79

 Medicines Company *                                   1,900         43

 Medicis Pharmaceutical, Class A                       2,400         72

 MGI Pharma *                                          3,000         76

 Nektar Therapeutics *                                 3,600         50

 New River Pharmaceuticals *ss.                        1,100         28

 Nitromed *ss.                                         1,100         19

 Noven Pharmaceuticals *                               1,600         27

 Orphan Medical *ss.                                   1,700         15

 Pain Therapeutics *ss.                                2,900         15

 Par Pharmaceutical *                                  1,700         57

 Penwest Pharmaceuticals *ss.                          1,300         16

 Perrigo                                               3,000         57

 Point Therapeutics *ss.                               3,300         13

 Salix Pharmaceuticals *                               1,950         32

 Santarus *                                            2,800         14

 Sepracor *                                            4,600         264

 Theravance *                                          2,500         46

 Valeant Pharmaceuticals ss.                           3,900         88

 VIVUS *ss.                                            3,100         9

                                                                     2,333

 Total Health Care                                                   18,502

 INDUSTRIALS & BUSINESS SERVICES  9.8%
 Aerospace & Defense  0.9%
 AAR *ss.                                              1,500         20

 Alliant Techsystems *                                 1,675         120

 Allied Research *ss.                                  600           15

 Armor Holdings *                                      800           30

 Aviall *                                              1,400         39

 BE Aerospace *                                        3,300         40

 Cubic Corp ss.                                        1,300         25

 Curtiss-Wright                                        1,000         57

 DRS Technologies *                                    701           30

 Ducommun *                                            700           14

 Edac Technologies *ss.                                4,500         10

 EDO                                                   1,200         36

 Engineered Support System                             1,175         63

 Environmental Tectonics *                             400           2

 Esterline Technologies *                              900           31

 GenCorp ss.                                           3,100         62

 HEICO, Class A                                        1,720         27

 Hexcel *                                              3,400         53

 Innovative Solutions and Support *ss.                 1,400         44

 Kaman, Class A                                        1,900         24

 KVH Industries *ss.                                   1,200         11

 Ladish Company *                                      2,400         28

 Mercury Computer Systems *                            1,200         33

 Moog, Class A *                                       1,100         50

 MTC Technologies *                                    1,100         36

 Orbital Sciences *ss.                                 3,200         31

 Pemco Aviation Group *ss.                             300           8

 Precision Castparts                                   2,754         212

 Sequa, Class A *                                      600           31

 SPACEHAB *                                            5,700         11

 Sypris Solutions                                      700           7

 Teledyne Technologies *                               900           28

 Triumph Group *                                       600           23

 United Defense Industries                             2,300         169

 United Industrial                                     1,300         38

                                                                     1,458

 Air Freight & Logistics  0.4%
 C.H. Robinson Worldwide                               3,700         191

 EGL *                                                 2,200         50

 Expeditors International of Washington                4,600         246

 Forward Air                                           1,200         51

 Hub Group, Class A *                                  400           25

 Pacer International *                                 1,700         41

 Park Ohio Holdings *                                  1,900         36

                                                                     640

 Airlines  0.3%
 AirTran *ss.                                          3,400         31

 Alaska Air Group *ss.                                 1,200         35

 America West Holdings, Class B *ss.                   3,800         21

 AMR *ss.                                              6,700         72

 Continental Airlines, Class B *ss.                    3,000         36

 ExpressJet Holdings *                                 3,700         42

 FLYi *ss.                                             4,100         5

 Frontier Airlines *ss.                                2,450         26

 JetBlue Airways *ss.                                  4,675         89

 Midwest Express Holdings *ss.                         1,700         4

 Northwest Airlines *ss.                               4,700         32

 Pinnacle Airlines *ss.                                500           5

 SkyWest                                               2,600         48

 World Air Holdings *ss.                               1,800         12

                                                                     458

 Building Products  0.3%
 AAON *                                                950           16

 Advanced Envir Recycle, Class A *ss.                  4,000         6

 American Woodmark                                     1,000         36

 Ameron International                                  700           25

 Apogee Enterprises                                    1,900         27

 ElkCorp                                               1,200         46

 Griffon *                                             1,400         30

 Jacuzzi Brands *                                      3,800         37

 Lennox International                                  2,700         59

 NCI Building Systems *                                700           27

 Simpson Manufacturing                                 1,800         56

 Trex *ss.                                             700           31

 Universal Forest Products                             800           31

 USG *ss.                                              1,900         63

 York International                                    1,800         71

                                                                     561

 Commercial Services & Supplies  3.2%
 A. T. Cross, Class A *                                2,800         17

 Ablest *                                              1,700         12

 ABM Industries                                        1,900         37

 Adesa                                                 5,000         117

 Administaff                                           1,100         16

 American Locker Group *ss.                            1,300         7

 APAC TeleServices *ss.                                5,100         6

 ARAMARK, Class B                                      7,800         205

 Banta                                                 1,000         43

 Bowne                                                 2,200         33

 Brady, Class A                                        3,900         126

 Bright Horizons Family Solutions *                    1,200         41

 Brinks Company                                        2,449         85

 Career Education *                                    4,900         168

 Casella Waste Systems, Class A *                      1,700         23

 CDI                                                   700           16

 Central Parking ss.                                   1,400         24

 Cenveo *                                              3,500         20

 ChoicePoint *                                         3,724         149

 Clean Harbor *ss.                                     400           7

 Consolidated Graphics *                               900           47

 Copart *                                              3,850         91

 Corinthian Colleges *                                 3,800         60

 Cornell Companies *                                   400           5

 Corporate Executive Board                             1,700         109

 Corrections Corp of America *                         1,767         68

 CoStar Group *                                        900           33

 Deluxe                                                2,100         84

 Devry *                                               3,200         61

 DiamondCluster International *                        3,650         59

 Dun & Bradstreet *                                    3,300         203

 Duratek *                                             1,600         32

 Ecology and Environment, Class A                      1,900         13

 Education Management *                                3,100         87

 Electro Rent *                                        1,700         23

 Ennis Business Forms                                  1,400         24

 EVCI Career Colleges *                                2,300         18

 Find/SVP *                                            3,000         5

 First Consulting Group *ss.                           2,700         14

 Food Technology Service *                             3,700         4

 FTI Consulting *ss.                                   1,450         30

 G & K Services, Class A                               800           32

 General Binding *                                     1,300         27

 GEO *                                                 1,100         31

 Greg Manning Auctions *ss.                            2,300         23

 Heidrick & Struggles International *ss.               800           29

 Herman Miller                                         3,600         108

 HNI Corporation                                       2,400         108

 Hudson Technologies *                                 3,800         3

 ICT Group *ss.                                        1,900         21

 Ikon Office Solutions                                 6,200         61

 Imagistics International *                            1,100         38

 Innotrac *                                            2,300         20

 Insurance Auto Auctions *ss.                          300           8

 Intersections *ss.                                    500           7

 ITT Educational Services *                            1,900         92

 Jackson Hewitt Tax Service                            7,000         146

 John H. Harland                                       900           31

 Kelly Services, Class A                               1,500         43

 KForce *                                              3,056         34

 Knoll *                                               2,100         35

 Korn/Ferry *ss.                                       2,100         40

 Labor Ready *                                         2,500         47

 Laureate *                                            1,834         78

 Layne Christensen *                                   500           9

 Learning Tree International *ss.                      1,100         16

 LECG *                                                900           18

 Manpower                                              3,864         168

 McGrath RentCorp                                      800           19

 Mine Safety Appliances                                1,800         70

 Mobile Mini *ss.                                      600           24

 Multi-Color ss.                                       875           17

 Navigant Consulting *                                 2,300         63

 NCO Group *ss.                                        1,708         33

 On Assignment *                                       3,200         16

 PHH *                                                 2,300         50

 PICO Holdings *ss.                                    1,100         29

 Prepaid Legal Services ss.                            1,100         37

 PRG-Schultz International *ss.                        4,850         24

 Republic Services                                     6,900         231

 Resources Global Professionals *                      2,400         50

 Rollins                                               3,375         63

 School Specialty *                                    776           30

 ServiceMaster                                         13,150        178

 Sirva *                                               2,900         21

 Sotheby's, Class A *                                  2,700         46

 SOURCECORP *                                          1,200         24

 Spherion *                                            2,700         20

 Standard Register                                     800           10

 Steelcase, Class A ss.                                5,800         80

 Stericycle *                                          1,800         80

 Strategic Distribution *                              1,400         18

 Strayer Education                                     650           74

 TeleTech Holdings *ss.                                4,640         60

 Tetra Tech *ss.                                       2,400         30

 The Princeton Review *ss.                             2,800         15

 TRC *                                                 1,000         15

 TRM Copy Centers *ss.                                 800           16

 United Stationers *                                   1,200         54

 Universal Technical Institute *ss.                    1,400         52

 Utek *ss.                                             800           12

 Viad                                                  1,475         40

 Volt Information Sciences *                           1,000         24

 Waste Connections *                                   1,950         68

 Watson Wyatt                                          1,600         44

 West Corporation *                                    3,200         102

                                                                     5,334

 Construction & Engineering  0.3%
 Dycom Industries *                                    2,233         51

 EMCOR Group *                                         800           38

 Englobal *                                            2,000         5

 Granite Construction                                  2,225         58

 Insituform Technologies *                             900           13

 Integrated Electrical Services *ss.                   2,700         8

 Jacobs Engineering Group *                            2,500         130

 Mastec *ss.                                           4,050         33

 McDermott International *                             2,800         53

 Michael Baker *                                       1,100         24

 Quanta Services *                                     5,200         40

 Shaw Group *ss.                                       2,400         52

 URS Corporation *                                     1,900         55

 Xanser *                                              5,700         18

                                                                     578

 Electrical Equipment  0.7%
 A.O. Smith                                            1,100         32

 Acuity Brands                                         2,200         59

 American Superconductor *ss.                          2,100         21

 AMETEK                                                2,900         117

 Arotech *ss.                                          5,100         7

 Artesyn Technologies *ss.                             3,100         27

 Baldor Electric                                       1,300         34

 Beacon Power *ss.                                     9,300         10

 BTU International *                                   2,400         8

 C&D Technologies                                      1,500         15

 Capstone Turbine *ss.                                 5,800         9

 Channell Commercial *                                 1,700         13

 Chase                                                 1,000         16

 Color Kinetics *ss.                                   1,600         16

 Encore Wire *ss.                                      2,200         22

 Energy Conversion Devices *ss.                        1,800         41

 Exx, Class A *                                        1,400         2

 Franklin Electric                                     800           30

 Fuelcell Energy *ss.                                  3,000         30

 General Cable *ss.                                    3,500         42

 Genlyte Group *                                       600           54

 Global Power Equipment *                              3,400         33

 GrafTech International *                              5,200         30

 Hubbell, Class B                                      2,700         138

 II-VI *ss.                                            2,000         35

 LSI Industries                                        1,625         18

 MagneTek *ss.                                         2,900         15

 Medis Technologies *ss.                               2,000         29

 Orbit International *                                 1,000         9

 Oryx Technology *ss.                                  2,100         5

 Plug Power *ss.                                       4,700         31

 Powell Industries *                                   600           11

 Regal-Beloit ss.                                      1,200         34

 Thomas & Betts *                                      2,500         81

 Ultralife Batteries *ss.                              700           12

 Vicor ss.                                             2,200         23

 Woodward Governor                                     600           43

                                                                     1,152

 Industrial Conglomerates  0.3%
 Alleghany                                             339           94

 Carlisle Companies                                    1,500         104

 Roper Industries                                      1,600         105

 Teleflex ss.                                          1,700         87

 Tredegar                                              1,900         32

 Walter Industries ss.                                 2,400         102

                                                                     524

 Machinery  1.9%
 3-D Systems *ss.                                      800           15

 A.S.V. *ss.                                           800           32

 Actuant, Class A *                                    1,410         63

 AGCO *                                                3,900         71

 Albany International                                  1,910         59

 American Science Engineering *ss.                     700           31

 Astec Industries *                                    1,800         40

 Barnes Group                                          1,000         27

 Briggs & Stratton                                     2,000         73

 Bucyrus International, Class A                        800           31

 CLARCOR                                               900           47

 Columbus McKinnon *ss.                                1,200         16

 Commercial Vehicle Group *ss.                         600           12

 Crane                                                 2,500         72

 Cuno *                                                900           46

 Donaldson                                             3,800         123

 EnPro Industries *                                    1,800         50

 ESCO Electronics *                                    800           64

 Federal Signal ss.                                    2,200         33

 Flowserve *                                           2,500         65

 Global Payment Technologies *                         1,500         9

 Graco                                                 3,387         137

 Graham                                                900           16

 Greenbrier Companies                                  1,200         42

 Harsco                                                1,900         113

 Hurco Companies *ss.                                  1,900         27

 IDEX                                                  2,200         89

 JLG Industries                                        1,800         39

 Joy Global                                            3,300         116

 Kaydon                                                1,500         47

 Kennametal                                            1,400         66

 Lincoln Electric Holdings                             2,200         66

 Lindsay Manufacturing                                 950           18

 Manitowoc                                             1,300         53

 Met-Pro                                               933           13

 Milacron *ss.                                         6,600         20

 Mueller Industries                                    1,500         42

 NACCO Industries                                      400           41

 Nordson                                               2,000         74

 Oshkosh Truck                                         1,700         139

 Pentair                                               4,400         172

 Robbins & Myers ss.                                   1,200         26

 SPX                                                   3,336         144

 Stewart & Stevenson                                   1,400         32

 Tecumseh Products, Class A                            800           32

 Tennant                                               700           27

 Terex *                                               2,000         87

 Thomas Industries                                     1,000         40

 Timken                                                3,500         96

 Titan International ss.                               1,600         23

 Toro                                                  1,100         97

 Trinity Industries ss.                                2,000         56

 Turbochef Technologies *ss.                           1,199         18

 Twin Disc                                             900           22

 Valmont Industries                                    1,400         31

 Wabash National ss.                                   1,800         44

 Wabtec                                                2,300         47

 Watts Industries, Class A                             1,100         36

 Wolverine Tube *                                      1,700         15

                                                                     3,182

 Marine  0.1%
 Alexander & Baldwin                                   2,200         91

 Kirby Corporation *                                   1,200         50

 Overseas Shipholding Group                            1,500         94

                                                                     235

 Road & Rail  0.9%
 Allied Holdings *ss.                                  3,500         8

 Amerco ss.                                            1,700         79

 Arkansas Best                                         1,300         49

 CNF                                                   2,300         108

 Dollar Thrifty Auto Group *                           600           20

 Florida East Coast Industries ss.                     1,400         59

 Genesee & Wyoming, Class A *                          1,512         39

 Heartland Express                                     3,868         74

 J.B. Hunt Transport Services                          3,400         149

 Kansas City Southern Industries *                     2,900         56

 Knight Transportation                                 2,850         70

 Laidlaw International *                               4,200         87

 Landstar Systems *                                    3,000         98

 Old Dominion Freight Line *                           1,575         49

 Overnite                                              1,300         42

 Patriot Transportation Holdings *                     500           26

 Quality Distribution *                                1,200         13

 RailAmerica *                                         1,600         20

 Swift Transportation *                                3,490         77

 Transport Corp of America *                           2,100         18

 U.S. Xpress Enterprises *                             600           10

 USA Truck *                                           1,300         30

 USF Corporation                                       1,300         63

 Werner Enterprises                                    3,766         73

 Yellow Roadway *ss.                                   2,097         123

                                                                     1,440

 Trading Companies & Distributors  0.5%
 Applied Industrial Technologies                       1,200         33

 Beacon Roofing Supply *                               700           15

 Fastenal ss.                                          3,400         188

 GATX                                                  1,900         63

 Hughes Supply                                         2,600         77

 Interline Brands *                                    1,400         27

 Lawson Products                                       700           33

 MSC Industrial Direct, Class A                        2,300         70

 NuCo2 *ss.                                            1,000         26

 UAP Holding *                                         1,600         26

 United Rentals *                                      3,300         67

 Valley National Gases                                 3,400         56

 Watsco                                                1,200         51

 WESCO International *                                 2,300         64

                                                                     796

 Transportation Infrastructure  0.0%
 Macquarie Infrastructure Company Trust *              1,100         31

                                                                     31

 Total Industrials & Business Services                               16,389

 INFORMATION TECHNOLOGY  13.6%
 Communications Equipment  1.5%
 3 Com *                                               15,500        55

 ADTRAN                                                3,200         56

 American Access Technologies *                        2,400         4

 Anaren *                                              1,400         17

 Arris Group *                                         3,800         26

 Avanex *ss.                                           5,800         8

 Avocent *                                             2,045         52

 Aware *ss.                                            2,300         10

 Bel Fuse, Class A                                     1,100         27

 Belden CDT                                            2,875         64

 Black Box                                             970           36

 C-Cor.net *                                           3,400         21

 Carrier Access *ss.                                   1,900         11

 Centillium Communications *                           4,400         11

 Commscope *ss.                                        2,500         37

 Computer Network Technology *ss.                      1,900         9

 Comtech Telecommunications *ss.                       925           48

 Copper Mountain *ss.                                  400           0

 Digi International *                                  1,660         23

 Digital Lightwave *ss.                                3,250         3

 ditech Communications *ss.                            2,400         30

 EMS Technologies *                                    400           5

 Endwave Corporation *ss.                              600           14

 Enterasys Networks *                                  11,500        16

 Extreme Networks *                                    5,950         35

 F5 Networks *                                         1,700         86

 Finisar *ss.                                          11,900        15

 Foundry Networks *                                    5,550         55

 Harmonic *                                            3,884         37

 Harris                                                5,400         176

 Inter-Tel                                             1,400         34

 InterDigital Communication *                          3,000         46

 IXIA *ss.                                             3,100         55

 Juniper Networks *                                    23,130        510

 MRV Communications *ss.                               5,120         17

 NMS Communications *ss.                               3,000         13

 Oplink Communications *                               10,800        17

 Optical Cable, Warrants, 10/24/07 **                  212           0

 Packeteer *                                           2,500         38

 Paradyne Networks *                                   2,700         6

 PC-Tel *                                              2,300         17

 Performance Technologies *ss.                         1,200         8

 Plantronics                                           1,900         72

 Polycom *                                             4,100         70

 Powerwave Technologies *ss.                           5,600         43

 Proxim Corporation, Class A *ss.                      170           0

 Redback Networks *ss.                                 2,774         17

 Redback Networks, Warrants, 1/1/10 *                  160           0

 REMEC *ss.                                            3,600         19

 Safenet *                                             1,023         30

 SeaChange International *ss.                          1,000         13

 Sirf Technology Holdings *                            3,400         38

 Sonus Networks *ss.                                   10,690        45

 SpectraLink                                           1,600         23

 Stratex Networks *                                    4,110         8

 Stratos Lightwave *ss.                                726           3

 Sunrise Telecom ss.                                   5,900         16

 Sycamore Networks *                                   11,950        43

 Symmetricom *                                         3,400         38

 Tekelec *                                             2,600         41

 Telkonet *ss.                                         1,200         5

 Terayon Communication Systems *ss.                    5,100         16

 Tollgrade Communications *                            650           5

 UTStarcom *ss.                                        4,700         51

 Verso Technology *ss.                                 8,496         3

 ViaSat *                                              1,800         34

 Vyyo *ss.                                             600           4

 Westell Technologies *                                5,000         28

 WJ Communications *ss.                                3,200         8

 Zhone Technologies *ss.                               5,775         15

                                                                     2,436

 Computers & Peripherals  1.2%
 Adaptec *                                             4,400         21

 Advanced Digital Info *                               2,900         24

 Avid Technology *                                     1,500         81

 Brocade Communications Systems *                      10,940        65

 Concurrent Computer *ss.                              3,700         8

 Cray *ss.                                             4,400         11

 Datalink *                                            1,600         5

 Dataram *                                             1,150         5

 Diebold                                               2,900         159

 Electronics for Imaging *                             2,600         46

 Emulex *                                              3,420         64

 Exabyte *ss.                                          3,900         1

 Hutchinson Technology *                               1,400         49

 Hypercom *                                            4,400         21

 Imation                                               1,400         49

 Immersion *ss.                                        2,500         15

 InFocus *                                             3,800         22

 Intergraph *ss.                                       1,800         52

 Interphase *                                          2,400         15

 Iomega *                                              4,560         20

 Maxtor *                                              9,404         50

 McDATA, Class A *ss.                                  4,700         18

 Mobility Electronics *ss.                             2,300         16

 Overland Storage *                                    1,600         23

 palmOne *ss.                                          2,050         52

 Pinnacle *                                            3,300         18

 Presstek *ss.                                         2,700         21

 Quantum DLT & Storage Systems Group *                 8,600         25

 Rimage *                                              1,100         22

 Sandisk *                                             7,400         206

 SBS Technologies *                                    1,700         19

 Seagate Technology *                                  20,100        393

 Silicon Graphics *ss.                                 17,800        21

 Simpletech *                                          5,100         20

 Socket Communications *ss.                            1,200         2

 Steelcloud *ss.                                       1,800         5

 Storage Technology *                                  4,900         151

 Synaptics *                                           1,600         37

 Transact Technology *ss.                              600           6

 UNOVA *ss.                                            3,300         68

 Video Display ss.                                     1,680         22

 Western Digital *                                     9,800         125

 Zoom Telephonics *                                    1,100         3

                                                                     2,056

 Electronic Equipment & Instruments  1.7%
 Addvantage Technologies *ss.                          1,500         6

 Aeroflex *                                            3,900         36

 Agilysys                                              2,100         41

 American Technology *                                 600           5

 Amphenol, Class A                                     4,200         156

 Anixter International *                               1,400         51

 Applied Films *                                       600           14

 Arrow Electronics *                                   4,900         124

 Avnet *                                               4,996         92

 AVX                                                   7,100         87

 BEI Technologies                                      1,100         26

 Bell Microproducts *ss.                               3,000         22

 Benchmark Electronics *                               2,000         64

 Brightpoint *                                         1,200         23

 CalAmp *ss.                                           2,500         15

 CDW                                                   3,700         210

 Cogent *ss.                                           3,500         88

 Coherent *                                            1,150         39

 CTS                                                   1,800         23

 Cyberoptics *                                         1,150         14

 Daktronics *                                          1,300         28

 Digital Theater Systems *ss.                          1,800         33

 Digital Video Systems *ss.                            550           1

 Dionex *                                              900           49

 Dolby Laboratories, Class A *                         4,500         106

 Echelon *ss.                                          2,800         19

 Electro Scientific Industries *                       1,300         25

 Excel Technology *                                    1,100         27

 FLIR Systems *                                        2,800         85

 Gerber Scientific *                                   2,900         21

 Global Imaging Systems *                              1,100         39

 GTSI *                                                400           4

 I D Systems *ss.                                      400           4

 Identix *ss.                                          3,874         20

 Ingram Micro, Class A *                               6,300         105

 Intelli-Check, Inc. *ss.                              400           2

 Interlink Electronics *                               700           5

 Itron *ss.                                            1,500         45

 Keithley Instruments ss.                              1,100         18

 KEMET *ss.                                            4,100         32

 Landauer ss.                                          600           29

 LeCroy *                                              800           14

 Lexar Media *ss.                                      4,500         22

 Littelfuse *                                          1,300         37

 Lo-Jack *                                             1,500         21

 Maxwell Technologies *ss.                             800           7

 Merix *ss.                                            1,000         11

 Methode Electronics                                   1,800         22

 Metrologic Instruments *ss.                           1,700         38

 MTS Systems                                           1,500         44

 National Instruments                                  3,400         92

 Newport *                                             1,550         23

 Nu Horizons Electronics *                             1,400         10

 OSI Systems *ss.                                      1,100         19

 OYO Geospace *                                        800           16

 Panavision *                                          1,700         10

 Park Electrochemical                                  1,200         24

 Paxar *                                               2,100         45

 PC Connection *ss.                                    3,000         18

 Pemstar *ss.                                          1,500         2

 Planar Systems *ss.                                   900           8

 Plexus *                                              1,860         21

 Radisys *ss.                                          1,600         23

 Research Frontiers *ss.                               1,900         10

 Rogers *                                              800           32

 SatCon Technology *ss.                                3,200         5

 Scansource *                                          700           36

 Sigmatron International *ss.                          900           11

 Sirenza Microdevices *                                4,000         13

 Somera Communications *ss.                            2,800         4

 Superconductor Technologies *ss.                      800           1

 Taser International *ss.                              2,700         32

 Tech Data *                                           2,700         100

 Technitrol *                                          1,900         28

 Trans-Lux                                             1,300         9

 Trimble Navigation *                                  2,550         86

 TTM Technologies *ss.                                 2,700         28

 Vishay Intertechnology *                              6,931         86

 Woodhead Industries                                   500           7

 X-Rite                                                1,700         26

 Zomax *                                               800           2

 Zygo *                                                1,800         23

                                                                     2,899

 Internet Software & Services  2.8%
 24/7 Media *ss.                                       2,520         8

 Akamai Technologies *ss.                              5,878         75

 America Online Latin America *ss.                     10,600        1

 aQuantive *ss.                                        4,300         48

 Ariba *ss.                                            3,447         27

 Ask Jeeves *ss.                                       2,700         76

 Autobytel *ss.                                        2,900         15

 Broadvision *ss.                                      4,288         7

 Chordiant Software *                                  6,020         10

 CMGI *                                                17,668        37

 CNET Networks *ss.                                    7,471         71

 Corillian *                                           3,000         10

 Digital Insight *                                     1,431         23

 Digital River *ss.                                    1,300         41

 Digitas *                                             5,292         53

 DoubleClick *                                         6,192         48

 Earthlink *                                           7,720         69

 Entrust Technologies *                                2,500         9

 Google, Class A *                                     12,150        2,193

 HomeStore.com *                                       10,900        24

 IAC/InterActiveCorp *                                 29,911        666

 Infospace.com *ss.                                    1,485         61

 Interland *ss.                                        2,970         6

 Internap Network Services *ss.                        16,900        10

 Interwoven *                                          3,066         24

 Ivillage *                                            5,200         32

 J2 Global Communications *ss.                         1,500         51

 Jupitermedia *ss.                                     1,000         16

 Kana Software *ss.                                    4,567         8

 LookSmart *                                           11,500        10

 Marchex, Class B *ss.                                 300           6

 MatrixOne *                                           4,200         20

 Neoforma.com *ss.                                     1,200         10

 Net2Phone *                                           4,300         7

 NetRatings *                                          2,300         35

 Niku *                                                1,000         18

 Openwave Systems *ss.                                 2,887         35

 PEC Solutions *                                       2,200         28

 RealNetworks *ss.                                     7,900         46

 Register.com *                                        1,645         10

 Retek *                                               5,245         59

 S1 *                                                  3,500         24

 SeeBeyond Technology *ss.                             4,000         13

 Sonicwall *                                           4,800         24

 Stellent *ss.                                         2,000         17

 Support.com *ss.                                      2,800         15

 The Knot *ss.                                         900           6

 Travelzoo *ss.                                        800           40

 Tumbleweed Communications *ss.                        3,800         10

 United Online *                                       4,100         43

 Valueclick *                                          3,600         38

 VeriSign *                                            10,788        310

 Vignette *                                            16,248        21

 Vitria Technology *ss.                                2,950         10

 Webex Communications *ss.                             2,000         43

 webMethods *ss.                                       3,208         18

 Websense *                                            900           48

 Zixit *ss.                                            900           3

                                                                     4,686

 IT Services  1.8%
 Acxiom                                                4,400         92

 Alliance Data Systems *                               3,400         137

 AnswerThink *ss.                                      3,400         14

 Anteon International *                                1,600         62

 BearingPoint *                                        8,700         76

 BISYS Group *                                         5,600         88

 CACI International, Class A *                         1,400         77

 Ceridian *                                            6,500         111

 Certegy                                               3,100         107

 Checkfree *                                           4,000         163

 CIBER *ss.                                            2,900         21

 Cognizant Technology Solutions *                      5,600         259

 Computer Horizons *                                   3,300         12

 CSG Systems International *                           2,600         42

 DST Systems *                                         3,640         168

 Edgewater Technology *                                3,967         17

 EFunds *                                              2,100         47

 Electronic Clearing House *                           1,200         10

 Euronet Worldwide *                                   700           20

 Forrester Research *                                  1,900         27

 Gartner Group, Class B *                              4,700         44

 Global Payments ss.                                   1,780         115

 Hewitt Associates, Class A *ss.                       4,940         131

 Igate Capital *                                       5,800         22

 Indus International *ss.                              2,900         7

 Inforte *ss.                                          2,200         12

 InfoUSA                                               3,100         33

 Integral Systems ss.                                  400           9

 Intrado *ss.                                          1,800         22

 Iron Mountain *                                       5,470         158

 Kanbay International *                                400           8

 Keane *                                               2,460         32

 Lightbridge *ss.                                      1,638         10

 Man Tech International, Class A *ss.                  1,400         32

 Management Network Group *ss.                         100           0

 Maximus                                               1,400         47

 Medquist *                                            1,082         15

 MPS Group *                                           3,600         38

 Pegasus Solutions *ss.                                1,600         19

 Perot Systems, Class A *                              5,400         73

 Rainmaker Systems *                                   7,200         4

 RightNow Technologies *ss.                            2,100         26

 Safeguard Scientifics *                               9,900         14

 Sapient *                                             5,000         37

 SRA International, Class A *                          1,200         72

 Startek ss.                                           1,100         19

 Sykes Enterprises *                                   3,400         23

 Syntel ss.                                            2,100         37

 TALX Corporation                                      1,410         26

 Technology Solutions *                                5,200         5

 Tier Technologies, Class B *                          600           4

 Titan *                                               3,449         63

 TNS *                                                 1,800         32

 Total System Services ss.                             8,600         215

                                                                     2,954

 Office Electronics  0.1%
 Zebra Technologies *                                  3,250         154

                                                                     154

 Semiconductor & Semiconductor Equipment  2.1%
 Actel *                                               1,600         25

 Advanced Energy Industries *ss.                       2,900         28

 Advanced Power Technology *                           400           3

 Aehr Test Systems *                                   1,600         5

 Agere Systems, Class A *                              67,700        97

 Alliance Semiconductor *                              3,100         8

 AMIS Holdings *                                       3,900         44

 Amkor Technology *ss.                                 7,800         30

 Amtech Systems *                                      1,600         5

 ANADIGICS *ss.                                        2,595         4

 Asyst Technology *                                    2,900         14

 Atheros Communications *ss.                           2,700         28

 Atmel *                                               20,900        62

 ATMI *                                                1,200         30

 August Technology *ss.                                700           8

 Axcelis Technologies *                                3,600         26

 Brooks-Pri Automation *                               1,764         27

 Cabot Microelectronics *ss.                           1,232         39

 California Micro Devices *                            2,300         12

 Catalyst Semiconductor *                              1,600         7

 Celeritek                                             1,100         1

 CEVA *ss.                                             1,600         12

 Cirrus Logic *                                        4,800         22

 Cognex                                                2,100         52

 Cohu                                                  1,800         29

 Conexant Systems *                                    19,381        29

 Credence Systems *ss.                                 3,800         30

 Cree *ss.                                             3,400         74

 Cymer *ss.                                            1,400         37

 Cypress Semiconductor *ss.                            5,700         72

 DSP Group *                                           1,500         39

 DuPont Photomasks *ss.                                1,100         29

 Electroglas *ss.                                      2,400         9

 EMCORE *ss.                                           4,800         16

 Entegris *                                            3,300         33

 ESS Technology *ss.                                   2,300         12

 Exar *                                                2,200         30

 Fairchild Semiconductor, Class A *                    5,310         81

 FEI *ss.                                              1,700         39

 FSI International *                                   2,200         9

 Genesis Microchip *ss.                                1,900         27

 Helix Technology ss.                                  1,400         22

 hi/fn *ss.                                            409           3

 Integrated Circuit Systems *                          3,900         75

 Integrated Device Technology *                        4,700         57

 Integrated Silicon Solution *ss.                      2,900         19

 International Rectifier *                             3,100         141

 Intersil Holding, Class A                             6,120         106

 Intevac *ss.                                          900           9

 Kopin *                                               5,000         15

 Kulicke & Soffa *ss.                                  4,200         26

 Lam Research *                                        5,650         163

 Lattice Semiconductor *                               5,640         30

 LTX *                                                 3,900         17

 Mattson Technology *                                  2,913         23

 MEMC Electronic Materials *                           8,100         109

 Micrel *                                              4,280         39

 Micro Component Technology *                          3,100         1

 Microchip Technology                                  9,649         251

 Microsemi *                                           3,400         55

 Mindspeed Technologies *                              5,700         13

 MKS Instruments *                                     2,400         38

 Monolithic System Technology *ss.                     2,600         15

 Mykrolis *                                            2,400         34

 Nanometrics *ss.                                      1,100         13

 NVE *ss.                                              300           6

 Omnivision Technologies *ss.                          3,200         49

 ON Semiconductor *                                    10,900        43

 PDF Solutions *                                       1,600         22

 Pericom Semiconductor *                               2,600         22

 Photronics *                                          1,310         24

 Pixelworks *                                          2,700         22

 PLX Technology *ss.                                   2,400         25

 Power Integrations *                                  1,600         33

 Rambus *ss.                                           4,380         66

 RF Micro Devices *                                    8,200         43

 Rudolph Technologies *                                1,400         21

 Semitool *                                            2,600         27

 Semtech *                                             3,400         61

 Sigma Designs *ss.                                    1,600         17

 Silicon Image *                                       3,500         35

 Silicon Laboratories *ss.                             2,300         68

 Silicon Storage Technology *                          4,700         18

 Siliconix *                                           1,700         60

 Sipex *ss.                                            3,100         7

 Skyworks Solutions *                                  6,200         39

 SRS Labs *                                            2,700         11

 STATS ChipPAC ADR *                                   4,437         29

 Tessera Technologies *                                2,100         91

 Therma-Wave *ss.                                      3,500         7

 Three-Five Systems *                                  950           1

 Transmeta *ss.                                        14,100        13

 TranSwitch *ss.                                       7,400         10

 TriQuint Semiconductor *ss.                           7,380         25

 Ultratech Stepper *                                   800           12

 Varian Semiconductor Equipment *                      1,600         61

 Veeco *ss.                                            1,129         17

 Virage Logic *ss.                                     1,500         16

 Vitesse Semiconductor *ss.                            10,031        27

 Zoran *                                               1,948         20

                                                                     3,506

 Software  2.4%
 Activision *                                          7,400         109

 Actuate *                                             2,700         6

 Advent Software *                                     1,400         25

 Agile Software *                                      2,100         15

 Altiris *ss.                                          1,200         29

 Ansoft *                                              1,400         38

 Ansys *                                               1,400         48

 Applix *                                              1,200         7

 ARI Network Services *                                3,100         8

 Ascential Software *                                  2,675         50

 Aspect Telecommunications *                           3,000         31

 Aspen Technology *ss.                                 3,400         19

 Atari *ss.                                            4,700         15

 AuthentiDate Holding *ss.                             3,900         16

 BEA Systems *                                         16,900        135

 Borland Software *                                    3,900         32

 Bottomline Technologies *                             1,500         20

 Cadence Design Systems *                              11,477        172

 Captaris *                                            2,600         11

 Captiva Software *ss.                                 500           5

 Catapult Communications *                             1,100         23

 CCC Information Services *ss.                         1,307         30

 Concord Communications *                              1,400         14

 Datastream *                                          1,500         11

 Digimarc *ss.                                         1,100         7

 DocuCorp International *                              2,200         17

 E.piphany *                                           5,640         20

 ebix.com *                                            800           8

 Embarcadero *                                         2,600         17

 Epicor Software *                                     4,000         52

 EPIQ Systems *ss.                                     1,000         13

 EPlus *                                               300           3

 Evans & Sutherland Computer *                         600           3

 Evolving Systems *ss.                                 1,300         3

 FactSet Research Systems ss.                          1,950         64

 Fair Isaac                                            3,005         103

 Falconstor Software *ss.                              700           4

 FileNet *                                             1,700         39

 Guardian Technologies *ss.                            1,500         5

 Hyperion Solutions *                                  1,800         79

 Informatica *                                         4,400         36

 Internet Security Systems *                           2,550         47

 Jack Henry & Associates                               3,600         65

 JDA Software Group *                                  1,400         20

 Kronos *                                              1,450         74

 Lawson Software *                                     4,400         26

 Macromedia *                                          3,310         111

 Macrovision *                                         2,300         52

 Magma Design Automation *ss.                          2,300         27

 Manhattan Associates *                                1,200         24

 Manugistics Group *                                   5,100         9

 MAPICS *                                              1,500         19

 MapInfo *                                             1,575         19

 McAfee *                                              6,672         151

 Mentor Graphics *ss.                                  2,700         37

 Micromuse *                                           4,560         21

 MICROS Systems *                                      1,400         51

 MicroStrategy *                                       600           33

 Midway Games *ss.                                     2,879         30

 Moldflow *                                            1,200         19

 Motive *                                              1,100         11

 MRO Software *                                        900           13

 MSC.Software *ss.                                     1,900         21

 Napster *ss.                                          2,400         16

 NAVTEQ *                                              4,100         178

 NEON Systems *                                        1,200         4

 netGuru *                                             2,400         3

 NetIQ *                                               2,358         27

 NetScout Systems *                                    1,300         6

 Nuance Communications *                               3,200         9

 NYFIX *ss.                                            850           5

 ONYX Software *                                       625           2

 Open Solutions *                                      700           14

 OPNET Technologies *                                  1,300         11

 Opsware *ss.                                          5,400         28

 Palmsource *ss.                                       902           8

 Pegasystems *ss.                                      2,200         12

 Phoenix Technologies *                                1,200         11

 PLATO Learning *ss.                                   1,466         11

 Portal Software *ss.                                  4,160         10

 Progress Software *                                   1,800         47

 Quality Systems ss.                                   1,000         42

 Quest Software *                                      3,900         54

 Radiant Systems *                                     2,250         22

 Red Hat *ss.                                          8,000         87

 Renaissance Learning ss.                              1,500         26

 Reynolds & Reynolds, Class A                          3,100         84

 RSA Security *                                        2,950         47

 Salesforce.com *ss.                                   5,500         82

 ScanSoft *ss.                                         6,000         22

 SCO Group *ss.                                        1,200         4

 Secure Computing *ss.                                 2,400         21

 SERENA Software *ss.                                  2,000         48

 Sonic Solutions *ss.                                  1,300         20

 SPSS *                                                1,600         28

 Sybase *                                              3,972         73

 Synopsys *                                            6,566         119

 Take-Two Interactive Software *ss.                    1,800         70

 Telecommunication Systems, Class A *ss.               600           2

 THQ *ss.                                              1,825         51

 TIBCO Software *                                      9,050         67

 Transaction Systems Architects, Class A *             2,100         49

 Ulticom *                                             2,200         24

 Ultimate Software Group *                             3,500         56

 VA Linux Systems *ss.                                 2,600         4

 Vastera *ss.                                          2,300         7

 Verint Systems *                                      1,300         45

 Verisity *                                            1,600         19

 Verity *                                              2,600         25

 Viewpoint Corporation *ss.                            4,300         12

 Visual Networks *ss.                                  1,200         4

 WatchGuard Technologies *                             2,100         7

 Wind River Systems *                                  3,776         57

 Witness Systems *                                     1,200         21

                                                                     3,923

 Total Information Technology                                        22,614

 MATERIALS  4.6%
 Chemicals  1.8%
 A. Schulman                                           1,300         23

 Airgas                                                3,300         79

 Albermarle                                            1,800         65

 Altair Nanotechnologies *ss.                          2,000         7

 Arch Chemicals                                        1,150         33

 Cabot                                                 2,900         97

 Calgon Carbon ss.                                     3,500         30

 Cambrex                                               1,200         26

 Celanese, Series A *ss.                               7,000         126

 CFC International *                                   1,200         27

 Crompton ss.                                          4,124         60

 Cytec Industries                                      1,600         87

 Ferro                                                 1,800         34

 FMC *                                                 1,500         80

 Georgia Gulf                                          1,700         78

 H.B. Fuller                                           1,120         32

 Huntsman *                                            9,600         224

 ICO *                                                 5,500         19

 Kronos Worldwide ss.                                  2,311         98

 Lesco *                                               1,200         17

 Lubrizol                                              2,900         118

 Lyondell Chemical                                     10,645        297

 Macdermid                                             1,400         45

 Minerals Technologies                                 800           53

 Mosaic *                                              16,000        273

 Nalco Holding *                                       6,300         119

 Nanophase Technologies *ss.                           2,300         13

 NL Industries                                         2,300         53

 Olin                                                  3,700         83

 OM Group *                                            1,100         33

 OMNOVA Solutions *                                    4,300         23

 PolyOne *                                             4,400         39

 RPM                                                   4,700         86

 Scotts Miracle Gro, Class A *                         1,300         91

 Sensient Technologies                                 2,100         45

 Spartech                                              1,600         32

 Symyx Technologies *                                  1,350         30

 Terra Nitrogen *                                      2,800         70

 Valhi ss.                                             4,700         92

 Valspar ss.                                           2,300         107

 W. R. Grace *ss.                                      5,400         46

 Wellman                                               2,400         35

 Westlake Chemical                                     2,700         87

                                                                     3,112

 Construction Materials  0.4%
 Devcon International *                                2,100         29

 Eagle Materials ss.                                   800           65

 Florida Rock Industries                               1,925         113

 Headwaters *ss.                                       1,800         59

 Lafarge                                               3,200         187

 Martin Marietta Materials                             2,100         117

 Texas Industries                                      800           43

 US Concrete *ss.                                      2,900         18

                                                                     631

 Containers & Packaging  0.7%
 Aptargroup                                            1,600         83

 Caraustar *                                           1,300         17

 Chesapeake Corp.                                      600           13

 Crown Cork & Seal *                                   8,200         128

 Graphic Packaging *                                   8,400         37

 Greif Brothers                                        1,100         77

 Longview Fibre                                        2,100         39

 Myers Industries                                      2,710         38

 Owens-Illinois *                                      6,800         171

 Packaging Corp. of America                            4,700         114

 Packaging Dynamics ss.                                1,180         16

 Rock-Tenn, Class A                                    1,800         24

 Silgan Holdings                                       1,100         71

 Smurfit-Stone Container *                             10,800        167

 Sonoco Products                                       4,360         126

                                                                     1,121

 Metals & Mining  1.5%
 AK Steel *                                            5,844         65

 Alliance Resource Partners *                          800           51

 Arch Coal                                             2,400         103

 Carpenter Technology                                  1,000         59

 Century Aluminum *                                    2,200         67

 Cleveland-Cliffs ss.                                  1,200         87

 Coeur d'Alene Mines *ss.                              8,600         32

 Commercial Metals                                     2,500         85

 Compass Minerals                                      1,000         25

 CONSOL Energy                                         4,200         197

 Foundation Coal Holdings                              1,900         45

 Gibraltar Industries                                  1,950         43

 Glamis Gold *                                         5,300         83

 Hecla Mining *ss.                                     7,400         41

 International Steel Group *                           4,200         166

 Massey ss.                                            3,700         148

 Meridian Gold *ss.                                    4,200         71

 NN                                                    1,600         20

 Northwest Pipe *                                      1,400         35

 Oregon Steel Mills *ss.                               2,000         46

 Peabody Energy                                        5,600         260

 Quanex                                                1,350         72

 Reliance Steel & Aluminum                             1,700         68

 Royal Gold ss.                                        1,700         31

 Ryerson Tull ss.                                      1,900         24

 Southern Peru Copper ss.                              3,300         183

 Steel Dynamics ss.                                    2,200         76

 Steel Technologies                                    1,100         26

 Stillwater Mining *                                   4,717         46

 Synalloy *                                            1,500         15

 U.S. Gold *                                           4,300         2

 Universal Stainless & Alloy Products *ss.             2,900         41

 USEC ss.                                              4,200         68

 Westmoreland Coal *ss.                                1,200         30

 Worthington Industries                                4,000         77

                                                                     2,488

 Paper & Forest Products  0.2%
 Badger Paper Mills *                                  1,900         8

 Bowater                                               2,300         87

 Buckeye Technologies *                                2,600         28

 Deltic Timber                                         700           27

 FiberMark *                                           1,800         0

 MAXXAM *                                              1,500         43

 P. H. Glatfelter                                      1,800         27

 Pope & Talbot                                         1,100         19

 Potlatch ss.                                          1,300         61

 Schweitzer Mauduit                                    1,100         37

 Wausau-Mosinee Paper                                  2,300         33

                                                                     370

 Total Materials                                                     7,722

 TELECOMMUNICATION SERVICES  1.7%
 Diversified Telecommunication Services  0.6%
 Acceris Communications *ss.                           900           1

 Alaska Communications Systems Group ss.               2,700         27

 Broadwing *ss.                                        2,490         10

 Cincinnati Bell *                                     9,448         40

 Commonwealth Telephone Enterprises *                  1,100         52

 Covad Communications Group *ss.                       13,362        16

 CT Communications                                     1,900         20

 D&E Communications ss.                                2,009         18

 General Communications, Class A *                     2,300         21

 Hickory Technology ss.                                1,200         12

 IDT *                                                 3,800         54

 Level 3 Communications *ss.                           30,900        64

 Lynch Interactive *ss.                                700           17

 MCI *                                                 12,800        319

 McLeodUSA, Class A *ss.                               3,461         1

 McLeodUSA, Class A (Escrowed shares) **               16,412        0

 NTL *                                                 3,600         229

 Premiere Global Services *                            3,300         37

 Primus Telecommunications *ss.                        6,500         10

 Surewest Communications ss.                           700           16

 Time Warner Telecom, Class A *ss.                     7,260         29

 US LEC, Class A *ss.                                  1,800         5

 Valor Communications ss.                              3,100         45

 XETA Technologies *                                   2,400         9

                                                                     1,052

 Wireless Telecommunication Services  1.1%
 @Road *                                               4,900         20

 Alamosa Holdings *ss.                                 5,300         62

 American Tower Systems, Class A *                     9,600         175

 Boston Communications Group *                         2,400         17

 Centennial Communications *ss.                        6,500         71

 Crown Castle International *                          9,600         154

 Dobson Communications, Class A *ss.                   9,600         19

 Metro One Telecommunications *ss.                     1,050         1

 Nextel Partners, Class A *ss.                         8,100         178

 NII Holdings, Class B *ss.                            3,100         178

 Price Communications                                  2,450         43

 Rural Cellular, Class A *ss.                          1,700         9

 SBA Communications *                                  2,800         26

 Skyterra Communications *                             2,000         77

 Spectrasite *                                         2,200         128

 Syniverse *                                           3,000         41

 Telephone and Data Systems                            2,500         204

 Triton PCS, Class A *                                 7,600         17

 U. S. Cellular *                                      3,700         169

 Ubiquital *ss.                                        4,700         31

 US Unwired, Class A *ss.                              5,500         23

 Western Wireless, Class A *                           4,100         156

 Wireless Facilities *ss.                              2,800         18

                                                                     1,817

 Total Telecommunication Services                                    2,869

 UTILITIES  2.9%
 Electric Utilities  1.2%
 ALLETE                                                1,300         54

 Alliant                                               4,900         131

 Baycorp Holdings *ss.                                 662           9

 Black Hills                                           1,300         43

 Central Vermont Public Service                        1,100         25

 CH Energy Group ss.                                   1,000         46

 Cleco                                                 2,200         47

 DPL                                                   6,100         153

 DQE ss.                                               3,000         54

 El Paso Electric *                                    2,200         42

 Empire District Electronics ss.                       1,600         37

 Great Plains Energy ss.                               3,200         98

 Hawaiian Electric Industries ss.                      3,500         89

 IdaCorp                                               1,500         43

 Madison Gas and Electric ss.                          1,000         33

 Maine Maritimes                                       100           3

 Northeast Utilities                                   5,800         112

 NSTAR                                                 2,215         120

 OGE Energy ss.                                        4,000         108

 Otter Tail                                            1,000         25

 Potomac Electric Power                                7,900         166

 Public Service of New Mexico                          3,200         85

 Puget Energy                                          4,600         101

 Reliant Resources *                                   12,500        142

 Sierra Pacific Resources *ss.                         5,300         57

 Unisource Energy                                      1,500         46

 United Illuminating                                   600           30

 Unitil                                                800           20

 Westar Energy                                         3,500         76

                                                                     1,995

 Gas Utilities  0.5%
 AGL Resources                                         3,300         115

 Atmos Energy                                          2,300         62

 Cascade Natural Gas ss.                               1,100         22

 Chesapeake Utilities ss.                              800           21

 EnergySouth                                           850           24

 Laclede Gas                                           900           26

 New Jersey Resources                                  1,500         65

 Northwest Natural Gas ss.                             900           33

 Piedmont Natural Gas Company ss.                      3,200         74

 RGC Resources                                         700           18

 SEMCO Energy ss.                                      3,000         17

 South Jersey Industries                               700           40

 Southern Union                                        3,621         91

 Southwest Gas                                         1,500         36

 UGI                                                   1,950         89

 Washington Gas Light                                  2,600         81

                                                                     814

 Multi-Utilities & Unregulated Power  1.1%
 Aquila *ss.                                           6,788         26

 Avista                                                2,300         40

 Energen                                               1,500         100

 Energy East                                           6,100         160

 Equitable Resources                                   2,900         167

 Florida Public Utilities                              1,033         19

 MDU Resources Group                                   4,750         131

 National Fuel Gas Company                             4,100         117

 NRG Energy *                                          4,800         164

 ONEOK                                                 4,100         126

 Ormat Technologies ss.                                900           14

 Questar                                               4,000         237

 SCANA                                                 4,810         184

 Vectren                                               3,399         91

 Wisconsin Energy                                      5,300         188

 WPS Resources ss.                                     1,600         85

                                                                     1,849

 Water Utilities  0.1%
 Aqua America                                          4,251         104

 California Water Service Group                        1,200         40

 Connecticut Water Service ss.                         850           21

 Pennichuck ss.                                        200           5

                                                                     170

 Total Utilities                                                     4,828

 Total Common Stocks (Cost  $137,161)                                159,084

 CONVERTIBLE PREFERRED STOCKS  0.0%
 Simon Property Group                                  600           33

 Total Convertible Preferred Stocks (Cost  $32)                      33

 SHORT-TERM INVESTMENTS  4.2%
 Money Market Fund  4.0%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       6,720,386     6,721

                                                                     6,721

 U.S. Treasury Obligations  0.2%
 U.S. Treasury Bills, 2.66%, 4/21/05 ++                400,000       399

                                                                     399

 Total Short-Term Investments (Cost  $7,120)                         7,120

 SECURITIES LENDING COLLATERAL  18.9%
 Money Market Trust  18.9%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 2.882% # 31,480,058    31,480

 Total Securities Lending Collateral (Cost  $31,480)                 31,480

 FUTURES CONTRACTS  0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       20

 Total Futures Contracts                                             20

 Total Investments in Securities
 118.3% of Net Assets (Cost $175,793)                   $            197,737


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan
      at March 31, 2005 - See Note 2
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 ADR  American Depository Receipts
 REIT Real Estate Investment Trust

 (2) Open Futures Contracts at March 31, 2005 were as follows:
 ($ 000s)

                                                         Contract    Unrealized
                                            Expiration   Value       Gain (Loss)
 Long, 17 S&P Mini 500 Index Futures
 contracts, $58 par of 2.66% U.S. Treasury
 Bills pledged as initial margin            6/05      $  1,006    $  (26)

 Long, 44 Russell Mini 2000 Index Futures
 contracts, $126 par of 2.66% U.S. Treasury
 Bills pledged as initial margin            6/05         2,718       (124)

 Long, 59 S&P Mid-Cap Mini 400 Futures
 contracts, $176 par of 2.66% U.S. Treasury
 Bills pledged as initial margin            6/05         3,903       (122)

 Net payments (receipts) of variation
 margin to date                                                      292

 Variation margin receivable (payable)
 on open futures contracts                                        $  20


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Extended Equity Market Index Fund Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(R), as represented by the Wilshire 4500 Completion Index.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $30,694,000; aggregate collateral consisted of $31,480,000 in the money market pooled trust and U.S. government securities valued at $28,000.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $175,793,000. Net unrealized gain aggregated $21,652,000 at period-end, of which $45,691,000 related to appreciated investments and $24,039,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $43,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $6,721,000 and $3,132,000, respectively.



 T. Rowe Price Total Equity Market Index Fund
 Unaudited                                             March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  97.3%
 CONSUMER DISCRETIONARY  13.1%
 Auto Components  0.3%
 American Axle & Manufacturing Holdings                1,200         29

 Arvinmeritor                                          1,900         29

 Bandag                                                800           38

 Borg-Warner                                           1,500         73

 Cooper Tire                                           2,500         46

 Dana                                                  3,700         47

 Delphi                                                14,314        64

 Gentex ss.                                            1,800         57

 Goodyear Tire & Rubber *ss.                           5,500         74

 Johnson Controls                                      4,500         251

 Lear                                                  1,600         71

 Modine Manufacturing                                  1,700         50

 Standard Motor Products ss.                           2,000         23

 TRW *                                                 2,300         45

 Visteon ss.                                           4,286         25

                                                                     922

 Automobiles  0.4%
 Fleetwood *ss.                                        4,600         40

 Ford Motor                                            42,961        487

 GM ss.                                                13,052        383

 Harley-Davidson                                       7,000         404

 Thor Industries                                       1,000         30

 Winnebago ss.                                         1,800         57

                                                                     1,401

 Distributors  0.1%
 Genuine Parts                                         4,300         187

 Handleman                                             1,700         32

 Noland ss.                                            700           33

                                                                     252

 Hotels, Restaurants & Leisure  2.0%
 Applebee's                                            2,037         56

 Bob Evans Farms                                       900           21

 Brinker *                                             2,150         78

 Caesars Entertainment *                               9,000         178

 Carnival                                              15,100        782

 CEC Entertainment *                                   1,300         48

 Cedar Fair ss.                                        1,300         41

 Choice Hotels International                           1,700         105

 Cracker Barrel                                        1,400         58

 Darden Restaurants                                    4,300         132

 Gaylord Entertainment *ss.                            1,500         61

 Great Wolf Resorts *                                  1,700         42

 GTECH                                                 2,800         66

 Harrah's Entertainment                                2,600         168

 Hilton                                                8,372         187

 International Game Technology                         7,600         203

 International Speedway, Class A                       1,200         65

 Jack In The Box *                                     1,700         63

 John Q Hammons Hotels *                               3,500         76

 Krispy Kreme *ss.                                     3,000         23

 Landry's Seafood Restaurant                           1,100         32

 Las Vegas Sands *ss.                                  8,800         396

 Lone Star Steakhouse & Saloon                         1,700         49

 Mandalay Resort Group                                 1,600         113

 Marriott, Class A                                     5,500         368

 McDonald's                                            29,300        912

 MGM Mirage *                                          3,800         269

 MTR Gaming Group *                                    1,900         23

 Multimedia Games *ss.                                 900           7

 Outback Steakhouse                                    1,600         73

 Panera Bread, Class A *ss.                            1,200         68

 Papa John's International *ss.                        1,000         35

 PF Chang's China Bistro *ss.                          1,100         66

 Rare Hospitality International *                      800           25

 Royal Caribbean Cruises ss.                           4,500         201

 Ruby Tuesday ss.                                      1,400         34

 Ryan's Restaurant Group *                             2,000         29

 Six Flags *ss.                                        5,100         21

 Sonic *                                               1,400         47

 Speedway Motorsports                                  1,200         43

 Starbucks *                                           9,400         486

 Starwood Hotels & Resorts Worldwide, Equity Units     5,200         312

 Station Casinos                                       2,100         142

 The Cheesecake Factory *ss.                           2,100         74

 Triarc, Class B ss.                                   3,300         46

 Vail Resorts *ss.                                     1,800         45

 Wendy's                                               3,000         117

 WMS Industries *ss.                                   1,500         42

 Wynn Resorts *ss.                                     2,300         156

 Yum! Brands                                           7,400         383

                                                                     7,067

 Household Durables  1.0%
 American Greetings, Class A                           1,500         38

 Black & Decker                                        2,000         158

 Blyth Industries                                      1,500         48

 Brillian Corp *ss.                                    750           1

 Cavco Industries *                                    1,540         37

 Centex                                                3,300         189

 Champion Enterprises *                                4,500         42

 D. R. Horton                                          8,360         245

 Ethan Allen Interiors ss.                             1,400         45

 Fortune Brands                                        3,400         274

 Furniture Brands International                        1,900         41

 Harman International                                  1,800         159

 Helen of Troy Limited *ss.                            1,500         41

 Hovnanian Enterprises *                               1,700         87

 KB Home                                               1,100         129

 Kimball International, Class B                        2,400         35

 Knape & Vogt Manufacturing ss.                        1,600         20

 La-Z-Boy ss.                                          1,200         17

 Leggett & Platt                                       4,600         133

 Lennar, Class A                                       3,900         221

 Levitt, Class A ss.                                   1,475         38

 Maytag ss.                                            3,000         42

 MDC Holdings                                          1,045         73

 Meritage *                                            1,000         59

 Mohawk Industries *                                   1,531         129

 Newell Rubbermaid                                     6,976         153

 NVR *                                                 190           149

 Pulte                                                 3,100         228

 Rockford Corporation *ss.                             2,100         5

 Russ Berrie ss.                                       1,000         19

 Ryland Group ss.                                      1,200         74

 Skyline                                               600           23

 Snap-On                                               1,400         45

 Standard Pacific                                      1,000         72

 Stanley Furniture                                     700           33

 Stanley Works                                         1,900         86

 Toll Brothers *                                       1,900         150

 Tupperware                                            3,300         67

 Whirlpool                                             1,500         102

                                                                     3,507

 Internet & Catalog Retail  0.5%
 Amazon.com *                                          9,300         319

 Blue Nile *ss.                                        1,200         33

 eBay *                                                30,600        1,140

 Insight Enterprises *                                 1,350         24

 J. Jill Group *ss.                                    1,100         15

 Netflix *ss.                                          1,700         18

 priceline.com *ss.                                    750           19

 ValueVision International *ss.                        1,100         14

                                                                     1,582

 Leisure Equipment & Products  0.3%
 Action Performance ss.                                1,900         25

 Arctic Cat                                            1,000         27

 Brunswick                                             2,000         94

 Callaway Golf ss.                                     2,500         32

 Eastman Kodak                                         6,900         225

 Hasbro                                                4,000         82

 K2 *ss.                                               2,834         39

 MarineMax *                                           900           28

 Marvel Enterprises *ss.                               3,500         70

 Mattel                                                10,700        228

 Nautilus Group ss.                                    1,475         35

 Oakley                                                1,900         24

 Polaris Industries ss.                                1,200         84

 SCP Pool                                              2,305         73

 The Boyds Collection *                                5,800         14

                                                                     1,080

 Media  4.3%
 4Kids Entertainment *ss.                              800           18

 ADVO                                                  1,650         62

 Arbitron                                              680           29

 Belo Corporation, Class A                             1,900         46

 Cablevision Systems, Class A *                        5,700         160

 Catalina Marketing ss.                                1,200         31

 Charter Communications, Class A *ss.                  10,400        17

 Citadel Broadcasting *ss.                             3,100         43

 Clear Channel Communications                          13,701        472

 Comcast, Class A *                                    52,494        1,773

 Cox Radio, Class A *                                  900           15

 Cumulus Media, Class A *ss.                           1,406         20

 Directv *                                             31,750        458

 Disney                                                47,700        1,370

 Dow Jones                                             1,700         64

 Dreamworks Animation, Class A *                       3,000         122

 EchoStar Communications, Class A                      5,100         149

 Emmis Communications *                                1,200         23

 Entercom Communications *                             1,200         43

 Entravision Communications, Class A *                 4,000         35

 Gannett                                               6,000         474

 Gemstar TV Guide *                                    11,100        48

 Getty Images *ss.                                     1,600         114

 Gray Communications Systems                           1,900         28

 Harte-Hanks                                           1,900         52

 Hearst-Argyle Television                              1,700         43

 Hollinger International                               3,900         43

 Insight Communications *                              3,400         40

 Interactive Data *                                    2,900         60

 Interpublic Group *                                   10,212        125

 John Wiley & Sons                                     2,100         74

 Journal Register *                                    1,600         27

 Knight-Ridder                                         1,700         114

 Lamar Advertising *                                   1,900         77

 Lee Enterprises ss.                                   1,200         52

 Liberty                                               500           20

 Liberty Media, Class A *                              68,000        705

 Liberty Media International, Series A *               3,020         132

 McClatchy                                             1,200         89

 McGraw-Hill                                           4,600         401

 Media General, Class A                                700           43

 Mediacom Communications *ss.                          6,800         44

 Meredith                                              1,300         61

 Metro Goldwyn Mayer *ss.                              6,000         72

 New York Times, Class A                               3,400         124

 News Corp., Class A                                   55,584        941

 News Corporation, Class B ss.                         33,100        583

 Omnicom                                               4,200         372

 Paxson Communications *                               15,000        10

 Pixar *ss.                                            1,100         107

 Primedia *                                            13,700        60

 ProQuest *ss.                                         1,100         40

 R.H. Donnelley *                                      940           55

 Radio One *                                           3,400         50

 Reader's Digest                                       3,100         54

 Regal Entertainment Group, Class A ss.                3,700         78

 Regent Communications *                               6,500         35

 Scholastic *                                          1,200         44

 Scripps, Class A                                      3,800         185

 Sirius Satellite Radio *ss.                           32,900        185

 Spanish Broadcasting, Class A *ss.                    4,100         42

 Time Warner *                                         103,320       1,813

 TiVo *ss.                                             2,800         14

 Tribune                                               7,422         296

 Unitedglobalcom, Class A *                            4,500         43

 Univision Communications, Class A *                   7,640         212

 Valassis Communications *                             1,200         42

 Viacom, Class B                                       40,458        1,409

 Washington Post, Class B                              220           197

 Westwood One *                                        2,400         49

 WPP Group ADR ss.                                     681           39

 XM Satellite Radio Holdings, Class A *ss.             4,800         151

                                                                     15,118

 Multiline Retail  1.1%
 99 Cents Only Stores *ss.                             1,600         21

 Big Lots *                                            3,700         44

 Dillards, Class A ss.                                 2,700         73

 Dollar General                                        7,450         163

 Dollar Tree Stores *                                  2,500         72

 Family Dollar Stores                                  4,400         134

 Federated Department Stores                           4,000         255

 J.C. Penney                                           5,800         301

 Kohl's *                                              7,900         408

 May Department Stores                                 6,350         235

 Neiman Marcus, Class A                                1,000         92

 Nordstrom                                             3,200         177

 Saks                                                  2,975         54

 Sears *ss.                                            3,831         510

 Shopko Stores *ss.                                    2,200         49

 Target                                                21,500        1,075

 Tuesday Morning *                                     1,500         43

                                                                     3,706

 Specialty Retail  2.6%
 Abercrombie & Fitch                                   2,116         121

 Advance Auto Parts *                                  1,600         81

 American Eagle Outfitters                             3,300         98

 Autonation *                                          6,300         119

 AutoZone *                                            2,100         180

 Barnes & Noble *                                      1,800         62

 bebe stores ss.                                       2,725         92

 Bed Bath & Beyond *                                   7,000         256

 Best Buy                                              7,700         416

 Blockbuster, Class A ss.                              6,600         58

 Borders Group                                         2,100         56

 Burlington Coat Factory                               1,100         32

 CarMax *                                              2,729         86

 Charming Shoppes *                                    4,000         33

 Chico's *                                             4,600         130

 Christopher & Banks                                   1,700         30

 Circuit City                                          5,400         87

 Claire's Stores                                       2,800         64

 Cost Plus *                                           900           24

 Deb Shops ss.                                         700           20

 Electronics Boutique Holdings *ss.                    1,000         43

 Foot Locker                                           3,600         105

 Franklin Covey *                                      6,800         16

 GameStop, Class B *                                   934           21

 GAP                                                   21,050        460

 Genesco *ss.                                          1,100         31

 Group One Automotive *                                1,600         42

 Guitar Center *                                       800           44

 Gymboree *                                            600           8

 Harvey Electronics *ss.                               10,500        14

 Hibbett Sporting Goods *                              1,575         47

 Hollywood Entertainment *                             1,900         25

 Home Depot                                            52,450        2,006

 Hot Topic *                                           1,050         23

 Linens 'n Things *                                    1,000         25

 Lowes                                                 18,600        1,062

 Men's Wearhouse *                                     1,000         42

 Michaels Stores                                       3,000         109

 Movie Gallery                                         1,800         52

 O'Reilly Automotive *                                 1,200         59

 Office Depot *                                        7,500         166

 OfficeMax                                             2,022         68

 Pacific Sunwear *                                     2,325         65

 Pantry *ss.                                           1,400         43

 Payless Shoesource *                                  1,506         24

 Pep Boys ss.                                          1,700         30

 Petco *                                               1,300         48

 PETsMART                                              3,700         106

 Pier 1 Imports ss.                                    2,000         36

 RadioShack                                            3,700         91

 Regis                                                 1,300         53

 Rent-A-Center *                                       1,700         46

 Ross Stores                                           3,400         99

 Select Comfort *ss.                                   900           18

 Sherwin-Williams                                      3,800         167

 Shoe Pavilion *ss.                                    8,100         47

 Staples                                               11,850        372

 Talbots                                               1,300         42

 The Children's Place *                                800           38

 The Limited                                           10,755        261

 The Sports Authority *ss.                             1,392         38

 Tiffany                                               3,300         114

 TJX                                                   11,600        286

 Too *                                                 1,657         41

 Toys "R" Us *                                         4,900         126

 Tweeter Home Entertainment Group *ss.                 3,600         20

 Ultimate Electronics *ss.                             1,000         0

 United Retail Group *                                 4,100         24

 Urban Outfitters *                                    2,700         130

 Weight Watchers *ss.                                  2,600         112

 West Marine *ss.                                      1,300         28

 Williams-Sonoma *                                     2,700         99

 Zale *                                                1,600         48

                                                                     9,165

 Textiles, Apparel, & Luxury Goods  0.5%
 Coach *                                               4,900         277

 Columbia Sportswear *ss.                              1,000         53

 Culp *                                                600           4

 Deckers Outdoor *ss.                                  1,300         46

 Forward Industries *ss.                               5,600         73

 Fossil *                                              1,600         41

 Jones Apparel Group                                   3,500         117

 K-Swiss, Class A                                      2,000         66

 Kellwood                                              800           23

 Liz Claiborne                                         2,600         104

 Movado Group                                          2,000         37

 Nike, Class B                                         6,200         517

 Polo Ralph Lauren                                     2,300         89

 Quiksilver *                                          2,000         58

 Reebok                                                1,800         80

 Rocky Shoes & Boots *ss.                              1,300         35

 Russell                                               1,600         29

 Superior Uniform Group                                200           3

 Tarrant Apparel *ss.                                  12,100        25

 Timberland, Class A *                                 1,100         78

 Unifi *ss.                                            7,500         25

 V. F.                                                 2,400         142

                                                                     1,922

 Total Consumer Discretionary                                        45,722

 CONSUMER STAPLES  9.2%
 Beverages  1.8%
 Anheuser-Busch                                        19,200        910

 Brown-Forman, Class B                                 2,900         159

 Coca-Cola                                             56,900        2,371

 Coca-Cola Enterprises                                 10,900        224

 Constellation Brands, Class A *                       2,700         143

 Molson Coors Brewing, Class B                         1,900         146

 Pepsi Bottling Group                                  5,900         164

 PepsiAmericas                                         3,800         86

 PepsiCo                                               39,670        2,104

 Todhunter Intl *ss.                                     1,400       18

                                                                     6,325

 Food & Staples Retailing  2.6%
 Albertsons ss.                                        8,590         178

 BJ's Wholesale Club *                                 2,200         68

 Costco Wholesale                                      10,600        468

 CVS                                                   9,500         500

 Great Atlantic & Pacific Tea *ss.                     2,500         37

 Kroger *                                              17,000        273

 Longs Drug Stores                                     1,200         41

 Marsh Supermarkets ss.                                1,600         20

 Performance Food Group *                              2,100         58

 Rite Aid *                                            15,500        61

 Ruddick                                               1,700         39

 Safeway *                                             9,600         178

 Supervalu                                             2,700         90

 Sysco                                                 14,500        519

 Topps                                                 2,400         22

 United Natural Foods *                                2,200         63

 Wal-Mart                                              99,900        5,006

 Walgreen                                              24,100        1,071

 Weis Markets                                          1,500         55

 Whole Foods Market                                    1,600         164

                                                                     8,911

 Food Products  1.7%
 Alico *ss.                                            1,000         53

 American Italian Pasta, Class A ss.                   1,500         41

 Archer-Daniels-Midland                                15,872        390

 Bunge Limited                                         1,000         54

 Campbell Soup                                         10,500        305

 ConAgra                                               12,308        333

 Corn Products International                           2,400         62

 Dean Foods *                                          3,379         116

 Del Monte Foods *                                     4,911         53

 Delta Pine & Land                                     1,400         38

 Flowers Foods                                         1,785         50

 Fresh Del Monte Produce ss.                           2,300         70

 Galaxy Nutritional Foods *                            1,800         4

 General Mills                                         8,800         433

 Hain Celestial Group *                                2,100         39

 Heinz                                                 8,300         306

 Hershey Foods                                         6,400         387

 Hormel Foods                                          3,900         121

 J.M. Smucker                                          1,316         66

 Kellogg                                               9,500         411

 Kraft Foods, Class A                                  39,700        1,312

 Lancaster Colony                                      1,200         51

 Lance                                                 2,300         37

 McCormick                                             3,600         124

 Pilgrim's Pride ss.                                   1,800         64

 Sara Lee                                              19,300        428

 Smithfield Foods *                                    2,400         76

 Tasty Baking ss.                                      1,700         14

 Tootsie Roll Industries                               1,745         52

 Tyson Foods, Class A                                  8,154         136

 Wrigley                                               5,300         348

                                                                     5,974

 Household Products  1.4%
 Clorox                                                4,800         302

 Colgate-Palmolive                                     12,400        647

 Energizer *                                           1,800         108

 Kimberly-Clark                                        11,700        769

 Procter & Gamble                                      59,700        3,164

                                                                     4,990

 Personal Products  0.6%
 Alberto Culver, Class B                               2,400         115

 Avon                                                  11,400        489

 Chattem *                                             1,200         53

 Elizabeth Arden *ss.                                  1,600         38

 Estee Lauder, Class A                                 2,800         126

 Gillette                                              23,100        1,166

 NBTY *                                                1,800         45

 Playtex Products *ss.                                 5,400         49

                                                                     2,081

 Tobacco  1.1%
 Altria Group                                          47,600        3,113

 DiMon ss.                                             1,300         8

 Reynolds American ss.                                 3,433         277

 Universal Corporation                                 500           23

 UST                                                   4,200         217

 Vector Group ss.                                      3,281         50

                                                                     3,688

 Total Consumer Staples                                              31,969

 ENERGY  7.9%
 Energy Equipment & Services  1.4%
 Atwood Oceanics *                                     400           27

 Baker Hughes                                          7,400         329

 BJ Services                                           4,300         223

 Carbo Ceramics                                        500           35

 Cooper Cameron *                                      1,700         97

 Diamond Offshore Drilling                             3,200         160

 ENSCO International                                   3,200         121

 FMC Technologies *                                    1,487         49

 Global Industries *                                   2,300         22

 GlobalSantaFe                                         5,496         204

 Grant Prideco *                                       3,300         80

 Halliburton                                           9,900         428

 Hanover Compressor *ss.                               1,900         23

 Helmerich & Payne                                     1,600         63

 Input/Output *ss.                                     6,200         40

 Key Energy Services *                                 4,500         52

 Nabors Industries *                                   3,130         185

 National Oilwell Varco *                              3,984         186

 Newpark Resources *ss.                                4,300         25

 Noble Drilling                                        2,900         163

 Oceaneering International *                           1,200         45

 Offshore Logistics *                                  1,200         40

 Parker Drilling *ss.                                  6,800         39

 Patterson-UTI Energy                                  4,800         120

 Pride International *                                 3,700         92

 Rowan                                                 2,400         72

 Schlumberger                                          13,172        928

 Smith International                                   2,600         163

 Superior Energy *                                     2,900         50

 TETRA Technologies *                                  850           24

 Tidewater                                             1,300         51

 Todco, Class A *                                      2,400         62

 Transocean *                                          7,625         392

 Unit *                                                1,800         81

 Universal Compression Holdings *                      1,400         53

 Veritas DGC *                                         1,700         51

 W-H Energy Services *                                 1,800         43

 Weatherford International *                           3,000         174

                                                                     4,992

 Oil & Gas  6.5%
 Amerada Hess                                          2,100         202

 Anadarko Petroleum                                    5,629         428

 Apache                                                8,086         495

 Ashland                                               1,500         101

 Bill Barrett *                                        900           26

 BP Prudhoe Bay Royalty Trust ss.                      1,500         105

 Buckeye Partners, Equity Units *ss.                   800           36

 Burlington Resources                                  9,200         461

 Cabot Oil & Gas                                       900           50

 Callon Petroleum *                                    1,400         22

 Chesapeake Energy                                     6,308         138

 ChevronTexaco                                         50,028        2,917

 Cimarex Energy *ss.                                   918           36

 ConocoPhillips                                        16,134        1,740

 Cross Timbers Royalty Trust ss.                       928           36

 Denbury Resources *                                   1,800         63

 Devon Energy                                          10,332        493

 El Paso Corporation                                   16,244        172

 Encore Acquisition *                                  700           29

 Energy Partners *ss.                                  2,200         57

 Enterprise Products Partners, Equity Units *ss.       7,400         190

 EOG Resources                                         5,800         283

 ExxonMobil                                            152,962       9,117

 Forest Oil *ss.                                       1,200         49

 General Maritime *ss.                                 900           44

 Houston Exploration *                                 1,200         68

 Hugoton Royalty Trust ss.                             2,400         71

 Kerr-McGee                                            3,531         277

 KFX *ss.                                              2,400         32

 Kinder Morgan                                         3,100         235

 Magellan Midstream Partners *                         600           37

 Magnum Hunter Resources *                             4,400         71

 Marathon Oil                                          8,000         375

 Murphy Oil                                            2,300         227

 Newfield Exploration *                                1,500         111

 Noble Energy ss.                                      1,500         102

 Occidental Petroleum                                  9,200         655

 Patina Oil & Gas                                      2,586         103

 Penn Virginia                                         1,000         46

 Petroleum Development *                               1,300         49

 Pioneer Natural Resources                             3,100         132

 Plains All American Pipeline *ss.                     2,000         77

 Plains Exploration & Production *                     1,500         52

 Pogo Producing                                        1,400         69

 Premcor                                               2,400         143

 Quicksilver Resources *ss.                            2,400         117

 Remington Oil & Gas *                                 1,200         38

 Southwestern Energy *                                 1,300         74

 Spinnaker Exploration *                               1,300         46

 Stone Energy *ss.                                     800           39

 Sunoco                                                1,700         176

 Syntroleum *ss.                                       4,900         60

 Teppco Partners *ss.                                  1,500         63

 Tesoro Petroleum *                                    2,500         93

 Ultra Petroleum *                                     1,800         91

 Unocal                                                5,814         359

 Valero Energy                                         6,400         469

 Vintage Petroleum                                     2,000         63

 Western Gas Resources                                 2,600         90

 Whiting Petroleum *                                   600           24

 Williams Companies                                    13,585        256

 World Fuel Services                                   2,400         76

 XTO Energy                                            8,842         290

                                                                     22,646

 Total Energy                                                        27,638

 FINANCIALS  20.2%
 Capital Markets  2.4%
 A.G. Edwards                                          2,100         94

 Aether Systems *                                      1,250         4

 Affiliated Managers Group *ss.                        1,150         71

 American Capital Strategies ss.                       1,200         38

 AmeriTrade *                                          9,700         99

 Bank of New York                                      17,900        520

 Bear Stearns                                          2,327         232

 Charles Schwab                                        32,306        340

 E*TRADE Financial *                                   10,500        126

 Eaton Vance                                           3,800         89

 Federated Investors, Class B                          3,150         89

 Franklin Resources                                    5,800         398

 Goldman Sachs                                         11,200        1,232

 Greenhill ss.                                         1,500         54

 Investment Technology Group *                         1,600         28

 Investors Financial Services ss.                      1,800         88

 Janus Capital Group                                   6,000         84

 Jefferies Group                                       1,700         64

 John Nuveen                                           2,800         96

 Knight/Trimark Group *ss.                             4,300         41

 LaBranche & Co. *ss.                                  3,900         36

 Ladenburg Thalmann Financial Services *ss.            787           0

 Legg Mason                                            2,550         199

 Lehman Brothers                                       6,634         625

 Mellon Financial                                      9,800         280

 Merrill Lynch                                         22,000        1,245

 Morgan Stanley                                        25,600        1,466

 Northern Trust                                        5,700         248

 Piper Jaffray *                                       715           26

 Raymond James Financial                               2,350         71

 SEI                                                   2,900         105

 State Street                                          8,500         372

 Stifel Financial *ss.                                 2,000         44

 Waddell & Reed Financial, Class A                     2,951         58

 Westwood Holdings Group                               1,300         25

                                                                     8,587

 Commercial Banks  5.5%
 1st Source                                            1,030         22

 Amcore Financial                                      1,200         34

 AmSouth                                               8,767         227

 Associated Banc Corp                                  3,467         108

 BanCorpSouth ss.                                      1,800         37

 Bank of America                                       94,854        4,183

 Bank of Hawaii                                        1,200         54

 Bank of the Ozarks ss.                                900           29

 Bay View Capital                                      1,310         21

 BB&T                                                  12,820        501

 BOK Financial                                         1,315         53

 Boston Private Financial ss.                          1,300         31

 BWC Financial                                         1,115         29

 Capital Corp of the West                              1,000         46

 Capitol Bancorp Limited ss.                           1,247         38

 Chittenden                                            1,268         33

 Citizens Banking                                      1,000         29

 City National                                         1,100         77

 Colonial BancGroup                                    2,500         51

 Comerica                                              3,900         215

 Commerce Bancorp ss.                                  3,800         123

 Commerce Bancshares ss.                               1,510         73

 Community Banks ss.                                   1,283         32

 Community Bankshares of Indiana                       1,540         32

 Community Capital                                     1,500         35

 Compass Bancshares                                    2,800         127

 Cullen/Frost Bankers                                  1,300         59

 CVB Financial ss.                                     2,792         51

 East West Bancorp                                     1,600         59

 Fidelity Southern                                     2,300         39

 Fifth Third Bancorp ss.                               13,709        589

 First Charter                                         1,200         27

 First Financial Bancorp                               1,670         30

 First Horizon National ss.                            2,800         114

 First M & F Corporation ss.                           700           24

 First Merchants                                       1,630         42

 First Midwest Bancorp                                 1,550         50

 FirstBank Puerto Rico ss.                             1,200         51

 FirstMerit                                            2,000         54

 FNB ss.                                               1,492         29

 Frontier Financial ss.                                800           30

 Fulton Financial                                      3,029         66

 German American Bancorp ss.                           1,874         29

 Gold Banc                                             3,400         48

 Greater Bay Bancorp ss.                               1,700         41

 Hancock Holding                                       1,300         42

 Hibernia                                              3,400         109

 Hudson United Bancorp                                 970           34

 Huntington Bancshares                                 5,366         128

 IBERIABANK ss.                                        600           34

 Integra Bank                                          1,071         24

 International Bancshares                              1,093         38

 KeyCorp                                               9,400         305

 M & T Bank                                            2,700         276

 Main Street Banks ss.                                 1,200         32

 Marshall & Ilsley                                     5,278         220

 Mercantile Bankshares                                 1,700         86

 Merrill Merchants Bancorp                             938           22

 Metrocorp Bancshares ss.                              1,500         34

 Mid-State Bancshares ss.                              900           24

 Midwest Banc Holdings ss.                             1,200         24

 National City                                         14,688        492

 NBT Bancorp ss.                                       1,400         31

 North Fork Bancorporation                             11,718        325

 Old National Bancorp ss.                              1,512         31

 Omega Financial ss.                                   500           15

 Oriental Financial Group ss.                          1,527         36

 Pacific Capital Bancorp                               1,710         51

 Park National ss.                                     315           35

 Peoples Bancorp                                       745           20

 Peoples Financial                                     1,500         27

 Peoples Holding ss.                                   1,250         39

 PNC Financial Services Group                          6,200         319

 Popular                                               6,200         151

 Prosperity Bancshares                                 1,200         32

 Provident Bankshares                                  999           33

 Regions Financial                                     11,366        368

 Republic Bancorp                                      1,997         27

 S&T Bancorp ss.                                       1,100         39

 Sandy Spring Bancorp                                  900           29

 Santander Bancorp ss.                                 1,703         45

 Signature Bank *ss.                                   600           16

 Silicon Valley Bancshares *                           1,200         53

 Sky Financial                                         2,433         65

 South Financial Group                                 1,265         39

 Southwest Bancorp of Oklahoma                         2,000         37

 Southwest Bancorp of Texas                            1,600         29

 Sterling Bancshares                                   2,150         31

 SunTrust                                              8,270         596

 Susquehanna Bancshares                                1,200         29

 Synovus Financial                                     7,600         212

 TCF Financial                                         3,000         81

 TD Banknorth *                                        4,341         136

 Texas Capital Bancshares *ss.                         600           13

 Texas Regional Bancshares, Class A                    1,717         52

 The Savannah Bancorp                                  750           22

 Toronto Dominion Bank                                 835           35

 Trustmark                                             1,700         49

 U.S. Bancorp                                          43,955        1,267

 U.S.B. Holding Company ss.                            1,651         37

 UCBH Holdings                                         1,700         68

 UMB Financial                                         598           34

 UnionBancal                                           3,300         202

 United Bankshares                                     900           30

 Unity Bancorp                                         3,638         44

 Valley National Bancorp ss.                           2,808         72

 Wachovia                                              37,401        1,904

 Wells Fargo                                           39,252        2,347

 WesBanco                                              1,100         30

 WestAmerica                                           1,100         57

 Whitney Holding                                       950           42

 Wilmington Trust                                      1,500         53

 Wintrust Financial ss.                                1,050         49

 Zions Bancorp                                         2,100         145

                                                                     19,125

 Consumer Finance  1.1%
 Advance America Cash Advance Centers                  2,000         31

 Advanta, Class A                                      2,155         45

 American Express                                      29,500        1,515

 AmeriCredit *                                         4,500         106

 Capital One Financial                                 5,700         426

 CompuCredit *                                         2,100         56

 First Marblehead *ss.                                 1,500         86

 MBNA                                                  29,375        721

 Metris Companies *ss.                                 2,300         27

 Moneygram International                               2,500         47

 Providian Financial *                                 6,900         118

 SLM Corporation                                       10,600        528

 Student Loan                                          500           105

 WFS Financial                                         900           39

 World Acceptance *                                    1,300         33

                                                                     3,883

 Diversified Financial Services  2.7%
 Alliance Capital ss.                                  1,700         80

 CapitalSource *ss.                                    2,700         62

 Chicago Mercantile Exchange Holdings                  900           175

 CIT Group                                             5,200         198

 Citigroup                                             121,214       5,447

 eSpeed, Class A *ss.                                  3,400         31

 Instinet Group *                                      2,300         14

 J.P. Morgan Chase                                     83,577        2,892

 Leucadia National ss.                                 2,281         78

 Moody's                                               3,700         299

 Principal Financial Group                             7,200         277

                                                                     9,553

 Insurance  4.7%
 21st Century Insurance Group ss.                      2,800         39

 AFLAC                                                 11,700        436

 Alfa ss.                                              2,100         30

 Allmerica Financial *                                 1,500         54

 Allstate                                              16,800        908

 Ambac                                                 2,650         198

 American Financial Group                              1,500         46

 American International Group                          60,718        3,364

 American National Insurance                           500           53

 AmerUs Life ss.                                       900           42

 Aon                                                   7,050         161

 Arch Capital Group *                                  1,500         60

 Arthur J. Gallagher                                   2,000         58

 Assurant                                              2,400         81

 Berkshire Hathaway, Class A *                         35            3,045

 Bristol West Holdings                                 1,800         28

 Brown & Brown ss.                                     1,900         88

 Chubb                                                 4,700         373

 Cincinnati Financial                                  3,780         165

 Citizens Financial *ss.                               600           5

 CNA Financial *ss.                                    4,800         135

 Commerce Group                                        1,300         81

 Conseco *                                             3,500         71

 Delphi Financial, Class A                             1,050         45

 Erie Indemnity, Class A ss.                           1,400         73

 FBL Financial Group, Class A                          1,432         40

 Fidelity National Financial                           4,562         150

 Financial Industries Corporation *ss.                 790           6

 First American Financial                              1,685         55

 FPIC Insurance Group *ss.                             1,300         42

 Genworth Financial, Class A                           11,300        311

 Great American Financial Resources                    2,000         34

 Hartford Financial Services                           6,700         459

 HCC Insurance Holdings                                1,500         54

 Hilb Rogal and Hobbs ss.                              1,400         50

 Horace Mann Educators                                 1,800         32

 Infinity Property & Casualty                          1,200         37

 Jefferson Pilot                                       3,100         152

 LandAmerica Financial Group ss.                       1,000         50

 Lincoln National                                      4,000         181

 Loews                                                 4,200         309

 Markel *                                              260           90

 Marsh & McLennan                                      12,200        371

 MBIA                                                  3,200         167

 Mercury General                                       1,400         77

 MetLife                                               18,200        712

 Midland                                               1,200         38

 Nationwide Financial Services, Class A                1,600         57

 Navigators Group *                                    900           30

 Odyssey Re Holdings ss.                               1,600         40

 Ohio Casualty *                                       2,200         51

 Old Republic International                            4,150         97

 Phoenix Companies ss.                                 4,000         51

 Presidential Life                                     1,700         28

 ProAssurance *                                        824           33

 Progressive Corporation                               4,950         454

 Protective Life                                       1,500         59

 Prudential                                            12,000        689

 Reinsurance Group of America                          1,300         55

 RLI                                                   800           33

 Safeco ss.                                            3,100         151

 St. Paul Companies                                    15,923        585

 StanCorp Financial Group                              600           51

 Torchmark                                             2,600         136

 Transatlantic Holdings ss.                            1,437         95

 UICI                                                  1,600         39

 United America Indemnity *                            1,939         36

 United Fire & Casualty ss.                            1,200         41

 Unitrin                                               1,300         59

 UnumProvident                                         6,376         108

 Vesta Insurance ss.                                   3,300         12

 W. R. Berkley                                         1,950         97

 Wesco Financial                                       150           58

 White Mountains Insurance Group ss.                   300           183

 Zenith National ss.                                   1,100         57

                                                                     16,441

 Real Estate  2.0%
 Agree Realty, REIT ss.                                1,300         35

 AMB Property, REIT                                    1,900         72

 American Mortgage Acceptance, REIT ss.                1,600         22

 AmeriVest Properties, REIT ss.                        4,900         25

 Annaly Mortgage Management, REIT ss.                  4,300         81

 Apartment Investment & Management, Class A, REIT      3,000         112

 Archstone-Smith Trust, REIT                           4,900         167

 Arden Realty, REIT                                    1,600         54

 Avalonbay Communities, REIT                           2,007         134

 Bedford Property Investors, REIT                      1,200         26

 Boston Properties, REIT                               2,400         145

 Brandywine Realty Trust, REIT                         1,900         54

 BRE Properties, REIT, Class A                         1,700         60

 Camden Property Trust, REIT                           1,500         71

 CarrAmerica Realty, REIT                              2,100         66

 Catellus Development, REIT                            2,778         74

 CBL & Associates Properties, REIT                     1,100         79

 Centerpoint Properties, REIT                          1,600         66

 Consolidated-Tomoka Land                              800           46

 Cousins Properties, REIT                              1,850         48

 Crescent Real Estate Equities, REIT                   3,000         49

 CRT Properties, REIT                                  1,700         37

 Developers Diversified Realty, REIT                   3,100         123

 Duke Realty, REIT                                     3,800         113

 EastGroup Properties, REIT ss.                        1,000         38

 Equity Lifestyle Properties, REIT ss.                 1,000         35

 Equity Office Properties, REIT                        10,461        315

 Equity Residential, REIT                              7,400         238

 Federal Realty Investment Trust, REIT                 1,500         73

 Felcor Lodging Trust, REIT *                          3,748         47

 First Industrial Realty, REIT ss.                     1,300         49

 Forest City Enterprises, Class A                      1,100         70

 Friedman, Billings, Ramsey Group, REIT, Class A ss.   4,900         78

 General Growth Properties, REIT                       5,900         201

 Getty Realty, REIT                                    1,400         36

 Health Care Property Investors, REIT                  3,900         92

 Heritage Property Investment Trust, REIT              1,900         56

 Highwoods Properties, REIT                            1,500         40

 Home Properties of New York, REIT                     1,500         58

 Hospital Properties Trust, REIT                       2,000         81

 Host Marriott, REIT                                   8,200         136

 Innkeepers USA, REIT                                  3,100         40

 IStar Financial, REIT                                 3,017         124

 Kilroy Realty, REIT                                   1,300         53

 Kimco Realty, REIT                                    2,850         154

 Liberty Property Trust, REIT                          2,100         82

 Macerich Company, REIT                                1,600         85

 Mack-Cali Realty, REIT                                1,300         55

 Maguire Properties, REIT                              1,700         41

 MeriStar Hospitality, REIT *                          6,000         42

 Mid-America Apartment Communities, REIT               1,000         36

 Mills, REIT                                           1,800         95

 Mission West Properties, REIT ss.                     3,200         34

 Monmouth Real Estate Investment, REIT, Class A ss.    3,100         26

 Nationwide Health Properties, REIT ss.                2,500         51

 New Plan Excel Realty, REIT                           2,500         63

 NovaStar Financial, REIT ss.                          1,200         43

 One Liberty Properties, REIT ss.                      1,700         32

 Pan Pacific Retail Properties, REIT                   1,200         68

 Parkway Properties, REIT                              1,000         47

 Pennsylvania, REIT                                    1,630         66

 Plum Creek Timber, REIT                               4,944         177

 PMC Commercial Trust, REIT ss.                        1,591         24

 Post Properties, REIT                                 1,800         56

 ProLogis, REIT                                        4,576         170

 Public Storage, REIT                                  3,200         182

 Rayonier, REIT ss.                                    1,596         79

 Realty Income, REIT ss.                               2,600         59

 Reckson Associates Realty, REIT                       2,600         80

 Regency Centers, REIT                                 1,900         90

 Shurgard Storage Centers, REIT ss.                    1,800         74

 Simon Property Group, REIT                            5,681         344

 SL Green Realty, REIT ss.                             1,500         84

 St. Joe                                               1,700         114

 Strategic Hotel Capital, REIT ss.                     1,900         28

 Taubman Centers, REIT                                 2,200         61

 Thornburg Mortgage, REIT ss.                          2,500         70

 Trizec Properties, REIT                               4,700         89

 United Dominion Realty Trust, REIT                    4,000         83

 Vencor, REIT                                          3,200         80

 Vornado Realty Trust, REIT                            3,200         222

 Weingarten Realty Investors, REIT                     2,575         89

 Wellsford Real Properties *                           1,200         17

 WP Carey & Co ss.                                     900           27

                                                                     6,938

 Thrifts & Mortgage Finance  1.8%
 Alliance Bank                                         800           23

 Anchor Bancorp Wisconsin                              1,200         34

 Astoria Financial                                     2,925         74

 BankAtlantic, Class A                                 2,700         47

 Berkshire Hills Bancorp ss.                           700           24

 Brookline Bancorp ss.                                 2,693         40

 Capitol Federal Financial ss.                         1,900         66

 Commercial Capital Bancorp ss.                        2,800         57

 Commercial Federal                                    1,300         36

 Corus Bankshares                                      1,000         48

 Countrywide Credit                                    13,098        425

 Doral Financial                                       2,350         51

 Downey Financial                                      900           55

 Fannie Mae                                            22,300        1,214

 First Busey ss.                                       1,450         28

 First Niagra Financial                                3,405         45

 FirstFed Financial *                                  800           41

 Flushing Financial                                    1,350         25

 Freddie Mac                                           16,400        1,036

 Fremont General ss.                                   2,500         55

 Golden West Financial                                 7,600         460

 Horizon Financial                                     1,200         23

 Hudson City Bancorp ss.                               4,900         179

 Independence Community Bank                           2,854         111

 IndyMac Mortgage Holdings                             2,000         68

 MAF Bancorp                                           1,411         59

 MGIC Investment                                       2,400         148

 Net Bank ss.                                          3,921         33

 New York Community Bancorp ss.                        6,953         126

 Northwest Bancorp                                     1,800         39

 People's Bank ss.                                     2,650         108

 PMI Group                                             2,000         76

 Radian                                                2,100         100

 Sovereign Bancorp                                     8,183         181

 Triad Guaranty *                                      600           32

 Washington Federal                                    2,042         48

 Washington Mutual                                     21,006        830

 Webster Financial                                     2,203         100

                                                                     6,145

 Total Financials                                                    70,672

 HEALTH CARE  12.2%
 Biotechnology  1.8%
 Abgenix *ss.                                          2,900         20

 Affymetrix *ss.                                       1,400         60

 Albany Molecular Research *                           1,300         13

 Alexion Pharmaceutical *ss.                           700           15

 Alkermes *                                            3,900         41

 Amgen *                                               29,360        1,709

 Amylin Pharmaceuticals *ss.                           2,900         51

 Aphton *ss.                                           7,000         9

 Applera                                               4,600         91

 Arena Pharmaceuticals *                               2,500         13

 Ariad Pharmaceuticals *ss.                            5,200         29

 Array BioPharma *                                     2,100         15

 AVI BioPharma *ss.                                    1,200         3

 Avigen *ss.                                           2,000         6

 Biogen IDEC *                                         7,610         263

 BioMarin Pharmaceutical *ss.                          4,300         22

 Biopure *ss.                                          2,600         1

 Caliper Life Sciences *                               2,200         14

 Celera Genomics *                                     1,500         15

 Celgene *ss.                                          3,800         129

 Cell Genesys *ss.                                     1,300         6

 Cell Therapeutics *ss.                                3,900         14

 Cephalon *ss.                                         1,500         70

 Charles River Laboratories International *            2,068         97

 Chiron *                                              4,800         168

 Cubist Pharmaceuticals *ss.                           1,000         11

 CuraGen *ss.                                          1,900         8

 CV Therapeutics *ss.                                  1,600         33

 Cytrx *ss.                                            6,400         9

 Digene *ss.                                           1,500         31

 Discovery Partners *                                  3,900         12

 Diversa *ss.                                          2,400         12

 Encysive Pharmaceuticals *                            2,700         28

 Enzo Biochem ss.                                      770           11

 Enzon Pharmaceuticals *                               2,000         20

 Exelixis *                                            1,800         12

 Eyetech Pharmaceuticals *ss.                          900           25

 Gene Logic *ss.                                       1,500         5

 Genencor International *                              2,100         40

 Genentech *                                           24,400        1,381

 Genta *ss.                                            2,600         3

 Genzyme *                                             5,949         341

 Gilead Sciences *                                     9,880         354

 Human Genome Sciences *ss.                            2,900         27

 ICOS *ss.                                             2,000         45

 ImClone Systems *                                     2,307         80

 ImmunoGen *                                           4,700         25

 Immunomedics *ss.                                     6,100         15

 Incyte Genomics *ss.                                  4,700         32

 Interleukin Genetics *                                3,000         11

 InterMune *ss.                                        1,000         11

 Isis Pharmaceuticals *ss.                             2,000         8

 La Jolla Pharmaceutical *ss.                          2,300         2

 Lexicon Genetics *                                    1,400         7

 Ligand Pharmaceuticals, Class B *ss.                  2,800         16

 Luminex *ss.                                          2,800         21

 Martek Biosciences *ss.                               900           52

 Medarex *ss.                                          3,400         24

 MedImmune *                                           5,652         135

 Millennium Pharmaceuticals *                          6,585         55

 Myriad Genetics *ss.                                  1,100         20

 NeoPharm *ss.                                         405           3

 Neose Technologies *ss.                               2,700         7

 Neurocrine Biosciences *ss.                           800           30

 Novavax *ss.                                          2,300         3

 NPS Pharmaceuticals *ss.                              800           10

 ONYX Pharmaceuticals *ss.                             800           25

 OSI Pharmaceuticals *                                 1,005         42

 OSI Pharmaceuticals, Rights *                         90            0

 OXiGENE *                                             1,700         7

 Pharmacopeia Drug Discovery *                         3,900         20

 Progenics Pharmaceuticals *                           1,500         25

 Protein Design Labs *ss.                              2,100         34

 QLT *                                                 500           6

 Regeneron Pharmaceuticals *ss.                        2,300         12

 Sangamo BioSciences *                                 2,300         9

 Sequenom *ss.                                         2,300         2

 Serologicals *ss.                                     1,650         40

 Tanox *ss.                                            1,800         17

 Techne *                                              1,300         52

 Telik *                                               1,600         24

 Transkaryotic Therapies *ss.                          1,200         30

 Trimeris *ss.                                         600           7

 VaxGen *ss.                                           3,100         39

 Vertex Pharmaceuticals *                              1,948         18

 Vicuron Pharmaceuticals *                             1,200         19

 XOMA *ss.                                             3,300         3

                                                                     6,280

 Health Care Equipment & Supplies  2.3%
 Advanced Medical Optics *ss.                          1,344         49

 Align Technology *ss.                                 2,900         18

 American Medical Systems *                            2,400         41

 Analogic                                              800           35

 Anika Therapeutics *ss.                               1,500         19

 Arrow International                                   1,800         62

 ArthroCare *ss.                                       1,500         43

 Aspect Medical Systems *ss.                           1,200         26

 Bausch & Lomb                                         1,300         95

 Baxter International                                  13,700        466

 Beckman Coulter                                       1,200         80

 Becton, Dickinson                                     6,100         356

 Bio-Rad Laboratories, Class A *                       700           34

 Biomet                                                6,400         232

 Biosite Diagnostics *ss.                              700           36

 Bioveris *                                            2,300         12

 Boston Scientific *                                   19,100        559

 Bruker Biosciences *                                  6,100         21

 C R Bard                                              2,200         150

 Cantel Medical *ss.                                   1,500         43

 Cerus *ss.                                            900           3

 CTI Molecular Imaging *                               2,400         49

 Cytyc *                                               2,500         58

 Dentsply International                                1,700         92

 Diagnostic Products                                   600           29

 DJ Orthopedics *                                      500           13

 Edwards Lifesciences *                                1,560         67

 EPIX Pharmaceuticals *ss.                             1,400         10

 Exactech *                                            2,100         36

 Fisher Scientific *                                   2,564         146

 Gen-Probe *                                           1,800         80

 Guidant                                               6,900         510

 Haemonetics *                                         1,300         55

 Hillenbrand Industries                                1,400         78

 Hospira *                                             3,590         116

 ICU Medical *ss.                                      1,600         57

 IDEXX Laboratories *                                  800           43

 INAMED *                                              1,000         70

 Integra LifeSciences *ss.                             700           25

 Invacare                                              700           31

 Inverness Medical Innovations *ss.                    1,380         32

 Invitrogen *                                          1,200         83

 Kinetic Concepts *                                    1,800         107

 Laserscope *ss.                                       1,500         48

 Lifecore Biomedical *                                 2,300         41

 Matthews International, Class A                       1,300         43

 Medical Action Industries *                           1,900         36

 Medtronic                                             28,420        1,448

 Millipore *                                           1,500         65

 Molecular Devices *                                   1,300         25

 NMT Medical *ss.                                      2,800         23

 OraSure Technologies *ss.                             4,500         33

 Palomar Medical Technologies *ss.                     1,000         27

 PerkinElmer                                           2,635         54

 Regeneration Technologies *ss.                        3,500         36

 ResMed *                                              1,000         56

 Respironics *                                         1,000         58

 St. Jude Medical *                                    7,800         281

 Steris *                                              2,000         50

 Stryker                                               9,700         433

 SurModics *                                           1,200         38

 Sybron Dental Specialties *                           1,666         60

 Thermo Electron *                                     4,150         105

 Thoratec *ss.                                         3,000         37

 Valley Forge Scientific *                             9,200         13



 Varian *                                              700           27

 Varian Medical Systems *                              3,100         106

 Ventana Medical Systems *ss.                          1,400         52

 Viasys Healthcare *                                   1,457         28

 VISX *                                                2,300         54

 Vital Signs                                           800           32

 Waters Corporation *                                  2,800         100

 West Pharmaceutical Services                          1,400         33

 Zimmer Holdings *                                     5,560         433

 Zoll Medical *                                        400           9

                                                                     8,051

 Health Care Providers & Services  2.7%
 Accelrys *                                            1,000         6

 Advisory Board *                                      400           17

 Aetna                                                 7,200         540

 Allscripts Healthcare *ss.                            2,900         41

 AmerisourceBergen                                     2,566         147

 AMN Healthcare Services *ss.                          1,852         29

 AmSurg, Class A *                                     1,400         35

 Apria Healthcare *                                    1,500         48

 Beverly Enterprises *ss.                              4,400         54

 Bioanalytical Systems *                               1,100         11

 Bioscrip *ss.                                         5,500         33

 Cardinal Health                                       10,005        558

 Caremark RX *                                         11,250        447

 Cerner *ss.                                           800           42

 CIGNA                                                 3,200         286

 Community Health System *                             2,100         73

 CorVel *                                              1,050         22

 Covance *                                             2,200         105

 Coventry Health Care *                                2,576         175

 Cross Country Healthcare *                            1,000         17

 D&K Healthcare                                        100           1

 Davita *                                              2,499         105

 Dendrite International *                              1,300         18

 Eclipsys *                                            2,700         42

 Express Scripts *                                     1,800         157

 Gentiva Health Services *                             2,375         38

 HCA                                                   9,300         498

 Health Management                                     5,600         147

 Health Net *                                          2,600         85

 Healthtronics *                                       4,300         46

 Henry Schein *                                        2,000         72

 Hooper Holmes                                         6,200         24

 Humana *                                              4,500         144

 IDX Systems *                                         1,200         42

 IMS Health                                            6,300         154

 Laboratory Corporation of America *                   3,900         188

 LifePoint Hospitals *                                 1,431         63

 Lincare Holdings *                                    2,300         102

 Manor Care                                            2,400         87

 McKesson                                              7,251         274

 Medco *                                               6,346         315

 National Data                                         1,400         22

 OCA *ss.                                              2,100         9

 Omnicare                                              2,300         82

 Omnicell *ss.                                         1,600         12

 PacifiCare Health Systems *                           2,400         137

 Patterson Companies *ss.                              3,200         160

 PDI *                                                 1,500         31

 Pharmaceutical Product Development *ss.               1,800         87

 Priority Healthcare, Class B *                        1,300         28

 Province Healthcare *                                 2,800         67

 PSS World Medical *                                   3,000         34

 Psychemedics                                          2,375         32

 Q-Med *ss.                                            1,800         20

 Quest Diagnostics                                     2,600         273

 Renal Care Group *                                    2,100         80

 Rural/Metro *ss.                                      6,200         33

 Service Corp. International *                         9,400         70

 Sierra Health Services *ss.                           1,200         77

 Specialty Laboratories *ss.                           3,700         35

 Stewart Enterprises, Class A *                        7,000         43

 Sunrise Senior Living *ss.                            900           44

 Tenet Healthcare *                                    11,650        134

 Triad Hospitals *                                     2,431         122

 United American Healthcare *                          3,200         18

 UnitedHealth Group                                    15,746        1,502

 Universal Health Services                             1,200         63

 WebMD *ss.                                            7,610         65

 WellChoice *                                          2,100         112

 WellPoint *                                           7,231         906

                                                                     9,586

 Pharmaceuticals  5.4%
 Abbott Laboratories,                                  36,200        1,688

 Able Laboratories *ss.                                700           16

 Adolor *ss.                                           2,000         20

 Allergan                                              3,100         215

 Alpharma, Class A                                     1,000         12

 Andrx *ss.                                            1,500         34

 Antigenics *ss.                                       1,600         11

 Atherogenics *ss.                                     800           10

 Barr Pharmaceuticals *                                2,201         107

 Bristol Myers Squibb                                  45,100        1,148

 Eli Lilly                                             26,300        1,370

 Emisphere Technologies *                              1,000         4

 Endo Pharmaceutical *                                 3,600         81

 Eon Labs *ss.                                         2,100         64

 First Horizon Pharmaceutical *ss.                     1,200         20

 Forest Laboratories *                                 8,600         318

 Inspire Pharmaceuticals *ss.                          1,500         12

 IVAX *                                                5,437         107

 Johnson & Johnson                                     69,175        4,646

 K-V Pharmaceutical, Class A *                         1,400         32

 King Pharmaceuticals *                                5,289         44

 Kos Pharmaceuticals *                                 1,000         42

 Medicines Company *ss.                                1,800         41

 Medicis Pharmaceutical, Class A                       1,600         48

 Merck                                                 51,594        1,670

 MGI Pharma *                                          1,600         40

 Mylan Laboratories ss.                                6,175         109

 Nektar Therapeutics *                                 2,000         28

 Noven Pharmaceuticals *                               2,100         36

 Orphan Medical *ss.                                   1,400         13

 Par Pharmaceutical *ss.                               800           27

 Perrigo                                               1,700         33

 Pfizer                                                175,505       4,611

 Schering-Plough                                       35,200        639

 Sepracor *                                            2,400         138

 Theravance *ss.                                       1,200         22

 Valeant Pharmaceuticals                               1,900         43

 Watson Pharmaceuticals *                              2,400         74

 Wyeth                                                 30,800        1,299

                                                                     18,872

 Total Health Care                                                   42,789

 INDUSTRIALS & BUSINESS SERVICES  10.7%
 Aerospace & Defense  1.8%
 Alliant Techsystems *                                 1,225         88

 Aviall *                                              1,600         45

 BE Aerospace *                                        4,800         58

 Boeing                                                18,800        1,099

 Curtiss-Wright ss.                                    1,000         57

 DRS Technologies *ss.                                 1,000         43

 Engineered Support System                             1,050         56

 Esterline Technologies *                              1,000         35

 GenCorp ss.                                           2,200         44

 General Dynamics                                      4,500         482

 Goodrich                                              2,740         105

 Herley Industries *ss.                                1,900         33

 Hexcel *                                              2,400         37

 Honeywell International                               19,925        741

 L-3 Communication                                     2,400         170

 Ladish Company *                                      2,300         27

 Lockheed Martin                                       10,700        653

 Mercury Computer Systems *                            1,600         44

 MTC Technologies *ss.                                 400           13

 Northrop Grumman                                      8,302         448

 Pemco Aviation Group *ss.                             1,500         40

 Precision Castparts                                   1,784         137

 Raytheon                                              10,400        402

 Rockwell Collins                                      3,900         186

 Teledyne Technologies *                               1,700         53

 United Industrial ss.                                 1,700         50

 United Technologies                                   11,902        1,210

                                                                     6,356

 Air Freight & Logistics  0.9%
 C.H. Robinson Worldwide                               2,600         134

 EGL *ss.                                              1,550         35

 Expeditors International of Washington                2,700         145

 Fedex                                                 7,300         686

 Forward Air                                           1,100         47

 Ryder System                                          1,600         67

 UPS, Class B                                          26,100        1,898

                                                                     3,012

 Airlines  0.1%
 AirTran *ss.                                          2,900         26

 Alaska Air Group *ss.                                 800           24

 AMR *ss.                                              4,300         46

 Continental Airlines, Class B *ss.                    1,400         17

 Delta *ss.                                            3,400         14

 FLYi *ss.                                             2,900         4

 JetBlue Airways *ss.                                  2,175         41

 Northwest Airlines *ss.                               4,200         28

 SkyWest                                               2,800         52

 Southwest Airlines                                    18,437        262

                                                                     514

 Building Products  0.3%
 AAON *                                                1,650         27

 American Standard                                     5,500         256

 Ameron International                                  600           22

 ElkCorp                                               500           19

 Jacuzzi Brands *ss.                                   3,300         32

 Lennox International ss.                              2,200         48

 Masco                                                 10,300        357

 Universal Forest Products ss.                         1,200         47

 Water Pik Technologies *                              2,405         47

 York International                                    1,000         39

                                                                     894

 Commercial Services & Supplies  1.5%
 Adesa                                                 1,900         44

 Administaff ss.                                       2,300         34

 Allied Waste Industries *                             7,260         53

 Apollo Group, Class A *                               4,025         298

 ARAMARK, Class B                                      2,700         71

 Avery Dennison                                        3,000         186

 Banta                                                 1,100         47

 Brady, Class A                                        1,800         58

 Bright Horizons Family Solutions *                    1,600         54

 Brinks Company                                        1,600         55

 Career Education *                                    2,600         89

 Cendant                                               23,754        488

 Central Parking ss.                                   2,100         36

 ChoicePoint *                                         2,066         83

 Cintas                                                4,000         165

 Consolidated Graphics *                               1,300         68

 Copart *                                              3,350         79

 Corinthian Colleges *                                 2,000         31

 Corporate Executive Board                             1,100         70

 Corrections Corp of America *                         923           36

 CoStar Group *                                        700           26

 Deluxe                                                1,500         60

 Devry *                                               1,700         32

 DiamondCluster International *                        2,300         37

 Dun & Bradstreet *                                    1,600         98

 Education Management *                                1,900         53

 Equifax                                               3,500         107

 Food Technology Service *                             8,300         10

 G & K Services, Class A                               400           16

 GEO *                                                 1,000         29

 H&R Block                                             3,900         197

 Herman Miller                                         1,600         48

 HNI Corporation                                       1,300         58

 Hudson Highland Group *ss.                            1,614         28

 ICT Group *ss.                                        1,500         17

 Ikon Office Solutions                                 3,200         32

 Imagistics International *                            1,012         35

 ITT Educational Services *                            1,600         78

 John H. Harland ss.                                   900           31

 Korn/Ferry *ss.                                       1,300         25

 Labor Ready *ss.                                      3,000         56

 Laureate *                                            1,268         54

 Learning Tree International *ss.                      2,100         30

 Manpower                                              1,700         74

 McGrath RentCorp                                      600           14

 NCO Group *                                           1,600         31

 PHH *                                                 1,187         26

 Pitney Bowes                                          5,300         239

 PRG-Schultz International *ss.                        4,700         24

 R.R. Donnelley                                        4,600         146

 RemedyTemp, Class A *                                 1,300         13

 Republic Services                                     3,400         114

 Robert Half International                             4,400         119

 Rollins                                               1,500         28

 School Specialty *                                    1,000         39

 ServiceMaster                                         6,700         90

 SITEL *                                               7,400         15

 Sotheby's, Class A *                                  3,000         51

 SOURCECORP *ss.                                       1,900         38

 Spherion *                                            3,200         24

 Stericycle *                                          700           31

 Strayer Education                                     300           34

 Team *                                                2,500         50

 TeleTech Holdings *                                   3,500         45

 Tetra Tech *ss.                                       2,325         29

 TRM Copy Centers *ss.                                 1,400         28

 United Stationers *                                   700           32

 Viad                                                  700           19

 Waste Connections *                                   2,000         70

 Waste Management                                      13,460        388

 West Corporation *                                    1,900         61

 Westaff *                                             6,400         21

                                                                     5,095

 Construction & Engineering  0.2%
 Dycom Industries *                                    1,300         30

 EMCOR Group *                                         800           38

 Fluor ss.                                             1,900         105

 Granite Construction                                  1,750         46

 Insituform Technologies *                             1,600         23

 Integrated Electrical Services *ss.                   9,200         25

 Jacobs Engineering Group *                            1,700         88

 Mastec *ss.                                           4,850         40

 McDermott International *                             3,100         59

 Quanta Services *ss.                                  3,550         27

 Shaw Group *ss.                                       2,800         61

                                                                     542

 Electrical Equipment  0.5%
 Acuity Brands ss.                                     1,200         32

 American Power Conversion                             4,600         120

 American Superconductor *ss.                          1,400         14

 AMETEK                                                1,900         76

 Artesyn Technologies *ss.                             1,600         14

 AZZ *                                                 1,100         20

 Baldor Electric ss.                                   800           21

 C&D Technologies                                      1,800         18

 Channell Commercial *                                 1,200         9

 Cooper Industries, Class A                            2,300         165

 Emerson Electric                                      9,800         636

 Energy Conversion Devices *ss.                        900           20

 Fuelcell Energy *ss.                                  1,400         14

 General Cable *ss.                                    2,500         30

 Genlyte Group *                                       600           54

 GrafTech International *ss.                           3,900         22

 Hubbell, Class B                                      1,200         61

 LSI Industries                                        1,712         19

 Plug Power *ss.                                       4,500         30

 Power-One *                                           2,700         13

 Regal-Beloit ss.                                      1,100         32

 Rockwell Automation                                   4,300         244

 Technology Research ss.                               700           4

 Thomas & Betts *                                      2,000         65

 Ultralife Batteries *ss.                              1,200         21

 Unique Mobility *ss.                                  4,400         17

 Vicor                                                 600           6

 Woodward Governor                                     400           29

                                                                     1,806

 Industrial Conglomerates  3.2%
 3M                                                    18,300        1,568

 Alleghany                                             204           56

 Carlisle Companies                                    1,000         70

 GE                                                    246,306       8,882

 Roper Industries                                      900           59

 Teleflex ss.                                          900           46

 Textron                                               3,000         224

 Tredegar                                              1,100         19

 Walter Industries ss.                                 2,700         115

                                                                     11,039

 Machinery  1.5%
 3-D Systems *ss.                                      1,200         23

 Actuant, Class A *ss.                                 1,540         69

 AGCO *                                                3,200         58

 Ampco Pittsburgh                                      2,400         33

 Briggs & Stratton                                     1,000         36

 Cascade                                               1,400         49

 Caterpillar                                           7,900         722

 Crane                                                 1,400         40

 Cummins Engine                                        1,200         84

 Danaher                                               7,100         379

 Deere                                                 5,800         389

 Donaldson                                             2,600         84

 Dover                                                 4,400         166

 Eaton                                                 3,200         209

 EnPro Industries *                                    1,268         35

 ESCO Electronics *                                    600           48

 Flowserve *                                           2,000         52

 Graco                                                 2,487         100

 Harsco                                                1,200         72

 Illinois Tool Works                                   7,250         649

 Ingersoll-Rand, Class A                               4,100         327

 ITT Industries                                        2,100         190

 JLG Industries                                        1,000         22

 Kennametal                                            1,100         52

 Lincoln Electric Holdings ss.                         1,400         42

 Manitowoc                                             1,300         53

 NACCO Industries ss.                                  500           51

 Navistar *                                            1,700         62

 Nordson                                               1,000         37

 Oshkosh Truck                                         800           66

 PACCAR                                                4,350         315

 Pall                                                  3,500         95

 Parker Hannifin                                       3,119         190

 Pentair                                               2,200         86

 Robbins & Myers ss.                                   1,800         40

 SPX                                                   1,604         69

 Stewart & Stevenson                                   1,500         34

 Tecumseh Products, Class A                            600           24

 Terex *                                               1,800         78

 Thomas Industries                                     700           28

 Timken                                                2,200         60

 Toro                                                  500           44

 Trinity Industries ss.                                1,300         37

 Turbochef Technologies *ss.                           1,100         16

 Valmont Industries                                    1,200         27

 Wabtec                                                1,525         31

 Watts Industries, Class A                             800           26

 Wolverine Tube *ss.                                   2,800         25

                                                                     5,424

 Marine  0.1%
 Alexander & Baldwin                                   1,400         58

 International Shipholding *                           1,900         29

 Kirby Corporation *                                   1,200         50

 Overseas Shipholding Group                            1,300         82

                                                                     219

 Road & Rail  0.5%
 Burlington Northern Santa Fe                          8,200         442

 CNF                                                   1,500         70

 CSX                                                   4,500         188

 Dollar Thrifty Auto Group *                           1,000         33

 Florida East Coast Industries ss.                     800           34

 J.B. Hunt Transport Services                          2,500         109

 Kansas City Southern Industries *ss.                  2,600         50

 Knight Transportation                                 2,100         52

 Norfolk Southern                                      9,700         359

 Swift Transportation *                                2,370         53

 U.S. Xpress Enterprises *                             1,000         16

 Union Pacific                                         6,000         418

 USA Truck *                                           2,400         55

 Werner Enterprises                                    2,575         50

                                                                     1,929

 Trading Companies & Distributors  0.1%
 Applied Industrial Technologies                       1,650         45

 Fastenal                                              1,600         89

 GATX                                                  1,700         56

 Huttig Building Products *                            4,044         44

 Interline Brands *                                    800           15

 UAP Holding *                                         2,400         39


 United Rentals *ss.                                   2,200         44

 W. W. Grainger                                        2,100         131

                                                                     463

 Total Industrials & Business Services                               37,293

 INFORMATION TECHNOLOGY  14.7%
 Communications Equipment  2.2%
 3 Com *                                               8,300         30

 ADC Telecommunications *ss.                           16,252        32

 ADTRAN                                                1,700         30

 Anaren *ss.                                           1,600         19

 Andrew *                                              3,600         42

 Avaya *                                               11,457        134

 Avocent *                                             1,136         29

 Bel Fuse, Class A                                     600           15

 Belden CDT                                            1,700         38

 Black Box                                             500           19

 C-Cor.net *ss.                                        2,100         13

 Carrier Access *ss.                                   1,000         6

 Centillium Communications *ss.                        2,700         7

 CIENA *                                               10,247        18

 Cisco Systems *                                       157,068       2,810

 Cognitronics *                                        3,800         15

 Commscope *ss.                                        1,300         19

 Computer Network Technology *ss.                      4,800         22

 Comverse Technology *                                 5,000         126

 Corning *                                             32,210        359

 Digital Lightwave *ss.                                22,300        18

 ditech Communications *ss.                            2,000         25

 EMS Technologies *ss.                                 900           12

 Extreme Networks *                                    5,700         34

 F5 Networks *                                         1,000         50

 Finisar *ss.                                          13,400        17

 Foundry Networks *                                    3,500         35

 Harmonic *ss.                                         3,359         32

 Harris                                                3,400         111

 Inter-Tel                                             1,100         27

 InterDigital Communication *                          2,300         35

 IXIA *                                                2,100         37

 JDS Uniphase *                                        30,758        51

 Juniper Networks *                                    12,350        272

 Lucent Technologies *ss.                              102,185       281

 Motorola                                              54,540        816

 MRV Communications *ss.                               7,560         24

 Optical Cable, Warrants, 10/24/07 **                  168           0

 Packeteer *                                           1,800         28

 Paradyne Networks *ss.                                4,900         10

 Plantronics                                           1,200         46

 Polycom *                                             2,700         46

 Powerwave Technologies *ss.                           2,700         21

 QUALCOMM                                              37,900        1,389

 REMEC *ss.                                            2,200         12

 Safenet *                                             411           12

 Scientific-Atlanta                                    3,600         102

 SeaChange International *ss.                          1,500         19

 Sonus Networks *ss.                                   9,200         39

 Stratex Networks *ss.                                 4,500         8

 Sycamore Networks *                                   5,900         21

 Tekelec *                                             1,600         26

 Tellabs *                                             10,157        74

 Terayon Communication Systems *ss.                    9,900         31

 Tollgrade Communications *                            2,100         14

                                                                     7,558

 Computers & Peripherals  3.1%
 Adaptec *                                             2,300         11

 Advanced Digital Info *ss.                            1,600         13

 Apple Computer *                                      17,400        725

 Avid Technology *                                     700           38

 Brocade Communications Systems *                      4,860         29

 Concurrent Computer *ss.                              6,200         13

 Dell *                                                58,700        2,255

 Diebold                                               1,600         88

 Dot Hill *ss.                                         4,100         24

 Electronics for Imaging *                             1,300         23

 EMC *                                                 56,276        693

 Emulex *                                              1,600         30

 Gateway *ss.                                          9,100         37

 Hewlett-Packard                                       70,918        1,556

 IBM                                                   40,090        3,663

 Imation                                               800           28

 InFocus *                                             1,800         10

 Intergraph *ss.                                       900           26

 Iomega *                                              5,300         23

 LaserCard *ss.                                        1,900         9

 Lexmark International *                               3,000         240

 Maxtor *                                              9,104         48

 McDATA, Class A *ss.                                  6,725         25

 NCR *                                                 4,600         155

 Network Appliance *                                   8,300         230

 Presstek *ss.                                         3,500         27

 QLogic *                                              2,111         86

 Quantum DLT & Storage Systems Group *ss.              9,600         28

 Rimage *                                              2,200         44

 Sandisk *                                             4,300         120

 Seagate Technology *                                  10,600        207

 Socket Communications *ss.                            14,700        22

 Storage Technology *                                  3,100         95

 Sun Microsystems *                                    75,300        304

 UNOVA *ss.                                            2,400         50

 Western Digital *                                     4,600         59

                                                                     11,034

 Electronic Equipment & Instruments  0.6%
 Aeroflex *                                            3,900         36

 Agilent Technologies *                                11,187        248

 Amphenol, Class A                                     1,800         67

 Anixter International *                               900           33

 Arrow Electronics *                                   2,600         66

 Avnet *                                               2,748         51

 AVX                                                   4,100         50

 Benchmark Electronics *                               850           27

 Brightpoint *                                         800           15

 CDW                                                   2,100         119

 Coherent *                                            1,500         51

 CTS                                                   800           10

 Daktronics *                                          1,300         28

 Digital Theater Systems *ss.                          1,200         22

 Dionex *                                              700           38

 Dolby Laboratories, Class A *                         5,200         122

 Echelon *ss.                                          800           5

 Electro Scientific Industries *ss.                    1,300         25

 Ingram Micro, Class A *                               3,000         50

 Jabil Circuit *                                       4,300         123

 KEMET *ss.                                            4,200         33

 Landauer                                              500           24

 Lexar Media *ss.                                      2,500         12

 Littelfuse *                                          500           14

 Maxwell Technologies *ss.                             2,100         19

 Merix *ss.                                            600           7

 Molex                                                 4,350         115

 Napco Security Systems ss.                            240           3

 National Instruments                                  1,900         51

 Newport *                                             1,100         16

 Nu Horizons Electronics *ss.                          2,050         15

 OYO Geospace *                                        1,000         20

 Park Electrochemical                                  1,600         32

 PC Connection *ss.                                    2,450         14

 Plexus *                                              2,300         27

 Research Frontiers *ss.                               1,700         9

 Sanmina-SCI *                                         11,412        60

 Sirenza Microdevices *                                5,900         19

 Solectron *                                           21,240        74

 Somera Communications *ss.                            9,700         15

 Symbol Technologies                                   4,700         68

 Tech Data *                                           1,300         48

 Technitrol *                                          1,500         22

 Tektronix                                             2,500         61

 Trimble Navigation *                                  1,500         51

 TTM Technologies *ss.                                 2,900         30

 Vishay Intertechnology *                              4,268         53

 X-Rite                                                2,000         30

 Zomax *                                               7,100         21

 Zygo *ss.                                             1,900         25

                                                                     2,174

 Internet Software & Services  1.0%
 Akamai Technologies *ss.                              2,900         37

 aQuantive *ss.                                        1,400         16

 Ariba *                                               2,238         17

 Ask Jeeves *ss.                                       2,100         59

 CNET Networks *ss.                                    5,675         54

 Digital Insight *                                     800           13

 Digitas *                                             5,609         57

 DoubleClick *ss.                                      5,630         43

 Earthlink *                                           4,930         44

 eCollege.com *ss.                                     1,100         14

 Entrust Technologies *ss.                             6,400         24

 Google, Class A *                                     6,300         1,137

 IAC/InterActiveCorp *                                 16,242        362

 Interwoven *                                          2,589         20

 Kana Software *ss.                                    3,000         5

 MatrixOne *                                           6,800         33

 Monster Worldwide *                                   2,500         70

 NetRatings *                                          1,900         29

 RealNetworks *ss.                                     4,600         27

 Register.com *                                        4,196         25

 Retek *                                               5,372         60

 S1 *                                                  3,500         24

 SeeBeyond Technology *ss.                             9,000         29

 Sonicwall *ss.                                        3,200         16

 The Knot *ss.                                         2,800         20

 Tumbleweed Communications *ss.                        4,800         13

 United Online *                                       1,350         14

 VeriSign *                                            6,040         173

 Webex Communications *ss.                             1,100         24

 webMethods *                                          4,510         25

 Websense *                                            900           48

 Yahoo! *                                              32,132        1,089

                                                                     3,621

 IT Services  1.3%
 Acxiom                                                2,000         42

 Affiliated Computer Services, Class A *               2,900         154

 Alliance Data Systems *                               1,400         56

 Analysts International *                              5,700         21

 AnswerThink *ss.                                      2,220         9

 Automatic Data Processing                             13,700        616

 BearingPoint *                                        4,800         42

 BISYS Group *                                         2,600         41

 CACI International, Class A *                         700           39

 Ceridian *                                            3,100         53

 Certegy                                               1,900         66

 Checkfree *                                           2,600         106

 CIBER *                                               1,500         11

 Cognizant Technology Solutions *                      3,900         180

 Computer Sciences *                                   4,500         206

 Convergys *                                           3,100         46

 CSG Systems International *                           1,900         31

 DST Systems *                                         2,400         111

 EFunds *                                              1,706         38

 Electronic Clearing House *ss.                        1,900         16

 Electronic Data Systems                               11,400        236

 First Data                                            20,651        812

 Fiserv *                                              4,375         174

 Forrester Research *                                  1,200         17

 Global Payments ss.                                   1,080         70

 Hewitt Associates, Class A *ss.                       2,680         71

 Igate Capital *                                       5,700         21

 Indus International *ss.                              2,700         7

 Inforte *                                             700           4

 Intelligroup *ss.                                     200           0

 Intrado *ss.                                          700           9

 Iron Mountain *                                       2,975         86

 Keane *ss.                                            1,456         19

 Lightbridge *ss.                                      1,678         10

 Management Network Group *ss.                         4,400         10

 Maximus                                               900           30

 Medquist *                                            600           8

 MPS Group *                                           3,200         34

 Paychex                                               8,587         282

 Pegasus Solutions *                                   550           6

 Perot Systems, Class A *                              2,500         34

 RightNow Technologies *ss.                            700           8

 Sabre Holdings                                        3,200         70

 Safeguard Scientifics *ss.                            4,100         6

 Sapient *ss.                                          6,000         44

 Startek ss.                                           1,000         17

 SunGard Data Systems *                                6,100         210

 Sykes Enterprises *ss.                                1,100         7

 Syntel ss.                                            1,400         25

 Titan *                                               2,200         40

 Total System Services ss.                             4,600         115

 Unisys *                                              7,500         53

                                                                     4,419

 Office Electronics  0.1%
 Xerox *                                               19,700        299

 Zebra Technologies *                                  1,650         78

                                                                     377

 Semiconductor & Semiconductor Equipment  2.8%
 Actel *                                               800           12

 Advanced Energy Industries *ss.                       3,400         33

 Advanced Micro Devices *                              8,200         132

 Agere Systems, Class A *                              35,789        51

 Altera *                                              8,800         174

 AMIS Holdings *                                       1,900         21

 Amkor Technology *ss.                                 8,200         32

 ANADIGICS *ss.                                        2,100         3

 Analog Devices                                        8,300         300

 Applied Materials *                                   38,478        625

 Applied Micro Circuits *                              9,842         32

 Atheros Communications *ss.                           2,400         25

 Atmel *                                               10,600        31

 ATMI *ss.                                             1,000         25

 Axcelis Technologies *                                2,114         15

 Broadcom, Class A *                                   7,400         221

 Brooks-Pri Automation *                               1,000         15

 Cabot Microelectronics *ss.                           964           30

 CEVA *ss.                                             2,266         17

 Cirrus Logic *                                        2,700         12

 Cognex                                                1,300         32

 Cohu                                                  1,900         30

 Conexant Systems *                                    10,416        16

 Credence Systems *ss.                                 1,300         10

 Cymer *ss.                                            800           21

 Cypress Semiconductor *ss.                            2,800         35

 Diodes *ss.                                           1,450         39

 DSP Group *                                           900           23

 DuPont Photomasks *ss.                                1,400         37

 Entegris *ss.                                         2,700         27

 ESS Technology *ss.                                   2,100         11

 Fairchild Semiconductor, Class A *                    2,600         40

 FEI *ss.                                              1,300         30

 Freescale Semiconductor, Class B *                    6,066         105

 Helix Technology ss.                                  1,400         22

 Integrated Circuit Systems *                          1,500         29

 Integrated Device Technology *                        2,300         28

 Integrated Silicon Solution *ss.                      3,600         24

 Intel                                                 149,890       3,482

 International Rectifier *                             1,500         68

 Intersil Holding, Class A                             2,796         48

 KLA-Tencor *                                          4,600         212

 Kopin *                                               6,500         20

 Kulicke & Soffa *ss.                                  2,800         18

 Lam Research *                                        3,700         107

 Lattice Semiconductor *                               5,600         30

 Linear Technology                                     7,200         276

 LSI Logic *ss.                                        8,306         46

 LTX *ss.                                              1,100         5

 Mattson Technology *                                  4,100         33

 Maxim Integrated Products                             7,721         316

 Micrel *                                              2,800         26

 Microchip Technology                                  4,464         116

 Micron Technology *                                   14,300        148

 Microsemi *                                           2,100         34

 MIPS Technologies *ss.                                2,400         28

 MKS Instruments *                                     1,113         18

 Monolithic System Technology *ss.                     1,400         8

 Mykrolis *ss.                                         2,441         35

 Nanometrics *ss.                                      1,500         18

 National Semiconductor                                9,100         188

 Novellus Systems *                                    3,600         96

 NVIDIA *                                              3,700         88

 Omnivision Technologies *ss.                          2,000         30

 ON Semiconductor *                                    5,600         22

 Pericom Semiconductor *                               900           8

 Pixelworks *                                          3,000         24

 Power Integrations *ss.                               700           15

 QuickLogic *ss.                                       6,700         23

 Rambus *ss.                                           2,100         32

 RF Micro Devices *                                    5,300         28

 Rudolph Technologies *                                1,600         24

 Semitool *ss.                                         3,300         34

 Semtech *                                             1,600         29

 Silicon Laboratories *                                1,700         50

 Silicon Storage Technology *                          2,400         9

 Siliconix *                                           700           25

 Sipex *ss.                                            1,600         4

 Skyworks Solutions *                                  3,479         22

 STATS ChipPAC ADR *                                   2,271         15

 Teradyne *                                            4,200         61

 Texas Instruments                                     40,200        1,025

 Three-Five Systems *                                  500           0

 Transmeta *ss.                                        22,200        21

 TriQuint Semiconductor *ss.                           3,890         13

 Varian Semiconductor Equipment *                      1,000         38

 Veeco *ss.                                            1,000         15

 Virage Logic *ss.                                     1,800         20

 Vitesse Semiconductor *ss.                            6,300         17

 Xilinx                                                8,700         254

 Zoran *ss.                                            1,614         17

                                                                     9,704

 Software  3.6%
 Activision *                                          4,166         62

 Adobe Systems,                                        5,500         369

 Advent Software *                                     1,300         24

 Agile Software *                                      1,300         9

 Altiris *ss.                                          600           14

 Ansoft *                                              2,600         70

 Ansys *                                               2,000         68

 Ascential Software *                                  1,875         35

 Aspen Technology *ss.                                 700           4

 Atari *ss.                                            2,700         9

 Autodesk                                              5,300         158

 BEA Systems *                                         8,400         67

 BMC Software *                                        5,000         75

 Borland Software *                                    3,700         30

 Cadence Design Systems *                              6,400         96

 Citrix Systems *                                      3,600         86

 Computer Associates                                   13,431        364

 Compuware *                                           8,400         60

 Concord Communications *                              1,500         15

 E.piphany *                                           7,225         26

 Electronic Arts *                                     6,900         357

 Embarcadero *                                         900           6

 EPlus *                                               1,800         21

 Evans & Sutherland Computer *ss.                      2,200         12

 FactSet Research Systems ss.                          1,050         35

 Fair Isaac                                            2,072         71

 FileNet *                                             1,400         32

 Hyperion Solutions *                                  870           38

 Informatica *                                         5,200         43

 Internet Security Systems *ss.                        2,500         46

 Intuit *                                              4,400         193

 Jack Henry & Associates                               2,400         43

 JDA Software Group *ss.                               2,700         38

 Kronos *                                              1,000         51

 Macromedia *                                          1,580         53

 Macrovision *                                         1,200         27

 Magma Design Automation *ss.                          700           8

 Manhattan Associates *ss.                             1,500         31

 Manugistics Group *ss.                                8,800         15

 MapInfo *                                             1,600         19

 McAfee *                                              3,337         75

 Mentor Graphics *ss.                                  4,000         55

 Mercury Interactive *                                 2,100         100

 Micromuse *                                           2,600         12

 Microsoft                                             252,150       6,094

 Midway Games *ss.                                     2,839         29

 Moldflow *                                            1,300         21

 Motive *                                              600           6

 Napster *ss.                                          6,313         41

 NAVTEQ *                                              1,800         78

 NetIQ *                                               2,868         33

 NetScout Systems *                                    2,200         10

 Novell *ss.                                           8,734         52

 Nuance Communications *                               1,200         4

 ONYX Software *                                       4,450         12

 Open Solutions *                                      400           8

 OPNET Technologies *ss.                               2,200         18

 Oracle *                                              120,500       1,504

 Parametric Technology *                               5,500         31

 Progress Software *                                   2,000         52

 Quality Systems ss.                                   1,600         68

 Quest Software *                                      2,900         40

 Red Hat *ss.                                          8,600         94

 Renaissance Learning ss.                              800           14

 Reynolds & Reynolds, Class A                          1,400         38

 RSA Security *                                        2,600         41

 Salesforce.com *                                      6,900         103

 Secure Computing *                                    3,600         31

 SERENA Software *ss.                                  1,700         40

 Siebel Systems *                                      11,800        108

 Sybase *                                              2,210         41

 Symantec *                                            15,400        329

 Synopsys *                                            3,270         59

 THQ *ss.                                              1,250         35

 TIBCO Software *                                      4,700         35

 Ulticom *ss.                                          1,100         12

 Vastera *ss.                                          10,000        29

 VERITAS Software *                                    9,575         222

 Verity *                                              2,100         20

 Viewpoint Corporation *ss.                            7,600         21

 WatchGuard Technologies *                             6,300         20

 Wind River Systems *                                  2,772         42

 Witness Systems *                                     1,600         28

                                                                     12,485

 Total Information Technology                                        51,372

 MATERIALS  3.5%
 Chemicals  1.8%
 A. Schulman ss.                                       600           10

 Air Products and Chemicals                            5,300         335

 Airgas                                                1,600         38

 American Pacific *ss.                                 100           1

 Arch Chemicals ss.                                    600           17

 Cabot                                                 1,100         37

 Calgon Carbon                                         3,000         26

 Crompton ss.                                          5,700         83

 Cytec Industries                                      900           49

 Dow Chemical                                          21,699        1,082

 DuPont                                                23,209        1,189

 Eastman Chemical                                      2,300         136

 Ecolab                                                5,900         195

 Engelhard                                             3,200         96

 Ferro                                                 1,900         36

 FMC *                                                 1,500         80

 Georgia Gulf                                          1,400         64

 Great Lakes Chemical                                  1,100         35

 H.B. Fuller                                           1,100         32

 Hawkins Chemical ss.                                  1,600         19

 Hercules *                                            4,400         64

 Huntsman *                                            5,100         119

 International Flavors & Fragrances                    2,100         83

 Kronos Worldwide ss.                                  1,868         79

 Lubrizol                                              1,400         57

 Lyondell Chemical                                     6,135         171

 MacDermid                                             1,200         39

 Minerals Technologies                                 500           33

 Monsanto                                              6,180         399

 Mosaic *                                              10,500        179

 NL Industries                                         2,300         53

 OMNOVA Solutions *                                    3,500         19

 PPG Industries                                        4,100         293

 Praxair                                               7,700         369

 Rohm & Haas                                           5,300         254

 RPM                                                   2,300         42

 Scotts Miracle Gro, Class A *                         700           49

 Sensient Technologies                                 1,000         22

 Sigma Aldrich                                         1,500         92

 Spartech                                              900           18

 Symyx Technologies *ss.                               700           15

 Terra Nitrogen *                                      2,600         65

 Valhi ss.                                             3,100         61

 Valspar ss.                                           1,200         56

 W. R. Grace *ss.                                      1,500         13

                                                                     6,204

 Construction Materials  0.1%
 Eagle Materials ss.                                   766           62

 Headwaters *ss.                                       1,200         39

 Lafarge                                               1,800         105

 Martin Marietta Materials                             1,300         73

 Vulcan Materials                                      2,400         137

                                                                     416

 Containers & Packaging  0.3%
 Aptargroup                                            900           47

 Ball                                                  3,000         124

 Bemis                                                 2,400         75

 Caraustar *                                           2,600         33

 Chesapeake Corp.                                      1,700         36

 Crown Cork & Seal *                                   5,500         85

 Longview Fibre                                        1,400         26

 Myers Industries                                      3,560         50

 Owens-Illinois *                                      3,300         83

 Packaging Corp. of America                            2,000         49

 Pactiv *                                              4,000         93

 Rock-Tenn, Class A                                    2,300         31

 Sealed Air *                                          1,900         99

 Smurfit-Stone Container *                             5,690         88

 Sonoco Products                                       1,900         55

 Temple-Inland                                         1,200         87

                                                                     1,061

 Metals & Mining  0.9%
 AK Steel *ss.                                         3,600         40

 Alcoa                                                 20,920        636

 Allegheny Technologies                                3,250         78

 Alliance Resource Partners *                          600           39

 Arch Coal ss.                                         1,446         62

 Carpenter Technology                                  1,200         71

 Coeur d'Alene Mines *ss.                              7,900         29

 Commercial Metals ss.                                 3,000         102

 CONSOL Energy                                         3,000         141

 Freeport McMoRan Copper Gold, Class B ss.             4,300         170

 Hecla Mining *ss.                                     6,300         34

 International Steel Group *ss.                        2,500         99

 Massey ss.                                            2,300         92

 Meridian Gold *ss.                                    2,300         39

 Newmont Mining                                        9,800         414

 Nucor                                                 3,900         224

 Peabody Energy                                        3,400         158

 Phelps Dodge                                          2,228         227

 Quanex                                                900           48

 Royal Gold ss.                                        1,900         35

 Ryerson Tull ss.                                      2,200         28

 Southern Peru Copper ss.                              2,100         116

 Steel Dynamics ss.                                    1,700         59

 Stillwater Mining *                                   2,805         28

 USX-U.S. Steel Group                                  2,800         142

 Worthington Industries                                3,400         65

                                                                     3,176

 Paper & Forest Products  0.4%
 Badger Paper Mills *                                  1,200         5

 Bowater                                               1,400         53

 Buckeye Technologies *                                2,900         31

 FiberMark *                                           13,600        0

 Georgia-Pacific                                       5,940         211

 International Paper                                   11,484        423

 Louisiana Pacific                                     3,300         83

 MeadWestvaco                                          4,252         135

 Neenah Paper ss.                                      1,054         35

 P. H. Glatfelter                                      2,100         31

 Pope & Talbot                                         1,200         21

 Potlatch                                              800           38

 Schweitzer Mauduit                                    400           13

 Wausau-Mosinee Paper                                  2,100         30

 Weyerhaeuser                                          4,800         329

                                                                     1,438

 Total Materials                                                     12,295

 TELECOMMUNICATION SERVICES  2.7%
 Diversified Telecommunication Services  2.2%
 Alltel                                                7,300         400

 AT&T                                                  18,223        342

 Atlantic Tele Network                                 1,600         51

 BellSouth                                             42,500        1,117

 Centurytel                                            2,575         85

 Cincinnati Bell *                                     9,348         40

 Citizens Communications                               5,940         77

 Commonwealth Telephone Enterprises *ss.               700           33

 Covista Communications *                              3,500         6

 CT Communications ss.                                 1,700         18

 D&E Communications ss.                                2,849         26

 General Communications, Class A *                     2,400         22

 IDT *                                                 1,700         24

 Level 3 Communications *ss.                           15,000        31

 MCI *                                                 7,300         182

 NTL *                                                 2,200         140

 Qwest Communications International *ss.               39,925        148

 SBC Communications                                    77,097        1,826

 Sprint                                                34,100        776

 Time Warner Telecom, Class A *ss.                     3,300         13

 US LEC, Class A *ss.                                  8,300         21

 Verizon Communications                                64,060        2,274

                                                                     7,652

 Wireless Telecommunication Services  0.5%
 @Road *ss.                                            4,600         19

 Alamosa Holdings *ss.                                 5,300         62

 American Tower Systems, Class A *                     4,400         80

 Boston Communications Group *ss.                      1,500         11

 Centennial Communications *ss.                        5,800         63

 Crown Castle International *                          4,800         77

 Metro One Telecommunications *ss.                     6,850         9

 Nextel Communications, Class A *                      24,800        705

 Nextel Partners, Class A *                            5,000         110

 NII Holdings, Class B *                               1,600         92

 Price Communications                                  2,285         40

 Spectrasite *                                         900           52

 Telephone and Data Systems                            1,200         98

 Triton PCS, Class A *                                 3,600         8

 U. S. Cellular *                                      1,800         82

 Ubiquital *ss.                                        2,100         14

 US Unwired, Class A *ss.                              3,000         12

 Western Wireless, Class A *ss.                        2,400         91

 Wireless Facilities *ss.                              2,500         16

                                                                     1,641

 Total Telecommunication Services                                    9,293

 UTILITIES  3.1%
 Electric Utilities  1.9%
 Allegheny Energy *ss.                                 3,900         81

 ALLETE                                                633           27

 Alliant                                               2,200         59

 Ameren                                                3,600         176

 American Electric Power                               8,440         288

 Black Hills ss.                                       700           23

 CenterPoint Energy                                    7,100         85

 Central Vermont Public Service                        1,300         29

 CH Energy Group ss.                                   600           27

 CINergy                                               4,200         170

 Cleco                                                 2,000         43

 Consolidated Edison                                   4,800         203

 DPL                                                   3,600         90

 DQE ss.                                               1,700         31

 DTE Energy                                            3,749         171

 Edison International                                  6,800         236

 El Paso Electric *                                    1,500         29

 Empire District Electronics ss.                       1,300         30

 Entergy                                               4,800         339

 Exelon                                                16,024        735

 FirstEnergy                                           7,560         317

 FPL Group                                             8,400         337

 Great Plains Energy ss.                               2,200         67

 Hawaiian Electric Industries ss.                      1,900         49

 IdaCorp                                               1,100         31

 Madison Gas and Electric                              1,300         43

 Northeast Utilities                                   2,900         56

 NSTAR                                                 1,300         71

 OGE Energy                                            1,900         51

 Otter Tail                                            1,800         45

 PG&E                                                  10,100        344

 Pinnacle West Capital                                 2,300         98

 Potomac Electric Power                                4,300         90

 PPL                                                   4,300         232

 Progress Energy                                       5,230         219

 Public Service of New Mexico                          2,050         55

 Puget Energy                                          2,900         64

 Reliant Resources *                                   6,937         79

 Sierra Pacific Resources *ss.                         5,600         60

 Southern Company                                      17,700        563

 Teco Energy ss.                                       4,000         63

 TXU                                                   7,100         565

 Unisource Energy ss.                                  1,800         56

 United Illuminating                                   1,000         51

 Westar Energy                                         1,900         41

 XCEL Energy ss.                                       9,330         160

                                                                     6,679

 Gas Utilities  0.2%
 Atmos Energy                                          2,000         54

 Cascade Natural Gas ss.                               1,000         20

 KeySpan                                               4,100         160

 Laclede Gas                                           1,100         32

 NICOR ss.                                             1,000         37

 NiSource                                              6,008         137

 Peoples Energy                                        1,400         59

 Piedmont Natural Gas Company ss.                      2,300         53

 Southern Union                                        3,310         83

 UGI                                                   1,600         72

 Washington Gas Light                                  1,400         43

                                                                     750

 Multi-Utilities & Unregulated Power  0.9%
 AES *                                                 15,855        260

 Aquila *ss.                                           10,100        39

 Avista                                                2,000         35

 Calpine *ss.                                          9,800         27

 CMS Energy *ss.                                       5,100         67

 Constellation Energy Group                            3,600         186

 Dominion Resources                                    7,420         552

 Duke Energy                                           22,000        616

 Dynegy, Class A *ss.                                  9,136         36

 Energy East                                           2,700         71

 Equitable Resources                                   1,400         80

 MDU Resources Group                                   2,300         64

 National Fuel Gas Company                             2,000         57

 NRG Energy *                                          1,700         58

 ONEOK                                                 3,000         92

 Public Service Enterprise                             5,600         305

 Questar                                               2,600         154

 SCANA                                                 2,468         94

 Sempra Energy                                         5,851         233

 Vectren                                               2,300         61

 Wisconsin Energy                                      2,200         78

 WPS Resources ss.                                     1,200         64

                                                                     3,229

 Water Utilities  0.1%
 Aqua America                                          3,043         74

 California Water Service Group ss.                    1,100         37

                                                                     111

 Total Utilities                                                     10,769

 Total Common Stocks (Cost  $296,555)                                339,812

 CONVERTIBLE PREFERRED STOCKS  0.0%
 Simon Property Group                                  390           22

 Total Convertible Preferred Stocks (Cost  $21)                      22

 SHORT-TERM INVESTMENTS  2.6%
 Money Market Fund  2.4%
 T. Rowe Price Reserve Investment Fund, 2.67% +#       8,239,188     8,239

                                                                     8,239

 U.S. Treasury Obligations  0.2%
 U.S. Treasury Bills, 2.66%, 4/21/05 ++                650,000       649

                                                                     649

 Total Short-Term Investments (Cost  $8,888)                         8,888

 SECURITIES LENDING COLLATERAL  6.5%
 Money Market Trust  6.5%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 2.882% # 22,771,879    22,772

 Total Securities Lending Collateral (Cost  $22,772)                 22,772

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (5)

 Total Futures Contracts                                             (5)

 Total Investments in Securities
 106.4% of Net Assets (Cost $328,236)                  $             371,489


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan
      at March 31, 2005 - See Note 2
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
 ADR  American Depository Receipts
 REIT Real Estate Investment Trust

 (2) Open Futures Contracts at March 31,2005 were as follows:
 ($ 000s)
                                                       Contract      Unrealized
                                         Expiration    Value         Gain (Loss)
 Long, 11 S&P 500 contracts,
 $198 par of 2.66% U.S. Treasury Bills
 pledged as initial margin               6/05       $  3,256      $  (87)

 Long, 77 S&P Mini 500 contracts,
 $278 par of 2.66% U.S. Treasury Bills
 pledged as initial margin               6/05          4,558         (135)

 Long, 2 S&P Mid-Cap 400 contracts,
 $31 par of 2.66% U.S. Treasury Bills
 pledged as initial margin               6/05          662           (24)

 Long, 1 Russell 2000 contract,
 $15 par of 2.66% U.S. Treasury Bills
 pledged as initial margin               6/05          309           (13)

 Long, 7 Russell 2000 EMini contracts,
 $22 par of 2.66% U.S. Treasury Bills
 pledged as initial margin               6/05          432           (20)

 Long, 2 S&P Mid-Cap 400 Emini contracts,
 $6 par of 2.66% U.S. Treasury Bills
 pledged as initial margin               6/05          132           (5)

 Net payments (receipts) of variation
 margin to date                                                      279

 Variation margin receivable (payable)
 on open futures contracts                                        $  (5)


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $22,275,000; aggregate collateral consisted of $22,772,000 in the money market pooled trust and U.S. government securities valued at $21,000.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $328,236,000. Net unrealized gain aggregated $42,974,000 at period-end, of which $78,341,000 related to appreciated investments and $35,367,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $50,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $8,239,000 and $7,086,000, respectively.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




         SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005